AS FILED WITH THE SECURITIES
                             AND EXCHANGE COMMISSION
                                  ON 12/04/2003

                               FILE NOS: 811-08228
                                    33-73248

                       SECURITIES AND EXCHANGE COMMISSION
                       ----------------------------------
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X ]
Pre-Effective Amendment No.                                            [  ]
Post-Effective Amendment No.                                           [18]
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                                     [X ]
Amendment No.                                                          [19]

                        (Check appropriate box or boxes.)

                                THE TIMOTHY PLAN
                         -------------------------------
               (Exact name of Registrant as Specified in Charter)

                           1304 West Fairbanks Avenue
                              Winter Park, FL 32789
                            ------------------------
                     (Address of Principal Executive Office)

               Registrant's Telephone Number, including Area Code:
                                  407-644-1986
                                  ------------

                   ARTHUR D. ALLY, 1304 WEST FAIRBANKS AVENUE
                              WINTER PARK, FL 32789
                                  407-644-1986
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                     Please send copy of communications to:
                             DAVID D. JONES, ESQUIRE
                             395 Sawdust Road, #2148
                             The Woodlands, TX 77381
                                  ------------

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

/ /  immediately upon filing pursuant to paragraph (b)
/ /  on (date) pursuant to paragraph (b)
/X/  60 days after filing pursuant to paragraph (a)(1)
/ /  on April 1, 2001,pursuant to paragraph (a)(3)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  on ___________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

A Rule 24f-2 Notice for the year ended December 31, 2003 was filed on ___________, 2001.

                                             PROSPECTUS

                                             _______________, 2004

                                                  TIMOTHY PLAN
                                                  Aggressive Growth Fund

                                                  TIMOTHY PLAN
                                                  Large/Mid-Cap Growth Fund

                                                  TIMOTHY PLAN
                                                  Small-Cap Value Fund

                                                  TIMOTHY PLAN
                                                  Large/Mid-Cap Value Fund

                                                  TIMOTHY PLAN
                                                  Fixed-Income Fund

                                                  TIMOTHY PLAN
                                                  Money Market Fund

                                                  TIMOTHY PLAN
                                                  Strategic Growth Fund

                                                  TIMOTHY PLAN
                                                  Conservative Growth Fund

                   (This page is not part of the prospectus.)

TIMOTHY PLAN
FAMILY OF FUNDS
(the "Trust")

PROSPECTUS ______________, 2004

This Prospectus offers the following series of the Trust (the "Traditional Funds"):

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

TIMOTHY PLAN LARGE/MID-CAP GROWTH FUND

TIMOTHY PLAN SMALL-CAP VALUE FUND

TIMOTHY PLAN LARGE/MID-CAP VALUE FUND

TIMOTHY PLAN FIXED-INCOME FUND

TIMOTHY PLAN MONEY MARKET FUND

And the following series of the Trust that invest in certain Traditional Funds (collectively, the "Asset Allocation Funds"):

TIMOTHY PLAN STRATEGIC GROWTH FUND

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

The Timothy Plan was established to provide an investment alternative for people who want to invest according to certain ethical standards. Each Fund invests according to its own distinct investment objective. However, all the Funds have one thing in common: they employ a zero-tolerance policy against investing in any company that is involved in the business of alcohol production, tobacco production or casino gambling, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-traditional married lifestyles. Each Asset Allocation Fund invests the majority of its assets in certain Traditional Funds of the Trust to provide a convenient way to allocate your investment among the Traditional Funds.

The Funds are distributed through Timothy Partners, Ltd.
1304 West Fairbanks Avenue, Winter Park, Florida  32789.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

[SIDEBAR]

      CONTENTS
   4  THE BASICS ABOUT THE
      TRADITIONAL FUNDS
   4  Timothy Plan Aggressive Growth Fund
   6  Timothy Plan Large/Mid-Cap Growth Fund
   8  Timothy Plan Small-Cap Value Fund
  10  Timothy Plan Large/Mid-Cap Value Fund
  12  Timothy Plan Fixed-Income Fund
  14  Timothy Plan Money Market Fund
  16  Fees and Expenses
  17  THE BASICS ABOUT THE
      ASSET ALLOCATION FUNDS
  17  Timothy Plan Strategic Growth Fund
  19  Timothy Plan Conservative Growth Fund
  21  Fees and Expenses
  22  ADDITIONAL INFORMATION
  22  INVESTING IN THE FUNDS
  22  Determining Share Prices
  23  Choosing the Class of Shares that is Best for You
  23  Class A Shares
  24  Class B Shares
  --  Class C Shares
  25  Distribution Fees
  25  Opening and Adding to Your Account
  25  To Open an Account by Mail
  26  Purchasing Shares by Wire Transfer
  26  Purchases Through Financial Service Organizations
  26  Purchasing Shares by Automatic Investment Plan
  26  Retirement Plans
  27  Other Purchase Information
  27  HOW TO SELL (REDEEM) SHARES
  28  DIVIDENDS AND DISTRIBUTIONS
  29  INVESTMENT ADVISER
  29  Investment Managers
  29  Timothy Plan Aggressive Growth Fund
  29  Timothy Plan Large/Mid-Cap Growth Fund
  30  Timothy Plan Small-Cap Value Fund
  30  Timothy Plan Large/Mid-Cap Value Fund
  30  Timothy Plan Fixed-Income  & Money Market Fund
  31  PRINCIPAL UNDERWRITER
  31  FEDERAL TAXES
  32  GENERAL INFORMATION
  32  FINANCIAL HIGHLIGHTS
  47  PRIVACY POLICY
  47  FOR MORE INFORMATION
  49  APPLICATIONS
  49  New Account Application
  53  Account Transfer Form

[END SIDEBAR]

THE BASICS ABOUT THE TRADITIONAL FUNDS
The Timothy Plan believes that it has a responsibility to invest in a moral and ethical manner. Accordingly, none of our Funds invest in any company that is involved in the business of alcohol production, tobacco production, or casino gambling, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-traditional married lifestyles. Securities issued by companies engaged in these prohibited activities are excluded from the Funds' portfolios and are referred to throughout this Prospectus as "Excluded Securities." Under a zero- tolerance policy, Excluded Securities will not be purchased by any of our Funds. Timothy Partners, Ltd. ("TPL") is investment adviser to the Funds and is responsible for determining those securities that are Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but nevertheless could be found offensive to basic, traditional Judeo-Christian values.

Because none of our Funds will invest in Excluded Securities, the pool of securities from which each may choose may be limited to a certain degree. Although TPL believes that the Funds can achieve their investment objectives within the parameters of ethical investing, eliminating Excluded Securities as investments may have an adverse effect on a Fund's performance. However, "total return" is more than just numbers. It is also investing in a way that supports and reflects your beliefs and ideals. All of our Funds strive to maximize both kinds of total return.

--------------------------------------------------------------------------------
                                                         CLASS A       CLASS B
                                        cusip number:   887432813     887432797
                                       ticker symbol:     TAAGX         TBAGX
                                       -----------------------------------------
TIMOTHY PLAN AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Long-term growth of capital.

PRIMARY INVESTMENT STRATEGIES
o Normally investing at least 65% of the Fund's total assets in U.S. common stocks;
o Investing in securities of companies without regard to market capitalizations; and
o Investing its assets in the securities of a limited number of companies which the Fund's investment manager believes show a high probability for superior growth.

PRIMARY RISKS
1. GENERAL RISK- As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.
2.   STOCK  MARKET  RISK- The Fund is an equity  fund,  so it is  subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.
3. LARGER COMPANY INVESTING RISK- Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
4. SMALLER COMPANY INVESTING RISK- Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.
5. EXCLUDED SECURITY RISK- Because the Fund does not invest in Excluded Securities, the Fund may be riskier than other Funds that invest in a broader array of securities.
6.   GROWTH   RISKS-  The  Fund   invests  in   companies   that  appear  to  be
     growth-oriented companies. Growth companies are companies that the Fund's investment manager believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the investment manager's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.
7. PORTFOLIO TURNOVER- The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Fund may experience high portfolio turnover. Increased portfolio turnover may result in higher costs for brokerage commissions and other transaction costs and may also result in taxable capital gains.

WHO SHOULD BUY THIS FUND
The Fund is appropriate for investors who understand the risks of investing in the stock market and who are willing to accept significant amounts of volatility and risk.

PAST PERFORMANCE
THE FOLLOWING BAR CHART AND TABLE HELP SHOW THE RISKS OF INVESTING IN SHARES OF THE FUND BY SHOWING CHANGES IN THE FUND'S YEARLY PERFORMANCE OVER THE LIFETIME OF THE FUND. THEY ALSO COMPARE THE FUND'S PERFORMANCE TO THE PERFORMANCE OF THE RUSSELL MID-CAP GROWTH INDEX DURING EACH PERIOD. YOU SHOULD BE AWARE THAT THE FUND'S PAST PERFORMANCE BEFORE AND AFTER TAXES IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE. ALSO, PERFORMANCE FIGURES DO NOT REFLECT THE EFFECTS OF SALES CHARGES. IF THEY DID, RETURNS WOULD BE LOWER.

YEAR-BY-YEAR  ANNUAL TOTAL RETURNS FOR CLASS A SHARES
(for calendar years ending on December 31(1))

                                  [BAR CHART]

 --%             -16.50%             -20.84%           -31.01%
2003               2002               2001               2000

------------------
 Best      Worst
Quarter   Quarter
------------------
Dec-01    Sep-01
20.18%    -26.86%
------------------

AVERAGE ANNUAL TOTAL RETURNS
(for periods ending on December 31, 2003(1))
                                       --------------------------------------------------------------------------
                                              Class A1                 Class B1                 Class C1
                                       --------------------------------------------------------------------------
                                                      Since                    Since                    Since
PORTFOLIO RETURNS                       One Year    Inception    One Year    Inception    One Year    Inception
                                       --------------------------------------------------------------------------
Before-Tax Return                         ----%       ----%       ----%        ----%         NA          NA
                                       --------------------------------------------------------------------------
After-Tax Return on Distributions2        ----%       ----%       ----%        ----%         NA          NA
                                       --------------------------------------------------------------------------
After-Tax Return on Distributions         ----%       ----%       ----%        ----%         NA          NA
and Sale of Portfolio Shares2
                                       --------------------------------------------------------------------------
Russell Mid-Cap Growth Index3             ----%       ----%       ----%        ----%         NA          NA
(reflects no deduction for fees,
expenses or taxes)
                                       --------------------------------------------------------------------------

(1) Class A shares commenced investment operations on October 5, 2000 and Class B shares commenced investment operations on October 9, 2000. Class C shares are being offered for the first time via this prospectus.
(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) The Russell Mid Cap Growth Index is a widely recognized, unmanaged index of mid-capitalization growth companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

--------------------------------------------------------------------------------
                                                          Class A       Class B
                                         cusip number:   887432789     887432771
                                        ticker symbol:     TLGAX         TLGBX
                                        ----------------------------------------
TIMOTHY PLAN LARGE/MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Long-term growth of capital.

PRIMARY INVESTMENT STRATEGIES
o Normally investing at least 65% of the Fund's total assets in U.S. common stocks;
o Primarily investing in equity securities with market capitalization in excess of $2 billion;
o Investing in a portfolio of securities which includes a broadly diversified number of U.S. equity securities that the Fund's investment manager believes show a high probability of superior prospects for above average growth. The Fund's investment manager chooses these securities using a "bottoms up" approach of extensively analyzing the financial, management, and overall economic conditions of each potential investment.

PRIMARY RISKS
1. GENERAL RISK- As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.
2.   STOCK  MARKET  RISK- The Fund is an equity  fund,  so it is  subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.
3. EXCLUDED SECURITY RISK- Because the Fund does not invest in Excluded Securities, the Fund may be riskier than other Funds that invest in a broader array of securities.
4.   GROWTH   RISKS-  The  Fund   invests  in   companies   that  appear  to  be
     growth-oriented companies. Growth companies are companies that the Fund's investment manager believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Fund's investment manager's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.
5. LARGER COMPANY INVESTING RISK- Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
6. MID-SIZED COMPANY INVESTING RISK- Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

WHO SHOULD BUY THIS FUND
The Fund is appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

PAST PERFORMANCE
THE FOLLOWING BAR CHART AND TABLE HELP SHOW THE RISKS OF INVESTING IN SHARES OF THE FUND BY SHOWING CHANGES IN THE FUND'S YEARLY PERFORMANCE OVER THE LIFETIME OF THE FUND. THEY ALSO COMPARE THE FUND'S PERFORMANCE TO THE PERFORMANCE OF THE RUSSELL 1000 GROWTH INDEX DURING EACH PERIOD. YOU SHOULD BE AWARE THAT THE FUND'S PAST PERFORMANCE BEFORE AND AFTER TAXES IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE. ALSO, PERFORMANCE FIGURES DO NOT REFLECT THE EFFECTS OF SALES CHARGES. IF THEY DID, RETURNS WOULD BE LOWER.

YEAR-BY-YEAR ANNUAL TOTAL RETURNS FOR CLASS A SHARES
(for calendar years ending on December 31(1))

                                  [BAR CHART]

 --%             -29.40%            -22.80%             -5.69%
2003               2002               2001               2000

------------------
 Best      Worst
Quarter   Quarter
------------------
Dec-01    Mar-01
16.48%    -24.07%
------------------

AVERAGE ANNUAL TOTAL RETURNS
(for periods ending on December 31, 2003(1))
                                       --------------------------------------------------------------------------
                                              Class A1                 Class B1                 Class C1
                                       --------------------------------------------------------------------------
                                                      Since                    Since                    Since
Portfolio Returns                       One Year    Inception    One Year    Inception    One Year    Inception
                                       --------------------------------------------------------------------------
Before-Tax Return                         ----%       ----%       ----%        ----%         NA          NA
                                       --------------------------------------------------------------------------
After-Tax Return on Distributions2        ----%       ----%       ----%        ----%         NA          NA
                                       --------------------------------------------------------------------------
After-Tax Return on Distributions         ----%       ----%       ----%        ----%         NA          NA
and Sale of Portfolio Shares2
                                       --------------------------------------------------------------------------
Russell 1000 Growth Index3                ----%       ----%       ----%        ----%         NA          NA
(reflects no deduction for fees,
expenses or taxes)
                                       --------------------------------------------------------------------------

(1) Class A shares commenced investment operations on October 5, 2000 and Class B shares commenced investment operations on October 9, 2000. Class C shares are being offered for the first time via this prospectus.
(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) The Russell 1000 Growth Index is a widely recognized, unmanaged index of 1000 large-capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

--------------------------------------------------------------------------------
                                                         CLASS A       CLASS B
                                        cusip number:   887432409     887432508
                                       ticker symbol:     TPLNX         TIMBX
                                       -----------------------------------------
TIMOTHY PLAN SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Long-term capital growth, with a secondary objective of current income.

PRIMARY INVESTMENT STRATEGIES
o The Fund seeks to achieve its objectives by primarily investing in U.S. small-cap stocks. Small-Cap stocks refer to the common stock of smaller companies - companies whose total market capitalization is generally less than $2 billion.
o In determining whether to invest in a particular company, the Fund's investment manager focuses on a number of different attributes of the company, including the company's market expertise, balance sheet, improving return on equity, price to earnings ratios, industry position and strength, management and a number of other factors. Analyzing companies in this manner is known as a "bottoms up" approach to investing.
o The Fund may invest in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"). ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers, and are an alternative to purchasing foreign securities in their national market and currency.

PRIMARY RISKS
1. GENERAL RISK- As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.
2.   STOCK  MARKET  RISK- The Fund is an equity  fund,  so it is  subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.
3. SMALLER COMPANY INVESTING RISK- Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.
4. EXCLUDED SECURITY RISK- Because the Fund does not invest in Excluded Securities, the Fund may be riskier than other Funds that invest in a broader array of securities.
5. FOREIGN RISK. The Fund's investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because of the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign country. There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund's investments in foreign securities.
6. "VALUE" INVESTING RISK- The Fund invests in companies that appear to be value-oriented companies. If a Portfolio's perceptions of a company's inherent value are wrong, the securities purchased may not perform as expected, reducing the Portfolio's return. Further, "value" stocks, in general, may lose favor in the market and under perform other types of securities.

WHO SHOULD BUY THIS FUND
The Fund is appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

PAST PERFORMANCE
THE FOLLOWING BAR CHART AND TABLE HELP SHOW THE RISKS OF INVESTING IN SHARES OF THE FUND BY SHOWING CHANGES IN THE FUND'S YEARLY PERFORMANCE OVER THE LIFETIME OF THE FUND. THEY ALSO COMPARE THE FUND'S PERFORMANCE TO THE PERFORMANCE OF THE RUSSELL 2000 INDEX DURING EACH PERIOD. YOU SHOULD BE AWARE THAT THE FUND'S PAST PERFORMANCE BEFORE AND AFTER TAXES IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE. ALSO, PERFORMANCE FIGURES DO NOT REFLECT THE EFFECTS OF SALES CHARGES. IF THEY DID, RETURNS WOULD BE LOWER.

YEAR-BY-YEAR ANNUAL TOTAL RETURNS FOR CLASS A SHARES
(for calendar years ending on December 31(1))

                                  [BAR CHART]

-2.84%    7.93%   12.59%   21.35%  -10.50%   12.58%   11.23%    9.66%  -19.25%
 1994     1995     1996     1997     1998     1999     2000     2001     2001

------------------
 Best      Worst
Quarter   Quarter
------------------
Jun-99     Sep-98
19.87%    -23.18%
------------------

AVERAGE ANNUAL TOTAL RETURNS
(for periods ending on December 31, 2003)
                             -------------------------------------------------------------------------------------------------
                                          CLASS A1                               CLASS B2                      CLASS C3
                             -------------------------------------------------------------------------------------------------
                              One     Five     Ten      Since      One     Five      Ten       Since       One       Since
Portfolio Returns             Year    Years   Years   Inception    Year    Years    Years    Inception     Year    Inception
                             -------------------------------------------------------------------------------------------------
Before-Tax Return             ----%   ----%   ----%     ----%     ----%    ----%    ----%      ----%        NA        NA
                             -------------------------------------------------------------------------------------------------
After-Tax Return on           ----%   ----%   ----%     ----%     ----%    ----%    ----%      ----%        NA        NA
Distributions4
                             -------------------------------------------------------------------------------------------------
After-Tax Return on           ----%   ----%   ----%     ----%     ----%    ----%    ----%      ----%        NA        NA
Distributions and Sale of
Portfolio Shares4
                             -------------------------------------------------------------------------------------------------
Russell 2000 Index5           ----%   ----%   ----%     ----%     ----%    ----%    ----%      ----%        NA        NA
(reflects no deduction for
fees, expenses or taxes)
                             -------------------------------------------------------------------------------------------------

(1)  Class A shares commenced investment operations on March 24, 1994.
(2)  Class B Shares commenced investment operations on August 25, 1995.
(3)  Class C shares are being offered for the first time via this prospectus.
(4) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(5) The Russell 2000 Index is a widely recognized, unmanaged index of 2000 small-capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

--------------------------------------------------------------------------------
                                                         CLASS A       CLASS B
                                        cusip number:   887432607     887432706
                                       ticker symbol:     TLVAX         TLVBX
                                       -----------------------------------------
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Long-term capital growth, with a secondary objective of current income.

PRIMARY INVESTMENT STRATEGIES
o The Fund seeks to achieve its objectives by primarily investing in U.S. common stocks. The Fund will normally invest in companies whose total market capitalization exceeds $2 billion.
o In determining whether to invest in a particular company, the Fund's investment manager focuses on a number of different attributes of the company, including the company's market expertise, balance sheet, improving return on equity, price to earnings ratios, industry position and strength, management, and a number of other factors. Analyzing companies in this manner is known as a "bottoms up" approach to investing.

PRIMARY RISKS
1. GENERAL RISK- As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.
2.   STOCK  MARKET  RISK- The Fund is an equity  fund,  so it is  subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.
3. LARGER COMPANY INVESTING RISK- Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
4. MID-SIZED COMPANY INVESTING RISK- Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.
5. EXCLUDED SECURITY RISK- Because the Fund does not invest in Excluded Securities, the Fund may be riskier than other Funds that invest in a broader array of securities.
6. "VALUE" INVESTING RISK- The Fund invests in companies that appear to be value-oriented companies. If a Portfolio's perceptions of a company's inherent value are wrong, the securities purchased may not perform as expected, reducing the Portfolio's return. Further, "value" stocks, in general, may lose favor in the market and under perform other types of securities.

WHO SHOULD BUY THIS FUND
The Fund is appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

PAST PERFORMANCE
THE FOLLOWING BAR CHART AND TABLE HELP SHOW THE RISKS OF INVESTING IN SHARES OF THE FUND BY SHOWING CHANGES IN THE FUND'S YEARLY PERFORMANCE OVER THE LIFETIME OF THE FUND. THEY ALSO COMPARE THE FUND'S PERFORMANCE TO THE PERFORMANCE OF THE S&P 500 INDEX DURING EACH PERIOD. YOU SHOULD BE AWARE THAT THE FUND'S PAST PERFORMANCE BEFORE AND AFTER TAXES IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE. ALSO, PERFORMANCE FIGURES DO NOT REFLECT THE EFFECTS OF SALES CHARGES. IF THEY DID, RETURNS WOULD BE LOWER.

YEAR-BY-YEAR ANNUAL TOTAL RETURNS FOR CLASS A SHARES
(for calendar years ending on December 31(1))

                                  [BAR CHART]

-3.28%    12.35%    0.33%    -15.88%
 1999      2000      2001      2002

------------------
 Best      Worst
Quarter   Quarter
------------------
Dec-01    Sep-02
13.89%   -18.73%
------------------

AVERAGE ANNUAL TOTAL RETURNS
(for periods ending on December 31, 2003)
                                ------------------------------------------------------------------------------------
                                          Class A1                      Class B2                   Class C3
                                ------------------------------------------------------------------------------------
                                 One      Five      Since      One      Five      Since       One         Since
Portfolio Returns                Year     Years   Inception    Year     Years   Inception     Year      Inception
                                ------------------------------------------------------------------------------------
Before-Tax Return                ----%    ----%     ----%      ----%    ----%     ----%        NA           NA
                                ------------------------------------------------------------------------------------
After-Tax Return on              ----%    ----%     ----%      ----%    ----%     ----%        NA           NA
Distributions4
                                ------------------------------------------------------------------------------------
After-Tax Return on              ----%    ----%     ----%      ----%    ----%     ----%        NA           NA
Distributions and Sale of
Portfolio Shares4
                                ------------------------------------------------------------------------------------
S&P 500 Index5                   ----%    ----%     ----%      ----%    ----%     ----%        NA           NA
(reflects no deduction for
fees, expenses or taxes)
                                ------------------------------------------------------------------------------------

(1)  Class A shares commenced investment operations on July 14, 1999.
(2)  Class B Shares commenced investment operations on July 15, 1999.
(3)  Class C shares are being offered for the first time via this prospectus.
(4) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only. After-tax returns for Class B shares will be different.
(5) The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

--------------------------------------------------------------------------------
                                                         CLASS A       CLASS B
                                        cusip number:   887432888     887432854
                                       ticker symbol:     TFIAX         TFIBX
                                       -----------------------------------------
TIMOTHY PLAN FIXED INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
To generate a high level of current income consistent with prudent investment risk.

PRIMARY INVESTMENT STRATEGIES
o To achieve its goal, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. government and agency securities, convertible securities and preferred securities. The investment manager will only purchase securities for the Fund that are investment grade, with a rating of at least "BBB" as rated by Standard & Poor's or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund's investment manager has determined that the security is of comparable credit quality to similar rated securities. The Fund has adopted a non-fundamental investment policy that under normal circumstances will invest at least 80% of its assets in fixed income securities. This policy may not be changed without at least 60 days prior written notice to Fund shareholders.
o In managing its portfolio, the Fund' s investment manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector.

PRIMARY RISKS
1. GENERAL RISK- As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.
2. INTEREST RATE RISK- When interest rates rise, bond prices fall; the higher the Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.
3. CREDIT RISK- The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor's or, unrated, but determined to be of comparable quality by the investment manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.
4. SECTOR RISK- If certain industry sectors or types of securities don't perform as well as the Fund expects, the Fund's performance could suffer.

WHO SHOULD BUY THIS FUND
This Fund is appropriate for investors who want a high level of current income and are willing to accept a minor degree of volatility and risk.

PAST PERFORMANCE
THE FOLLOWING BAR CHART AND TABLE HELP SHOW THE RISKS OF INVESTING IN SHARES OF THE FUND BY SHOWING CHANGES IN THE FUND'S YEARLY PERFORMANCE OVER THE LIFETIME OF THE FUND. THEY ALSO COMPARE THE FUND'S PERFORMANCE TO THE PERFORMANCE OF THE DOW JONES BOND INDEX DURING EACH PERIOD. YOU SHOULD BE AWARE THAT THE FUND'S PAST PERFORMANCE BEFORE AND AFTER TAXES IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE. ALSO, PERFORMANCE FIGURES DO NOT REFLECT THE EFFECTS OF SALES CHARGES. IF THEY DID, RETURNS WOULD BE LOWER.

YEAR-BY-YEAR ANNUAL TOTAL RETURNS FOR CLASS A SHARES
(for calendar years ending on December 31(1))

                                  [BAR CHART]

-0.42%    2.32%     6.37%     10.32%
 1999      2000      2001      2001

------------------
 Best      Worst
Quarter   Quarter
------------------
Sep-02    Mar-00
 5.98%    -1.25%
------------------

AVERAGE ANNUAL TOTAL RETURNS
(for periods ending on December 31, 2003)
                             -------------------------------------------------------------------------------------------------
                                          Class A1                               Class B2                      Class C3
                             -------------------------------------------------------------------------------------------------
                              One     Five     Ten      Since      One     Five      Ten       Since       One       Since
Portfolio Returns             Year    Years   Years   Inception    Year    Years    Years    Inception     Year    Inception
                             -------------------------------------------------------------------------------------------------
Before-Tax Return             ----%   ----%   ----%     ----%     ----%    ----%    ----%      ----%        NA        NA
                             -------------------------------------------------------------------------------------------------
After-Tax Return on           ----%   ----%   ----%     ----%     ----%    ----%    ----%      ----%        NA        NA
Distributions4
                             -------------------------------------------------------------------------------------------------
After-Tax Return on           ----%   ----%   ----%     ----%     ----%    ----%    ----%      ----%        NA        NA
Distributions and Sale of
Portfolio Shares4
                             -------------------------------------------------------------------------------------------------
Dow Jones Bond Index5         ----%   ----%   ----%     ----%     ----%    ----%    ----%      ----%        NA        NA
(reflects no deduction for
fees, expenses or taxes)
                             -------------------------------------------------------------------------------------------------

(1)  Class A shares commenced investment operations on July 14, 1999.
(2)  Class B Shares commenced investment operations on August 5, 1999.
(3)  Class C shares are being offered for the first time via this prospectus.
(4) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only. After-tax returns for Class B shares will be different.
(5) The Dow Jones Bond Index is a widely recognized, unmanaged index of corporate bonds. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

--------------------------------------------------------------------------------
                                                         CLASS A
                                        cusip number:   887432821
                                       ticker symbol:     TPMXX
                                       -----------------------------------------
TIMOTHY PLAN MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund seeks a high level of current income consistent with the preservation of capital. The Fund also attempts to maintain a stable net asset value of $1.00.

PRIMARY INVESTMENT STRATEGIES
o The Fund invests primarily in short-term debt instruments, such as obligations of the U.S. government and its agencies, certificates of deposit, bankers acceptances, commercial paper, and short-term corporate notes. The Fund may also invest in repurchase agreements. Under normal circumstances, the Fund will not invest in any security with a maturity in excess of 397 days.
o The Fund will only purchase securities that have a rating of at least "AA" by Standard & Poor's or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund's investment manager has determined that the security is of comparable credit quality to similar rated securities

PRIMARY RISKS
1. MONEY MARKET RISK- An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
2. INTEREST RATE RISK- When interest rates rise, bond prices fall; the higher the Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.
3. CREDIT RISK- The Fund could lose money if its holdings are downgraded in credit rating or go into default. Accordingly, the Fund will only invest in investment-grade bonds.

WHO SHOULD BUY THIS FUND
The Fund is appropriate for investors who are seeking a high level of current income and preservation of capital.

PAST PERFORMANCE
The following bar chart and table help show the risks of investing in shares of the Fund by showing changes in the Fund's yearly performance over the lifetime of the Fund. Of course, the Fund's past performance is not necessarily an indication of its future performance.

YEAR-BY-YEAR ANNUAL TOTAL RETURNS FOR NO-LOAD SHARES
(for calendar years ending on December 31(1))

                                  [BAR CHART]

1.78%     5.34%     3.34%     0.80%
 1999      2000      2001      2002

AVERAGE ANNUAL TOTAL RETURNS
(for periods ending on December 31, 2003(1))
                                              ----------------------------------
                                                                         Since
                                              1 Year  5 Year  10 Year  Inception
                                              ----------------------------------
Return without sales load and before taxes     0.80%    N/A     N/A      3.20%
                                              ----------------------------------

(1)  Money Market Fund commenced investment operations on July 12, 1999.

TO  OBTAIN  THE  FUND'S  CURRENT  7-DAY  YIELD,   CALL  THE  FUND  TOLL-FREE  AT
1-800-662-0201.

FEES AND EXPENSES
The tables that follow describe the fees and expenses you may pay if you buy and hold Class A, Class B or Class C shares of the Timothy Plan Small-Cap Value Fund ("Small"), Timothy Plan Large/Mid-Cap Value Fund ("Mid"), Timothy Plan Aggressive Growth Fund ("Aggr"), Timothy Plan Large/Mid-Cap Growth Fund ("Large"), and Timothy Plan Fixed-Income Fund ("Fixed"). The Timothy Plan Money Market Fund ("MM") offers only No-Load shares.

SHAREHOLDER TRANSACTION EXPENSES     -------------------------------------------------------------------------------------
(fees paid directly                                 Class A                                 Class B                No-Load
from your investment)                -------------------------------------------------------------------------------------
                                     Small   Mid     Aggr    Large   Fixed   Small   Mid     Aggr    Large   Fixed   MM
--------------------------------------------------------------------------------------------------------------------------
Maximum sales charge on purchases
(as percentage of offering price)    5.25%   5.25%   5.25%   5.25%   4.25%   None    None    None    None    None    None
--------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charges
(as a percentage of the lesser of
original purchase price or
redemption proceeds)                 None    None    None    None    None    5.00%   5.00%   5.00%   5.00%   5.00%   None
--------------------------------------------------------------------------------------------------------------------------
Redemption Fees (1)                  None    None    None    None    None    None    None    None    None    None    None
--------------------------------------------------------------------------------------------------------------------------
Exchange Fees                        None    None    None    None    None    None    None    None    None    None    None
--------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES       -------------------------------------------------------------------------------------
(expenses that are deducted                         Class A                                 Class B                No-Load
from fund assets)                    -------------------------------------------------------------------------------------
                                     Small   Mid     Aggr    Large   Fixed   Small   Mid     Aggr    Large   Fixed   MM
--------------------------------------------------------------------------------------------------------------------------
Management fees                      0.85%   0.85%   0.85%   0.85%   0.60%   0.85%   0.85%   0.85%   0.85%   0.60%   0.60%
--------------------------------------------------------------------------------------------------------------------------
Service & distribution (12b-1) fees  0.25%   0.25%   0.25%   0.25%   0.25%   1.00%   1.00%   1.00%   1.00%   1.00%   0.00%
--------------------------------------------------------------------------------------------------------------------------
Other expenses (2)                   0.65%   0.66%   1.54%   0.70%   0.89%   0.64%   0.70%   1.85%   0.87%   1.01%   1.25%
--------------------------------------------------------------------------------------------------------------------------
Total fund operating expenses        1.75%   1.76%   2.64%   1.80%   1.74%   2.49%   2.55%   3.70%   2.72%   2.61%   1.85%
(before reimbursement by TPL)
--------------------------------------------------------------------------------------------------------------------------
Reimbursement                        N/A     N/A     1.04%   0.20%   0.39%   N/A     N/A     1.35%   0.37%   0.51%   1.00%
--------------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses 1.75%   1.76%   1.60%   1.60%   1.35%   2.49%   2.55%   2.35%   2.35%   2.10%   0.85%
(after reimbursement by TPL)
--------------------------------------------------------------------------------------------------------------------------

                                        ---------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                       Class C
(fees paid directly from your           ---------------------------------------
investment)                             Small   Mid     Aggr    Large   Fixed
-------------------------------------------------------------------------------
Maximum sales charge of purchases
(as percentage of offering price)       None    None    None    None    None
-------------------------------------------------------------------------------
Maximum deferred sales charges          1.00%   1.00%   1.00%   1.00%   1.00%
(as percentage of original purchase
price)
-------------------------------------------------------------------------------
Redemption Fees(1)                       None    None    None    None    None
-------------------------------------------------------------------------------
Exchange Fees                            None    None    None    None    None
-------------------------------------------------------------------------------

                                        ---------------------------------------
ANNUAL FUND OPERATING EXPENSES                        Class C(3)
(expenses that are deducted from        ---------------------------------------
assets) fund                            Small   Mid     Aggr    Large   Fixed
-------------------------------------------------------------------------------
                                        0.85%   0.85%   0.85%   0.85%   0.60%
Management Fees
-------------------------------------------------------------------------------
Service & Distribution (12b-1) Fees     1.00%   1.00%   1.00%   1.00%   1.00%

-------------------------------------------------------------------------------
Other Expenses                          0.64%   0.70%   1.85%   0.87%   1.01%

-------------------------------------------------------------------------------
Total Fund Operating Expenses           2.49%   2.55%   3.70%   2.72%   2.61%
(before reimbursement by TPL)(2)
-------------------------------------------------------------------------------
Reimbursement                           0.00%   0.00%   1.35%   0.37%   0.51%

-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses    2.49%   2.55%   2.35%   2.35%   2.10%
(after reimbursement by TPL)(3)
-------------------------------------------------------------------------------

(1) US Bank, the Funds' Custodian, charges a fee on redemptions paid by wire transfer, which currently is $9.
(2) The Funds' Adviser, TPL, has contractually agreed to waive fees and/or reimburse fund expenses for the Aggressive Growth Fund, the Large/Mid-Cap Growth Fund and the Fixed-Income Fund through April 30, 2005 to maintain total annual operating expenses at 1.60%, 1.60% and 1.35%, respectively, of the applicable Fund's Class A shares' average daily net assets, and at 2.35%, 2.35% and 2.10%, respectively, of the applicable Fund's Class B and Class C shares' average daily net assets. These Fund classes have agreed to repay these expenses in the first, second and third fiscal years following the year ending December 31, 2004, to the extent the total expenses of the applicable Fund class for any such year or years do not exceed the applicable average daily net asset percentage set forth above or any lower expense limitation or limitations to which the Funds' Adviser may otherwise agree. The Funds' Adviser has contractually agreed to waive fees and/or reimburse fund expenses for the Money Market Fund through April 30, 2005 to maintain total annual operating expenses at no more than 0.85% of the Fund's average daily net assets. The Money Market Fund has agreed to repay these expenses in the first, second and third fiscal years following the year ending December 31, 2004, to the extent the total expenses of the Fund for any such year or years do not exceed 0.85% of the Fund's average daily net assets or any lower expense limitation or limitations to which the Fund's adviser may otherwise agree.
(3) Class C shares are being offered for the first time via this prospectus. Because Class C shares have no prior operating history, "Other Expenses" are estimated in good faith based on expenses incurred in that category for Class B shares, which share similar ongoing expenses.

EXAMPLE:
THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. FOR EACH SHARE CLASS OFFERED, THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ANNUAL FUND OPERATING EXPENSES REMAIN THE SAME FOR EACH SHARE CLASS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

               -----------------------------------------------------------------
                                     CLASS A                          NO-LOAD
               -----------------------------------------------------------------
                 Small      Mid       Aggr       Large      Fixed        MM
               -----------------------------------------------------------------
ONE YEAR           $ 694     $ 694     $  679     $  679     $  655       $  87
               -----------------------------------------------------------------
THREE YEARS       $1,047   $ 1,050    $ 1,003    $ 1,003     $  930       $ 271
               -----------------------------------------------------------------
FIVE YEARS        $1,424   $ 1,429    $ 1,350    $ 1,350    $ 1,226       $ 471
               -----------------------------------------------------------------
TEN YEARS         $2,479   $ 2,489    $ 2,325    $ 2,325    $ 2,064      $1,049
               -----------------------------------------------------------------

The $9 fee that you would have to pay if you redeemed your shares by wire transfer is not included in these figures. A maximum sales charge of 4.25% for the Fixed-Income Fund, and 5.25% for the other Funds (except the Money Market
Fund) is included in the expense calculations.

                    ----------------------------------------------------------------------------------------------------------
                                 Class B (with Redemption)                            Class B (without Redemption
                    ----------------------------------------------------------------------------------------------------------
                      Small      Mid       Aggr       Large      Fixed     Small       Mid       Aggr      Large      Fixed
                    ----------------------------------------------------------------------------------------------------------
ONE YEAR                $ 765     $ 770      $ 751      $ 751      $ 728     $ 252      $ 258      $ 238     $ 238      $ 213
                    ----------------------------------------------------------------------------------------------------------
THREE YEARS            $1,099    $1,116     $1,058     $1,058      $ 985     $ 776      $ 794      $ 733     $ 733      $ 658
                    ----------------------------------------------------------------------------------------------------------
FIVE YEARS             $1,437    $1,467     $1,368     $1,368     $1,243    $1,326     $1,355     $1,255    $1,255     $1,129
                    ----------------------------------------------------------------------------------------------------------
TEN YEARS              $2,826    $2,885     $2,686     $2,686     $2,431    $2,826     $2,885     $2,686    $2,686     $2,431
                    ----------------------------------------------------------------------------------------------------------

                    ----------------------------------------------------------------------------------------------------------
                                 Class C (with Redemption)                            Class C (without Redemption
                    ----------------------------------------------------------------------------------------------------------
                      Small      Mid       Aggr       Large      Fixed     Small       Mid       Aggr      Large      Fixed
                    ----------------------------------------------------------------------------------------------------------
One Year                $ 355     $ 361      $ 341      $ 341      $ 316     $ 252      $ 258      $ 238     $ 238      $ 213
                    ----------------------------------------------------------------------------------------------------------
Three Years             $ 776     $ 794      $ 733      $ 733      $ 658     $ 776      $ 794      $ 733     $ 733      $ 658
                    ----------------------------------------------------------------------------------------------------------
Five Years             $1,326    $1,355     $1,255     $1,255     $1,129    $1,326     $1,355     $1,255    $1,255     $1,129
                    ----------------------------------------------------------------------------------------------------------
Ten Years              $2,826    $2,885     $2,686     $2,686     $2,431    $2,826     $2,885     $2,686    $2,686     $2,431
                    ----------------------------------------------------------------------------------------------------------

The $9 fee that you would have to pay if you redeemed your shares by wire transfer is not included in these figures. The maximum contingent deferred sales charge for each period is included in the figures showing redemption expenses.

THE BASICS ABOUT THE ASSET ALLOCATION FUNDS

In addition to the Traditional Funds described above, the Timothy Plan offers two Asset Allocation Funds: the Timothy Plan Conservative Growth Fund and the Timothy Plan Strategic Growth Fund. Each Asset Allocation Fund attempts to achieve its investment objective by investing the majority of its assets in certain Traditional Funds. The Asset Allocation Funds offer you the opportunity to pursue one of two specially constructed asset allocation strategies. The Asset Allocation Funds are designed for long-term investors seeking total return for tax-advantaged retirement plans and other long-term investment or savings accounts.

--------------------------------------------------------------------------------
                                                         CLASS A       CLASS B
                                        cusip number:   887432763     887432748
                                       ticker symbol:     TSGAX         TSGBX
                                       -----------------------------------------
TIMOTHY PLAN STRATEGIC GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Medium to high levels of long-term capital growth. Current income is a consideration only to the extent that the Traditional Funds in which the Strategic Growth Fund invests seek current income.

PRIMARY INVESTMENT STRATEGIES
The Strategic Growth Fund normally will invest at least 75% of its assets in the following Traditional Funds according to the following approximate range of percentages:

--------------------------------------------------------------------------------
Timothy Fund                 % of Fund's Net Assets Invested in Traditional Fund
--------------------------------------------------------------------------------
Small Cap Value Fund                               15-20%
--------------------------------------------------------------------------------
Large/Mid Cap Value Fund                           20-25%
--------------------------------------------------------------------------------
Large/Mid Cap Growth Fund                          30-35%
--------------------------------------------------------------------------------
Aggressive Growth Fund                             15-20%
--------------------------------------------------------------------------------

The Strategic Growth Fund normally will invest its remaining cash, if any, in U.S. government securities and short-term paper.

The Adviser will determine the specific asset allocation program. On each day that the Strategic Growth Fund is open for business, the Adviser will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. TPL also will reallocate the Strategic Growth Fund's investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

PRIMARY RISKS
1. GENERAL RISK- As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.
2. PORTFOLIO RISK- The Fund is subject to all of the risks that are inherent in the Traditional Funds in which the Fund invests.

WHO SHOULD BUY THIS FUND
The Strategic Growth Fund is appropriate for investors who understand the risks of investing in moderately- to aggressively-oriented equity funds and who wish to allocate their investments among multiple funds with a single investment.

PAST PERFORMANCE
THE FOLLOWING BAR CHART AND TABLE HELP SHOW THE RISKS OF INVESTING IN SHARES OF THE FUND BY SHOWING CHANGES IN THE FUND'S YEARLY PERFORMANCE OVER THE LIFETIME OF THE FUND. THEY ALSO COMPARE THE FUND'S PERFORMANCE TO THE PERFORMANCE OF THE S&P 500 INDEX DURING EACH PERIOD. YOU SHOULD BE AWARE THAT THE FUND'S PAST PERFORMANCE BEFORE AND AFTER TAXES IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE. ALSO, PERFORMANCE FIGURES DO NOT REFLECT THE EFFECTS OF SALES CHARGES. IF THEY DID, RETURNS WOULD BE LOWER.

YEAR-BY-YEAR ANNUAL TOTAL RETURNS FOR CLASS A SHARES
(for calendar years ending on December 31(1))

                                  [BAR CHART]

-3.90%   -11.72%   -25.26%
 2000      2001      2002

------------------
 Best      Worst
Quarter   Quarter
------------------
Dec-01    Sep-02
16.19%   -17.65%
------------------

AVERAGE ANNUAL TOTAL RETURNS
(for periods ending on December 31, 2003)
                             -------------------------------------------------------------------------------------------------
                                          Class A1                               Class B2                      Class C3
                             -------------------------------------------------------------------------------------------------
                              One     Five     Ten      Since      One     Five      Ten       Since       One       Since
Portfolio Returns             Year    Years   Years   Inception    Year    Years    Years    Inception     Year    Inception
                             -------------------------------------------------------------------------------------------------
Before-Tax Return             ----%   ----%   ----%     ----%     ----%    ----%    ----%      ----%        NA        NA
                             -------------------------------------------------------------------------------------------------
After-Tax Return on
Distributions4                ----%   ----%   ----%     ----%     ----%    ----%    ----%      ----%        NA        NA
                             -------------------------------------------------------------------------------------------------
After-Tax Return on
Distributions and Sale of
Portfolio Shares4             ----%   ----%   ----%     ----%     ----%    ----%    ----%      ----%        NA        NA
                             -------------------------------------------------------------------------------------------------
S&P 500 Index5
(reflects no deduction for
fees, expenses or taxes)      ----%   ----%   ----%     ----%     ----%    ----%    ----%      ----%        NA        NA
                             -------------------------------------------------------------------------------------------------

(1)  Class A shares commenced investment operations on October 5, 2000
(2)  Class B shares commenced investment operations on October 9, 2000.
(3)  Class C shares are being offered for the first time via this prospectus.
(4) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only. After-tax returns for Class B shares will be different.
(5) The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

--------------------------------------------------------------------------------
                                                         CLASS A       CLASS B
                                        cusip number:   887432730     887432755
                                       ticker symbol:     TCGAX         TCGBX
                                       -----------------------------------------
TIMOTHY PLAN CONSERVATIVE GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Moderate levels of long-term capital growth. Current income is a secondary objective.

PRIMARY INVESTMENT STRATEGIES
The Conservative Growth Fund normally will invest at least 75% of its assets in the following Traditional Funds according to the following approximated range of percentages:

--------------------------------------------------------------------------------
Timothy Fund                 % of Fund's Net Assets Invested in Traditional Fund
--------------------------------------------------------------------------------
Small Cap Value Fund                              15-20%
--------------------------------------------------------------------------------
Large/Mid Cap Value Fund                          25-30%
--------------------------------------------------------------------------------
Large/Mid Cap Growth Fund                         15-20%
--------------------------------------------------------------------------------
Fixed Income Fund                                 25-30%
--------------------------------------------------------------------------------

The Conservative Growth Fund normally will invest its remaining cash, if any, in U.S. government securities and short-term paper.

TPL will determine the specific asset allocation program. On each day that the Conservative Growth Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. The Adviser also will reallocate the Conservative Growth Fund's investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

PRIMARY RISKS
1. GENERAL RISK- As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.
2. PORTFOLIO RISK- The Fund is subject to all of the risks that are inherent in the Traditional Funds in which the Fund invests.
3. INTEREST RATE RISK- To the extent that the Fund invests in the Fixed-Income Fund and other fixed income securities, the Fund will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.
4. CREDIT RISK- To the extent that the Fund invests in the Fixed-Income Fund and other fixed income securities, the Fund will be exposed to credit risk. The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fixed-Income Fund will only invest in investment grade bonds.

WHO SHOULD BUY THIS FUND
The Fund is appropriate for investors who understand the risks of investing in moderately risk oriented equity funds, but who also wish to realize current income and allocate their investments among multiple funds with a single investment.

PAST PERFORMANCE
THE FOLLOWING BAR CHART AND TABLE HELP SHOW THE RISKS OF INVESTING IN SHARES OF THE FUND BY SHOWING CHANGES IN THE FUND'S YEARLY PERFORMANCE OVER THE LIFETIME OF THE FUND. THEY ALSO COMPARE THE FUND'S PERFORMANCE TO THE PERFORMANCE OF THE S&P 500 INDEX DURING EACH PERIOD. YOU SHOULD BE AWARE THAT THE FUND'S PAST PERFORMANCE BEFORE AND AFTER TAXES IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE. ALSO, PERFORMANCE FIGURES DO NOT REFLECT THE EFFECTS OF SALES CHARGES. IF THEY DID, RETURNS WOULD BE LOWER.

YEAR-BY-YEAR ANNUAL TOTAL RETURNS FOR CLASS A SHARES
(for calendar years ending on December 31(1))

                                  [BAR CHART]
-0.20%    -5.41%   -13.03%
 2000      2001      2002

------------------
 Best      Worst
Quarter   Quarter
------------------
Dec-01    Sep-02
10.54%   -11.10%
------------------

AVERAGE ANNUAL TOTAL RETURNS
(for periods ending on December 31, 2003)
                             -------------------------------------------------------------------------------------------------
                                          Class A1                               Class B2                      Class C3
                             -------------------------------------------------------------------------------------------------
                              One     Five     Ten      Since      One     Five      Ten       Since       One       Since
Portfolio Returns             Year    Years   Years   Inception    Year    Years    Years    Inception     Year    Inception
                             -------------------------------------------------------------------------------------------------
Before-Tax Return             ----%   ----%   ----%     ----%     ----%    ----%    ----%      ----%        NA        NA
                             -------------------------------------------------------------------------------------------------
After-Tax Return on
Distributions4                ----%   ----%   ----%     ----%     ----%    ----%    ----%      ----%        NA        NA
                             -------------------------------------------------------------------------------------------------
After-Tax Return on
Distributions and Sale of
Portfolio Shares4             ----%   ----%   ----%     ----%     ----%    ----%    ----%      ----%        NA        NA
                             -------------------------------------------------------------------------------------------------
S&P 500 Index5
(reflects no deduction for
fees, expenses or taxes)      ----%   ----%   ----%     ----%     ----%    ----%    ----%      ----%        NA        NA
                             -------------------------------------------------------------------------------------------------

(1)  Class A shares commenced investment operations on October 5, 2000
(2)  Class B shares commenced investment operations on October 9, 2000.
(3)  Class C shares are being offered for the first time via this prospectus.
(4) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only. After-tax returns for Class B shares will be different.
(5) The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

FEES AND EXPENSES
The tables that follow describe the fees and expenses you may pay if you buy and hold shares of the Asset Allocation Funds.

                                           -----------------------------------------------------------------------------------------
                                                      Class A                       Class B                       Class C
Shareholder Transaction Expenses           -----------------------------------------------------------------------------------------
(fees paid directly from you investment)     Strategic     Conservative    Strategic     Conservative    Strategic    Conservative
------------------------------------------------------------------------------------------------------------------------------------
Maximum sales charge on purchases
(as percentage of offering price)              5.25%           5.25%          None           None           None          None
------------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charges
(as percentage of lesser of original
purchase price or redemption proceeds)          None           None          5.00%          5.00%          1.00%          1.00%
------------------------------------------------------------------------------------------------------------------------------------
Redemption Fees(1)                              None           None           None           None           None          None
------------------------------------------------------------------------------------------------------------------------------------
Exchange Fees                                   None           None           None           None           None          None
------------------------------------------------------------------------------------------------------------------------------------

                                           -----------------------------------------------------------------------------------------
Annual Fund Operating Expenses                Class A                                Class B                      Class C
(expenses that are deducted from           -----------------------------------------------------------------------------------------
assets) fund                                 Strategic     Conservative    Strategic     Conservative    Strategic    Conservative
------------------------------------------------------------------------------------------------------------------------------------
Management Fees(2)                             1.50%           1.45%         1.50%          1.45%          1.50%          1.45%
------------------------------------------------------------------------------------------------------------------------------------
Service & Distribution (12b-1) Fees            0.00%           0.00%         0.75%          0.75%          0.75%          0.75%
------------------------------------------------------------------------------------------------------------------------------------
Other Expenses(3)                              1.44%           1.53%         1.45%          1.53%          1.45%          1.53%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(before reimbursement by TPL)(4)               2.94%           2.98%         3.70%          3.73%          3.70%          3.73%
------------------------------------------------------------------------------------------------------------------------------------
Reimbursement by TPL(5)                        0.19%           0.28%         0.20%          0.28%          0.20%          0.28%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(after reimbursement by TPL)                   2.75%           2.70%         3.50%          3.45%          3.50%          3.45%
------------------------------------------------------------------------------------------------------------------------------------

(1) US Bank, the Funds' Custodian, charges a fee on redemptions paid by wire transfer, which is currently $9.
(2) Management Fees include an annual fee of 0.65% of the average daily net assets of each Fund which is paid to the Funds' Adviser, Timothy Partners. Ltd., and the aggregate management fees paid by the underlying Funds in which each Asset Allocation Fund invests.
(3) Other Expenses include administration fees, transfer agency fees and all other ordinary operating expenses of the Asset Allocation Funds not listed above.
(4) Class C shares are being offered for the first time via this prospectus and have no operating history. Other expenses are good faith estimates for the first year based on the expense history of the Class B shares, which have similar ongoing expenses.
(5) Timothy Partners, Ltd. is contractually obligated to waive its fees and/or reimburse each Asset Allocation Fund to the extent necessary to maintain certain overall expense caps for each Class. The figures in the above table include the expenses attributable to the specific Asset Allocation Fund and the underlying Funds in which it invests. Not including the expenses attributable to the underlying Funds, the expense cap of each Asset Allocation Fund is as follows: For Class A shares of the Strategic Fund and the Conservative Fund, the expense cap is 1.15%. For Class B and Class C shares of the Strategic Fund and the Conservative Fund, the expense cap is 1.90%.

EXAMPLE:
THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE ASSET ALLOCATION FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. The following tables set forth the estimated aggregate expenses of the Asset Allocation Funds, including expenses of the underlying Traditional Funds in which they invest, based upon the expense tables for the Asset Allocation Funds set out above. These estimates assume a constant allocation by each Asset Allocation Fund of its assets in the Traditional Funds as described in the "Basics About the Asset Allocation Funds" section. Actual expenses of the Asset Allocation Funds may be higher or lower than this example. FOR EACH SHARE CLASS OFFERED, THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ANNUAL FUND OPERATING EXPENSES REMAIN THE SAME FOR EACH SHARE CLASS AS SET FORTH ABOVE. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:*

                    ----------------------------------
                                 CLASS A
                    ----------------------------------
                       Strategic       Conservative
                    ----------------------------------
ONE YEAR                       $ 788            $ 784
                    ----------------------------------
THREE YEARS                   $1,333          $ 1,319
                    ----------------------------------
FIVE YEARS                    $1,903          $ 1,879
                    ----------------------------------
TEN YEARS                     $3,443          $ 3,398
                    ----------------------------------

The $9 fee that you would have to pay if you redeemed your shares by wire transfer is not included in these figures. A maximum sales charge of 4.25% for the Fixed-Income Fund, and 5.25% for the other Funds (except the Money Market
Fund) is included in the expense calculations.

                    -------------------------------------------------------------------------------
                           Class B (with Redemption)              Class B (without Redemption)
                    -------------------------------------------------------------------------------
                         Strategic          Conservative          Strategic        Conservative
                    -------------------------------------------------------------------------------
ONE YEAR                          $ 860                $ 855              $ 353              $ 348
                    -------------------------------------------------------------------------------
THREE YEARS                      $1,388               $1,373             $1,074             $1,059
                    -------------------------------------------------------------------------------
FIVE YEARS                       $1,924               $1,900             $1,817             $1,793
                    -------------------------------------------------------------------------------
TEN YEARS                        $3,774               $3,730             $3,774             $3,730
                    -------------------------------------------------------------------------------

                    -------------------------------------------------------------------------------
                           Class C (with Redemption)              Class C (without Redemption)
                    -------------------------------------------------------------------------------
                         Strategic          Conservative          Strategic        Conservative
                    -------------------------------------------------------------------------------
ONE YEAR                          $ 454                $ 449              $ 353              $ 348
                    -------------------------------------------------------------------------------
THREE YEARS                      $1,074               $1,059             $1,074             $1,059
                    -------------------------------------------------------------------------------
FIVE YEARS                       $1,817               $1,793             $1,817             $1,793
                    -------------------------------------------------------------------------------
TEN YEARS                        $3,774               $3,730             $3,774             $3,730
                    -------------------------------------------------------------------------------

*The $9 fee that you would have to pay if you redeemed your shares by wire transfer is not included in these figures. A maximum sales charge of 5.25% for the Class A Shares of each Asset Allocation Fund is included in the expense calculations. The expenses shown above reflect estimated Total Annual Operating Expenses for the underlying Traditional Funds. See the footnotes to the "Annual Fund Operating Expenses" table for the Traditional Funds.

ADDITIONAL INFORMATION
Each Fund may, for temporary defensive purposes, invest up to 100% of its assets in money market instruments, including repurchase agreements. When a Fund takes a temporary defensive position, it will not be investing according to its investment objective, and at such times, the performance of the Fund will be different than if it had invested strictly according to its objectives.

In order to achieve its investment objective, each Asset Allocation Fund typically allocates its assets, within predetermined percentage ranges, among certain of the Traditional Funds. Even so, the Asset Allocation Funds may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Asset Allocation Fund will normally invest in the particular market segment represented by each underlying Traditional Fund, and the varying degrees of potential investment risk and reward represented by each Asset Allocation Fund's investments in those market segments and their corresponding Traditional Funds. The Funds' adviser may alter these percentage ranges when it deems appropriate. The assets of each Asset Allocation Fund will be allocated among the Traditional Funds in accordance with its investment objective, the Funds' adviser's outlook for the economy and the financial markets, and the relative market valuations of the Traditional Funds.

At the time an Asset Allocation Fund invests in any commercial paper or repurchase agreements, the issuer must have outstanding debt rated "A" or higher by Moody's or S&P; the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the investment must be of comparable quality in the opinion of the Funds' adviser.

INTEREST RATE RISK
To the extent that a Traditional Fund invests in fixed income securities, the Traditional Fund will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the Traditional Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Traditional Fund's portfolio and its average coupon return), the more sensitive the Traditional Fund is to interest rate risk.

CREDIT RISK
To the extent that a Traditional Fund invests in fixed income securities, the Traditional Fund will be exposed to credit risk. A Traditional Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Traditional Funds will only invest in investment grade bonds.

ADDITIONAL EXPENSE AND TAX IMPLICATIONS
Investing in the Asset Allocation Funds involve certain additional expenses and tax results that would not be present in a direct investment in the Traditional Funds. See "Dividends and Distributions" and "Federal Taxes" in this Prospectus.

INVESTING IN THE FUNDS

DETERMINING SHARE PRICES
Shares of each Class of each Fund are offered at the public offering price for each Class. The public offering price is each class's next calculated net asset value ("NAV"), plus the applicable sales charge, if any. NAV per share of each Class is calculated by adding the value of Fund investments, cash and other assets, subtracting liabilities of the Class, and then dividing the result by the number of shares of the Class outstanding. Each Fund generally determines the total value of each Class of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by each Fund's investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees. Each Fund's per share NAV of each Class and public offering price is computed on all days on which the New York Stock Exchange ("NYSE") is open for business, at the close of regular trading hours on the NYSE, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the NAV will be determined as of the time of closing.

The Timothy Plan Money Market Fund will use the amortized cost method to compute its NAV. This means that securities purchased by the Fund are not marked to market. Instead, any premium paid or discount realized will be amortized or accrued over the life of the security and credited/debited daily against the total assets of the Fund. This also means that, under most circumstances, the Money Market Fund will not sell securities prior to maturity date except to satisfy redemption requests.

CHOOSING THE CLASS OF SHARES THAT IS BEST FOR YOU
Except for the Money Market Fund, which offers only No-Load Shares, each Fund offers you a choice of three different classes in which to invest. The main differences between each Class are sales charges and ongoing fees. Each Share Class in any Fund represents interests in the same portfolio of investments in that Fund. When deciding which Class of shares to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund(s), and the length of time you intend to hold your shares. You should consider, given the length of time you may hold your shares, whether the ongoing expenses of Class B shares and/or Class C shares will be greater than the front-end sales charge of Class A shares, and to what extent such differences may be offset by the lower ongoing expense ratio on Class A shares.

CLASS A SHARES
Class A shares are offered at their public offering price, which is net asset value per Class A share plus the applicable sales charge. The sales charge varies, depending on which Fund you choose and how much you invest. There are no sales charges on reinvested distributions. For all Funds except the Fixed-Income Fund and the Money Market Fund, the following sales charges(1) apply:

----------------------------------------------------------------------------------------------------------------
                                                                                          Dealer Concession as a
                                        As a % of                                         Percentage of Offering
Amount Invested                      Offering Price         As a % of Amount Invested              Price
----------------------------------------------------------------------------------------------------------------
up to $50,000                             5.25%                       5.54%                        5.00%
$50,000 to 100,000                        4.25%                       4.44%                        4.00%
$100,000 to 250,000                       3.25%                       3.34%                        3.00%
$250,000 to 500,000                       2.00%                       2.04%                        1.75%
$500,000 to 1,000,000                     1.00%                       1.01%                        0.75%
$1,000,000 and up                         0.00%                       0.00%                        0.00%

The following sales charges(1) apply to the Fixed-Income Fund:

----------------------------------------------------------------------------------------------------------------
                                                                                          Dealer Concession as a
                                        As a % of                                         Percentage of Offering
Amount Invested                      Offering Price         As a % of Amount Invested              Price
----------------------------------------------------------------------------------------------------------------
up to $50,000                             4.25%                       4.44%                        4.00%
$50,000 to $100,000                       3.50%                       3.63%                        3.25%
$100,000 to $250,000                      2.50%                       2.56%                        2.25%
$250,000 to $500,000                      1.50%                       1.52%                        1.25%
$500,000 to 1,000,000                     0.75%                       0.76%                        0.50%
$1,000,000                                0.00%                       0.00%                        0.00%

(1) There are no sales charges on exchanges of A class shares of a Timothy Plan Fund for Class A shares of any other Timothy Plan Fund.

The Trust's distributor will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with the distributor to sell shares of the Funds. The dealer's concession may be changed from time to time. The distributor may from time to time offer incentive compensation to dealers who sell shares of the Funds subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives 90% or more of the sales load may be deemed to be an "underwriter" under the Securities Act of 1933, as amended.

EXEMPTIONS FROM SALES CHARGES
Class A shareholders who purchased their shares on or before September 22, 1997 are not subject to sales charges on future purchases of Class A shares of any Timothy Fund, including exchanges. Also, the Trust will waive sales charges on purchases of Class A Shares of any Timothy Fund by:

1.   fee-based registered investment advisers for their clients,
2.   broker/dealers with wrap fee accounts,
3. registered investment advisers or brokers for their own accounts, or family members of their household,
4. trustees, directors, officers, agents, employees, and employee-related accounts of the Trust or any entity which provides services to the Timothy Plan pursuant to a written agreement for such services approved by the Board of Trustees of the Timothy Plan, and

The Trust may also, in its sole discretion, waive sales charges on purchases of Class A Shares:

1.   by religious organizations for themselves or their members,
2. by religious-based charitable organizations and foundations for themselves or their members,
3. by for an organization's retirement plan that places either (i) 200 or more participants or (ii) $300,000 or more of combined participant initial assets into the Funds. The Trust, in its sole discretion, may lower these minimums,
4. by subscribers of Timothy Plan Funds that are making direct exchanges from load shares of other U.S. registered mutual funds, and/or
5. under circumstances in which the waiving of such charges are deemed by the Trust to be in the best interests of the Trust and its shareholders.

For purchasers that qualify for sales load waivers, Class A shares will be purchased at net asset value.

REDUCED SALES CHARGES
You may qualify for a reduced sales charge by aggregating the net asset value of all the load shares you and your related accounts previously purchased in any Fund with the dollar amount of shares to be purchased. For example, if you and your related accounts already owned Class A or Class B shares in one or more of the Funds with an aggregate net asset value of $950,000, and you decided to purchase an additional $60,000 of Class A shares of any Fund, there would be no sales charge on that purchase because you had accumulated more than $1,000,000 in all Funds of the Trust. Related accounts include and are limited to accounts established by or for your parents, spouse, children, or grandchildren.

LETTER OF INTENT
You can immediately qualify for a reduced or eliminated sales charge by signing a non-binding letter of intent stating your intention to buy an amount of shares in the Fund(s) during the next thirteen (13) months sufficient to qualify for the reduction or elimination. Your letter will not apply to purchases made more than 90 days prior to the letter. During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Fund(s) in which you have purchased shares, each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you. If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account(s) all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

CLASS B SHARES
Unlike Class A shares, Class B shares are sold at net asset value, without an initial sales charge. Instead, a Contingent Deferred Sales Charge ("CDSC") is imposed on certain redemptions of Class B shares. This means that all of your initial investment is invested in the Fund(s) of your choice, and you will only incur a sales charge if you redeem shares within five years. In that case, a CDSC may be imposed on your redemption. If a CDSC is imposed, it will be imposed based on an amount equal to the lesser of the current market value or the cost of the shares redeemed. What this means is that no sales charge is imposed on increases in the net asset value of your shares above their original purchase price. Also, no charge is assessed on shares derived from reinvestment of dividend or capital gains distributions.

The amount of the CDSC, if any, varies depending on the number of years you have held your shares. To determine that time period, all purchases made in any month are aggregated together and deemed to have been made on the last day of the month. For Class B shares of each Fund, except the Money Market Fund, which does not offer Class B shares, the following CDSC charges(1) apply:

             REDEMPTION WITHIN                         CDSC PERCENTAGE

             First Year......................................5.00%
             Second Year.....................................4.00%
             Third Year......................................3.00%
             Fourth Year.....................................2.00%
             Fifth Year......................................1.00%
             Sixth Year and Thereafter........................None

(1) There is no CDSC on exchanges of B class shares of a Fund for Class B shares of any other Fund.

When you send a redemption request to the Trust, shares not subject to the CDSC are redeemed first, then shares that have been held the longest, and so on. That way, you will be subject to the smallest charge possible.

CDSC WAIVERS
The CDSC is waived on redemptions of Class B shares (i) following the death or disability (as defined in the Internal Revenue Code) of a shareholder (ii) in connection with certain distributions from an individual retirement account ("IRA") or other retirement plan (iii) pursuant to the Trust's Systematic Cash Withdrawal Plan or a lump-sum withdrawal, limited to a total of 10% per year of the initial value of the account, or (iv) pursuant to the right of a Fund to liquidate a shareholder's account.

CONVERSION FEATURE
Class B shares automatically will convert to Class A shares once the economic equivalent of a 5.25% front-end sales charge has been received by a Fund, in the form of Rule 12b-1 distribution fees, paid by all Class B shares owned by the investor. Class B shares that convert to Class A shares are not subject to any additional front-end sales charges.

CLASS C SHARES
Class C Shares are sold at net asset value without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund of your choice. However, Class C shares pay an annual 12b-1 shareholder servicing fee of 0.25% of average daily net assets and an additional distribution fee of 0.75% per annum of average daily net assets.

In order to recover commissions paid to dealers on investments in Class C Shares, you will be charged a contingent deferred sales charge ("CDSC") of 1.00% of the value of your redemption if you redeem your shares within thirteen months from the date of purchase. You will not be charged a CDSC on reinvested dividends or capital gains, amounts purchased more than thirteen months prior to the redemption and increases in the value of your shares.

DISTRIBUTION FEES
The Trust has adopted distribution and shareholder servicing plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), for each Class of Shares, of each Fund (the "Distribution Plans"). The Distribution Plans provide for fees to be deducted from the average net assets of the Funds in order to compensate TPL or others for expenses relating to the promotion and sale of shares of each Fund and the servicing of shareholder accounts.

Under the Class A Distribution Plan, the Class A shares of each Fund compensate TPL and others for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), payable on a monthly basis, of each Fund's average daily net assets attributable to Class A shares.

Under the Class B Distribution Plan, the Class B Shares of each Fund compensates TPL and others for distribution and service fees at an annual rate of 1.00% (0.25% of which is a service fee) payable on a monthly basis, of each Fund's average daily net assets attributable to Class B shares. Amounts paid under the Class B Distribution Plan are paid to TPL and others to compensate them for services provided and expenses incurred in the distribution of Class B shares, including the paying of commissions for sales of Class B shares. The Class B Distribution Plan is designed to allow investors to purchase Class B shares without incurring a front-end sales load and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class B Distribution Plan combined with the CDSC for Class B shares is to provide for the financing of the distribution of Class B shares.

Under the Class C Distribution Plan, the Class C Shares of each Fund compensates TPL and others for distribution and service fees at an annual rate of 1.00% (0.25% of which is a service fee) payable on a monthly basis, of each Fund's average daily net assets attributable to Class C shares. Amounts paid under the Class C Distribution Plan are paid to TPL and others to compensate them for services provided and expenses incurred in the distribution of Class C shares, including the paying of commissions for sales of Class C shares. The Class C Distribution Plan is designed to allow investors to purchase Class C shares without incurring a front-end sales load and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class C Distribution Plan combined with the CDSC for Class C shares is to provide for the financing of the distribution of Class C shares.

Because 12B-1 fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

OPENING AND ADDING TO YOUR ACCOUNT
You can invest directly in each Fund by mail, by wire transfer, or through broker-dealers or other financial organizations. Simply choose the one that is most convenient for you. You may also invest in the Fund through an automatic payment plan. Any questions you may have can be answered by calling 1-800-662-0201.

Payments for Fund shares must be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Please remember that the Trust reserves the right to reject any purchase order for Fund shares. Timothy Plan accepts personal checks made payable to the Timothy Plan. Unless pre-authorized by the Fund at the Fund's sole discretion, the Timothy Plan will not accept third party checks. The minimum initial investment amount for each Fund, in any Class of shares, is set forth below:

--------------------------------------------------------------------------------
                                   Minimum Initial         Minimum Subsequent
Type of Investment Account         Purchase Amount           Purchase Amount
--------------------------------------------------------------------------------
Regular Accounts                        $1,000                    None
--------------------------------------------------------------------------------
Qualified Retirement Plans and           None                     None
Coverdell Education Accounts
--------------------------------------------------------------------------------
Automatic Investment Accounts            $50                       $50
--------------------------------------------------------------------------------

TO OPEN AN ACCOUNT BY MAIL
To make your initial investment in a Fund, simply complete the Account Registration Form included with this Prospectus, make a check payable to the Fund of your choice, and mail the Form and check to:

The Timothy Plan
c/o Citco-Quaker Fund Services, Inc.
P.O. Box C1100 Southeastern, PA 19398-1100

To make subsequent purchases, simply make a check payable to the Fund of your choice and mail the check to the above-mentioned address. Be sure to note your account number on the check.

Your purchase order, if accompanied by payment, will be processed upon receipt by Citco-Quaker Fund Services, Inc., the Fund's transfer agent (the "Transfer Agent"). If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time), your shares will be purchased at the applicable Fund's public offering price calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the public offering price determined as of the close of regular trading on the next business day. When you make your initial purchase of Fund shares, be sure to indicate which Class of shares you wish to purchase. If you do not select a share class, Class A shares will be purchased for you. For subsequent purchases, additional shares of your currently owned share class will be purchased unless you indicate otherwise on your purchase order.

PURCHASING SHARES BY WIRE TRANSFER
To make an initial purchase of shares by wire transfer, you need to take the following steps:

1. Fill out and mail or fax (610-935-3775) an Account Registration Form to the Transfer Agent
2.   Call 1-800-662-0201 to inform us that a wire is being sent.
3.   Obtain an account number from the Transfer Agent.
4.   Ask your bank to wire funds to the account of:

         US Bank
         Cinti/Trust, ABA #        0420-0001-3
         Credit:                   The Timothy Plan
         Account #:                130100788681
         For further credit to:    (Your Name and Account #)

Include your name(s), address and taxpayer identification number or Social Security number on the wire transfer instructions. The wire should state that you are opening a new Fund account.

The Trust allows investors to fax an Account Registration Form to the Transfer Agent as a convenience for the investor. However, if you fax your Form to the Transfer Agent, you must also mail the original to the Transfer Agent for the Trust's permanent files.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Account Registration Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Form included with this prospectus, or call the Transfer Agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

PURCHASES THROUGH FINANCIAL SERVICE ORGANIZATIONS
You may purchase shares of the Funds through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the applicable Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

PURCHASING SHARES BY AUTOMATIC INVESTMENT PLAN (excluding the Money Market Fund) You may purchase shares of the Funds through an Automatic Investment Plan (the "AIP") with the exception of the Money Market Fund. The AIP provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the AIP by filling out the AIP application, included with this Prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House member for automatic withdrawals under the AIP. The Trust may alter, modify, amend or terminate the AIP at any time, and will notify you at least 30 days in advance if it does so. For more information, call the Transfer Agent at 1-800-662-0201.

RETIREMENT PLANS
Retirement plans may provide you with a method of investing for your retirement by allowing you to exclude from your taxable income, subject to certain limitations, the initial and subsequent investments in your plan and also allowing such investments to grow without the burden of current income tax until moneys are withdrawn from the plan. Contact your investment professional or call the Trust at 1-800 TIM-PLAN to receive information concerning your options.

OTHER PURCHASE INFORMATION
Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, a company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

For economy and convenience, share certificates will not be issued.

The Timothy Plan wants you to be kept current regarding the status of your account in our Fund(s). To assist you, the following statements and reports will be sent to you:

CONFIRMATION STATEMENTS  After  every  transaction  that  affects  your  account balance or your account registration.

ACCOUNT STATEMENTS       Quarterly.

FINANCIAL REPORTS        Semi-annually -- to reduce Fund expenses, only one copy
                         of the Fund report will be mailed to each taxpayer identification number even if you have more than one account in the Fund. Unless requested to the contrary, the Annual and Semi-Annual Reports will be householded, which means that only one Report will be sent to an address in which multiple investors reside or declare as their address of record.

Each Fund reserves the right to reject applications for shares under circumstances or in amounts considered disadvantageous to shareholders. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by wire transfer, check, or money order drawn on a U.S. bank, savings & loan, or credit union. The custodian will charge a $20.00 fee against your account, in addition to any loss sustained by a Fund, for any payment check returned to the custodian for insufficient funds.

If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. East Coast time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

HOW TO SELL (REDEEM) YOUR SHARES
You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

BY MAIL
Redemption requests should be mailed via U.S. mail to:

         The Timothy Plan
         c/o Citco-Quaker Fund Services, Inc.
         P.O. Box C1100 Southeastern, PA 19398-1100

or by overnight courier service to:

         The Timothy Plan
         c/o Citco-Quaker Fund Services, Inc.
         1288 Valley Forge Road, Suite 88
         Valley Forge, PA  19482

The selling price for No-Load and Class A shares being redeemed will be the applicable Fund's per share net asset value next calculated after receipt of all required documents in "good order." The selling price for Class B and Class C shares being redeemed will be the Fund's per share net asset value next calculated after receipt of all required documents in "good order," less any applicable CDSC. Payment of redemption proceeds will be made no later than the fifth business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

"GOOD ORDER" MEANS THAT THE REQUEST MUST INCLUDE:
(1)  Your account number.
(2) The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
(3) The signatures of all account owners exactly as they are registered on the account.
(4)  Any required signature guarantees.
(5) Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

If you are not certain of the requirements for a redemption, please call customer service at 1-800-661-0201. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

Pursuant to the Trust's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Trust, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Trust. Any portfolio securities paid or distributed in-kind would be valued as described in the applicable prospectus. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

SIGNATURE GUARANTEES
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

(i)   if you change the ownership on your account;
(ii) when you want the redemption proceeds sent to a different address than is registered on the account;
(iii) if the proceeds are to be made payable to someone other than the account's owner(s);
(iv)  any redemption transmitted by federal wire transfer to your bank; and
(v) if a change of address request has been received by the Trust or the Transfer Agent within 30 days previous to the request for redemption.

     (for joint accounts, all signatures must be guaranteed, if required as above)

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. At the discretion of the Trust or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization. A redemption will not be processed until the signature guarantee, if required, is received in "good order."

Signature guarantees are designed to protect both you and the Trust from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions, and be accompanied by the words "Gold Medallion Signature Guarantee." Please call customer service at 1-800-662-0201 if you have questions.

BY TELEPHONE
You may redeem your shares in the Fund(s) by calling the Transfer Agent at 1-800-662-0201 if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank.

Shares purchased by check for which a redemption request has been received will not be redeemed until the check or payment received for investment has cleared.

BY AUTOMATED CLEARING HOUSE ("ACH")
You may request the redemption proceeds be transferred to your designated bank if it is a member bank or a correspondent of a member bank of the ACH system. There is no fee charged by the Trust. ACH redemption requests must be received by the Transfer Agent before 4:00 p.m. Eastern time to receive that day's closing net assets value. ACH redemptions will be sent on the day following your redemption request. ACH redemption funds are normally available two days after the redemption has been processed.

REDEMPTION AT THE OPTION OF THE TRUST
If the value of the shares in your account falls to less than $1,000 due to redemptions, the Trust may notify you that, unless your account is increased to $1,000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have sixty days after notice to bring the account up to $1,000 before any action is taken. This minimum balance requirement does not apply to Coverdell Savings Accounts, IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $1,000 as the result of market action. The Trust reserves this right because of the expense to the Fund of maintaining very small accounts.

DIVIDENDS AND DISTRIBUTIONS
Dividends paid by each Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in the Fund's portfolio.

Each Fund realizes capital gains when it sells a security for more than it paid for it. A Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the applicable Fund. You may change the manner in which your dividends are paid at any time by writing to The Timothy Plan, c/o Citco-Quaker Fund Services, Inc., 1288 Valley Forge Road, Suite 87, Valley Forge, PA 19482.

Receiving distributions (whether reinvested or taken in cash) may be taxable events as ordinary income and capital gains (which may be taxable at different rates, depending on the length of time the Fund holds its assets). Any tax liabilities generated by receiving distributions are your responsibility.

THE INVESTMENT ADVISER
Timothy Partners, Ltd., 1304 West Fairbanks Avenue, Winter Park, Florida, 32789, is a Florida limited partnership organized on December 6, 1993, and is registered with the Securities and Exchange Commission as an investment adviser. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. TPL approves the portfolio of securities selected by the investment managers. To determine which securities are Excluded Securities, TPL conducts its own research and consults a number of Christian ministries on these issues. TPL retains the right to change the sources from whom it acquires its information, at its discretion. TPL has been the adviser to the Funds since their inceptions.

Covenant Funds, Inc., a Florida corporation ("CFI"), is the managing general partner of TPL. Arthur D. Ally is President, Chairman and Trustee of the Trust, as well as President and 70% shareholder of CFI. Mr. Ally had over eighteen years experience in the investment industry prior to founding TPL, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Some or all of these firms may be utilized by an investment manager to execute portfolio trades for a Fund. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.

For its services, TPL is paid an annual fee equal to 0.85% on the Small-Cap Value Fund, 0.85% on the Large/Mid-Cap Value Fund, 0.85% on the Aggressive Growth Fund, 0.85% on the Large/Mid-Cap Growth Fund, 0.60% on the Fixed-Income Fund, 0.60% on the Money Market Fund, and 0.65% on each of the Strategic Growth Fund and the Conservative Growth Fund.

TPL, with the Trust's consent, has engaged the services of the investment managers described below to provide day-to-day investment advisory services to certain of the Funds. TPL pays all fees charged by the investment managers for such services.

INVESTMENT MANAGERS

AGGRESSIVE GROWTH FUND

PROVIDENT INVESTMENT COUNSEL, INC. ("Provident"), 300 North Lake Avenue, Penthouse Suite, Pasadena, CA 91103, serves as investment manager to the Aggressive Growth Fund under a written agreement with TPL. Provident selects the investments for the Fund's portfolio, subject to the investment restrictions of the Trust and under the supervision of TPL.

Provident was founded in 1951 and as of December 31, 2002, managed assets in excess of $4.938 billion. Provident is a wholly owned subsidiary of Old Mutual plc. Provident is registered with the Securities and Exchange Commission as an investment adviser and the firm's primary business is providing investment management services to institutions, corporations, religious organizations, foundations and endowments, and high net worth individuals.

Provident's growth equity investment philosophy is based on the belief that, over the long term, a company's earnings per share growth is the most significant determinant of long-term stock price appreciation. In light of this, Provident seeks out companies with catalysts for growth. Provident employs a team approach to portfolio management, under the direction of joint portfolio managers, Evelyn Lapham and John Yoon, who are primarily responsible for the day-to-day investment of the Fund's assets.

Evelyn Lapham, CFA - Senior Vice President Ms. Lapham holds a Bachelor of Arts degree from Miami University of Ohio and a Master of Business Administration degree from the Stern School of Business at New York University. She has also obtained the designation of Chartered Financial Analyst. Ms. Lapham has been in the investment industry since 1981, including seven years as a portfolio manager/analyst for a major U.S. pension plan and ten years in institutional equity sales coverage for a major brokerage firm.

John Yoon - Senior Vice President Mr. Yoon holds an AB in Economics from Harvard University, and an MBA in Finance from UCLA. He is also a member of the Association for Investment Management and Research. Mr. Yoon entered the investment industry in 1989. Prior to joining Provident Investment Counsel, he served as a financial analyst and associate in corporate finance at Salomon Brothers, Inc.

LARGE/MID-CAP GROWTH FUND

RITTENHOUSE FINANCIAL SERVICES, INC. ("Rittenhouse"), One Radnor Corporate Center, Radnor, PA 19087, serves as investment manager to the Large/Mid-Cap Growth Fund under a written agreement with TPL. Rittenhouse selects the investments for the Fund's portfolio, subject to the investment restrictions of the Trust and under the supervision of TPL.

Rittenhouse is a registered investment adviser and wholly-owned subsidiary of The John Nuveen Company. Established in 1979, Rittenhouse provides equity, fixed income and balanced portfolio management to corporations, hospitals, Taft-Hartley plans, public funds, endowments and foundations, and high-net-worth individuals.

As of December 31, 2002, Rittenhouse managed approximately $11.99 billion in assets for programs such as Merrill Lynch, PaineWebber and Salomon Smith Barney and accounts such as the Society of the Holy Child Jesus (MD) and the United Food & Commercial Workers (OH). Rittenhouse is registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.

Rittenhouse's Investment Committee makes firm-wide investment recommendations, while the Institutional Group is responsible for managing institutional accounts. William L. Conrad, Managing Director, is responsible for the day-to-day investing of the Fund's assets.

Mr. William L. Conrad, Managing Director/Institutional Group, joined Rittenhouse in 1991. He has over 20 years experience in the investment industry, is a member of the firm's Investment Committee, and has a B.A. degree in Political Science/International Relations from Georgetown University in Washington, D.C.

SMALL-CAP VALUE FUND

AWAD ASSET MANAGEMENT, INC. ("Awad"), a wholly-owned subsidiary of Raymond James Financial, Inc., a diversified financial services firm traded on the New York Stock Exchange, is the investment manager for the Small-Cap Value Fund. Awad has offices at 250 Park Avenue, New York, New York 10177. Awad selects the investments for the Small-Cap Value Fund's portfolio, subject to the investment restrictions of the Trust and under the supervision of TPL.

James D. Awad and Carol Egan make up the team responsible for managing the day-to-day investments for the Fund. James Awad is the Senior Investment Officer of the investment manager. Prior to forming Awad, Mr. Awad was founder and president of BMI Capital. He also managed assets at Neuberger & Berman, Channing Management and First Investment Corp. Mr. Awad has been involved either full or part-time in the investment business since 1965.

Awad has served as investment manager to the Fund since January 1, 1997. In addition to this Fund and the Timothy Plan Small Cap Variable Series, Awad also serves as investment adviser or co-adviser to two other investment companies:
Calvert New Vision Small-Cap Fund and Heritage Small-Cap Stock Fund. As of December 31, 2002, Awad managed in excess of $721.9 million in assets.

In choosing the securities in which to invest, Awad uses extensive fundamental analysis to develop earnings forecasts and to identify attractive investment opportunities relative to market valuation. Individual companies are scrutinized concerning their individual growth prospects and their competitive positions within their respective industries. Individual company analysis focuses upon the outlook for sales, profit margins, returns on capital, cash flow and earnings per share.

LARGE/MID-CAP VALUE FUND

FOX ASSET MANAGEMENT, LLC ("Fox"), 44 Sycamore Avenue, Little Silver, NJ 07739, is responsible for the investment and reinvestment of the Mid-Cap Value Fund's assets. Mr. J. Peter Skirkanich, President of Fox, is responsible for the day-to-day recommendations regarding the investment of the Fund's portfolio. Fox was founded in 1985 and offers investment advice and services to individuals, institutions, trusts, charities and regulated investment companies. As of December 31, 2002, Fox managed approximately $2.46 billion in assets.

Fox is owned 80% by Eaton Vance Acquisition, a Delaware business trust which, in turn, is 100% owned by Easton Vance Corp., a Maryland corporation. The business address of these firms is 225 State Street, Boston, MA 02109. The remaining 20% of Fox is owned by Saucon I,

Inc., a New Jersey corporation. Saucon I is owned 60% by J. Peter Skirkanich, Manager of Fox, and the remaining 40% is owned by other employees of Fox.

Mr. Skirkanich was formerly Managing Director of Dreman Value Management, Inc., an investment counseling firm. Prior to that, he was a Vice President of Investments at Kidder, Peabody & Company and Shearson/American Express, where he managed individual and corporate accounts for twelve years. He began his investment career as an analyst with Prudential Bache Securities.

Prior to embarking on his investment career, Mr. Skirkanich served three years with the U.S. State Department and two years with Ernst & Whinney in both the tax and audit areas. Mr. Skirkanich is a graduate of the Wharton School, University of Pennsylvania. Currently he serves as a trustee on the Board of Overseers for the School of Engineering and Applied Sciences at the University. By gubernatorial appointment, he also serves as a member of the State Investment Council for the State of New Jersey.

FIXED-INCOME FUND AND MONEY MARKET FUND

CARR & ASSOCIATES, INC. ("Carr"), 150 Broadway, Suite 509, New York, New York, serves as investment manager to the Fixed-Income and Money Market Funds. Carr was founded by Michael F. Carr in 1989 and has provided investment advisory services to institutional and individual investors since that time. Each of the firm's co-principals is a Chartered Financial Analyst with over 40 years of investment industry experience.

Michael F. Carr, CFA, President and Chief Investment Officer for the firm, is responsible for the day to day recommendations regarding the investment of the
Funds' portfolios. Mr. Carr has spent his entire 42 year career in the investment industry. Immediately prior to founding the firm, Mr. Carr was a Senior Vice President of Shearson Lehman Hutton. Mr. Carr is a Chartered Financial Analyst and a member of the Association for Investment Management and Research and the New York Society of Security Analysts. A graduate of the University of Notre Dame, Mr. Carr received his Masters of Business Administration degree from New York University.

PRINCIPAL UNDERWRITER
Timothy Partners Ltd. acts as principal underwriter for the Trust. The purpose of acting as an underwriter is to facilitate the notice filing of the Funds' shares under state securities laws and to assist in the sale of shares. TPL also acts as Investment Adviser to the Trust. TPL is not compensated for serving as underwriter of the Trust.

FEDERAL TAXES
Each Fund intends to qualify and maintain its qualification as a "regulated investment company" under the Internal Revenue Code (the "Code"), meaning that to the extent a Fund's earnings are passed on to shareholders as required by the Code, the Fund itself is not required to pay federal income taxes on the earnings. Accordingly, each Fund will pay dividends and make such distributions as are necessary to maintain its qualification as a regulated investment company under the Code.

Before you purchase shares of any Fund, you should consider the effect of both dividends and capital gain distributions that are expected to be declared or that have been declared but not yet paid. When the Fund makes these payments, its share price will be reduced by the amount of the payment, so that you will in effect have paid full price for the shares and then received a portion of your price back as a taxable dividend distribution.

The Funds' distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to Federal income tax. The Trust will notify you annually as to the tax status of dividend and capital gains distributions paid by the Funds. Such dividends and capital gains may also be subject to state and local taxes.

Exchanges of Fund shares for shares of another Fund will be treated as a sale of the Fund's shares, and any gain on the transaction may be subject to federal income tax. Because your state and local taxes may be different than the federal taxes described above, you should see your tax adviser regarding these taxes. The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

GENERAL INFORMATION
The Funds will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports, other communications to investors, or advertising material, the Funds may describe general economic and market conditions affecting their performance and may compare their performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Funds may also, from time to time, compare their performance to one or more appropriate indices.

According to the law of Delaware under which the Trust is organized, and the Trust's Agreement and Declaration of Trust and by-laws, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Accordingly, the Trust will not hold annual shareholder meetings unless required to do so under the Act. Shareholders do have the right to call a meeting of shareholders for the purpose of voting to remove directors. The Trust will render assistance to shareholders in connection with their efforts to arrange a shareholder meeting as required under Section 16(c) of the Investment Company Act of 1940, as amended.

The Board of Trustees of the Trust has approved Codes of Ethics (the "Code") for the Funds, Investment Advisor, Sub-Advisors, and Principal Underwriter. These Codes govern the personal activities of persons who may have knowledge of the investment activities of the Funds, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Funds. The Board is responsible for overseeing the implementation of the Codes. The Trust has filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The Codes are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

The Board of Trustees has also approved anti-money laundering procedures which it believes are reasonably designed to detect and prevent attempts to utilize the Portfolios for illegal purposes. Day to day responsibility for the monitoring of such activities has been delegated to the Transfer Agent, subject to Board oversight and periodic independent audit.

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund's financial statements, are included in the annual report, dated December 31, 2002, which is available upon request

AGGRESSIVE GROWTH FUND - CLASS A SHARES
--------------------------------------------------------------------------------------------------------
                                                                   YEAR          YEAR         PERIOD
                                                                  ENDED          ENDED         ENDED
                                                                 12/31/02      12/31/01      12/31/00(B)
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value at Beginning of Period                           $ 6.61          $8.35         $10.00

Income from Investment Operations:
   Net Investment Loss                                            (0.05)         (0.05)            -
   Net Realized and Unrealized Loss on Investments                (2.00)         (1.69)         (1.65)
                                                               -----------     ---------    -----------
   Total from Investment Operations                               (2.05)         (1.74)         (1.65)
                                                               -----------     ---------    -----------

Less Distributions:
   Dividends from Realized Gains                                      -              -              -
   Dividends from Net Investment Income                               -              -              -
                                                                ----------      --------     -----------
   Total Distributions                                                -              -              -
                                                                -----------     ---------    -----------

Net Asset Value at End of Period                                 $  4.56         $ 6.61         $ 8.35
                                                                ===========     =========    ===========

Total Return (A) (D)                                              (31.01)%        (20.84)%        (16.50)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)                             $  4,878          $ 3,510        $ 717

Ratio of Expenses to Average Net Assets:
   Before Reimbursement and Waiver of Expenses by Advisor          2.64%          3.87%          10.20%(C)
   After Reimbursement and Waiver of Expenses by Advisor           1.60%          1.60%           1.60%(C)

Ratio of Net Investment Loss to Average Net Assets:
   Before Reimbursement and Waiver of Expenses by Advisor         (2.44)%        (3.53)%         (8.91)%(C)
   After Reimbursement and Waiver of Expenses by Advisor          (1.40)%        (1.26)%         (0.31)%(C)

Portfolio Turnover                                                134.34%        113.39%          19.00%

(A)  Total Return Calculation Does Not Reflect Sales Load.
(B) For The Period October 4, 2000 (commencement of operations) to December 31, 2000.
(C)  Annualized
(D)  For Periods of Less Than A Full Year, The Total Return Is Not Annualized.

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund's financial statements, are included in the annual report, dated December 31, 2002, which is available upon request

AGGRESSIVE GROWTH FUND - CLASS B SHARES
--------------------------------------------------------------------------------------------------------
                                                                     YEAR          YEAR          PERIOD
                                                                    ENDED         ENDED          ENDED
                                                                   12/31/02      12/31/01       12/31/00(B)
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value at Beginning of Period                             $ 6.56          $ 8.34        $ 10.00
                                                                 -------------  -------------   -------------

Income from Investment Operations:
   Net Investment Loss                                              (0.08)         (0.11)              -
   Net Realized and Unrealized Loss on Investments                  (2.00)         (1.67)          (1.66)
                                                                 -------------  -------------   -------------
   Total from Investment Operations                                 (2.08)         (1.78)          (1.66)
                                                                 -------------  -------------   -------------

Less Distributions:
   Dividends from Realized Gains                                        -              -               -
   Dividends from Net Investment Income                                 -              -               -
                                                                 -------------  -------------   -------------
   Total Distributions                                                  -              -               -
                                                                 -------------  -------------   -------------

Net Asset Value at End of Period                                   $ 4.48          $ 6.56           $ 8.34
                                                                 =============  =============   =============

Total Return (A) (D)                                               (31.71)%       (21.34)%        (16.60)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)                                $ 525           $ 402            $ 248

Ratio of Expenses to Average Net Assets:
   Before Reimbursement of Expenses by Advisor                      3.70%          4.63%          10.95%(C)
   After Reimbursement of Expenses by Advisor                       2.35%          2.35%           2.35%(C)

Ratio of Net Investment Loss to Average Net
Assets:
   Before Reimbursement of Expenses by Advisor                    (3.50)%        (4.24)%         (9.66)%(C)
   After Reimbursement of Expenses by Advisor                     (2.15)%        (1.96)%         (1.06)%(C)

Portfolio Turnover                                                134.34%        113.39%          19.00%

(A)  Total Return Calculation Does Not Reflect Redemption Fee.
(B) For The Period October 6, 2000 (commencement of operations) to December 31, 2000.
(C)  Annualized
(D)  For Periods of Less Than A Full Year, The Total Return Is Not Annualized.

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund's financial statements, are included in the annual report, dated December 31, 2002, which is available upon request

LARGE/MID CAP GROWTH FUND - CLASS A SHARES
---------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                                   12/31/02         12/31/01         12/31/00 (B)
---------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
Net Asset Value at Beginning of Period                              $ 7.28           $ 9.43          $ 10.00
                                                                  ------------     ------------     --------------
Income from Investment Operations:
   Net Investment Loss                                               (0.04)           (0.04)               -
   Net Realized and Unrealized Loss on Investments                   (2.10)           (2.11)            (0.57)
                                                                  ------------     ------------     --------------
   Total from Investment Operations                                  (2.14)           (2.15)            (0.57)
                                                                  ------------     ------------     --------------

Net Asset Value at End of Period                                   $  5.14            $ 7.28          $  9.43
                                                                  ============     ============     ==============
Total Return (A)(D)                                                 (29.40)%          (22.80)%          (5.69)%

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000s)                               $ 13,044           $ 8,854          $ 1,547

Ratio of Expenses to Average Net Assets:
   Before Reimbursement and Waiver of Expenses by Advisor             1.80%             2.32%            5.55%(C)
   After Reimbursement and Waiver of Expenses by Advisor              1.60%             1.60%            1.60%(C)

Ratio of Net Investment Loss to Average Net Assets:
   Before Reimbursement and Waiver of Expenses by Advisor            (1.21)%           (1.72)%          (3.98)%(C)
   After Reimbursement and Waiver of Expenses by Advisor             (1.01)%           (1.00)%          (0.03)%(C)

Portfolio Turnover                                                    52.28%            20.47%            4.46%

(A)  Total Return Calculation Does Not Reflect Sales Load.
(B) For the period October 5, 2000 (commencement of operations) to December 31, 2000.
(C)  Annualized
(D)  For periods of less than a full year, the total return is not annualized.

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund's financial statements, are included in the annual report, dated December 31, 2002, which is available upon request

LARGE/MID CAP GROWTH FUND - CLASS B SHARES
-------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                           12/31/02         12/31/01        12/31/00 (b)
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value at Beginning of Period                     $ 7.22           $ 9.41           $10.00
                                                          ----------       ----------      ------------

Income from Investment Operations:
   Net Investment Loss                                     (0.07)            (0.08)          (0.01)
   Net Realized and Unrealized Loss on Investments         (2.08)            (2.11)          (0.58)
                                                          ----------       ----------      ------------
   Total from Investment Operations                        (2.15)            (2.19)          (0.59)
                                                          ----------       ----------      ------------

Net Asset Value at End of Period                           $ 5.07           $ 7.22            $ 9.41
                                                          ==========       ==========      ============

Total Return (A)(D)                                      (29.92)%          (23.27)%         (5.89)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)                       $ 1,311            $ 918             $ 444

Ratio of Expenses to Average Net Assets:
   Before Reimbursement of Expenses by Advisor              2.72%             3.66%           6.30% (C)
   After Reimbursement of Expenses by Advisor               2.35%             2.35%           2.35% (C)

Ratio of Net Investment Loss to Average Net
Assets:
   Before Reimbursement of Expenses by Advisor            (2.12)%           (3.11)%         (4.73)% (C)
   After Reimbursement of Expenses by Advisor             (1.75)%           (1.80)%         (0.78)% (C)

Portfolio Turnover                                         52.28%            20.47%           4.46%

(A)  Total Return Calculation Does Not Reflect Sales Load.
(B) For the period October 9, 2000 (Commencement of operations) to December 31, 2000.
(C)  Annualized
(D)  For periods of less than a full year, the total return is not annualized.

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund's financial statements, are included in the annual report, dated December 31, 2002, which is available upon request.

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND - CLASS A SHARES
---------------------------------------------------------------------------------------------------------
                                                    YEAR          YEAR      YEAR      YEAR      YEAR
                                                   ENDED         ENDED      ENDED     ENDED     ENDED
                                                  12/31/02      12/31/01   12/31/00  12/31/99  12/31/98
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net Asset Value at Beginning of Year           $  13.79       $ 12.61    $  12.26   $  10.89   $ 12.25
                                                ------------  ---------- ---------- ---------- ----------

Income from Investment Operations:
   Net Investment Income (Loss)                  (0.05)        (0.09)     (0.05)     (0.02)     0.01
   Net Realized and Unrealized Gain (Loss) on
   Investments                                   (2.60)        1.30       1.43       1.39       (1.30)
                                                ------------  ---------- ---------- ---------- ----------
   Total from Investment Operations             (2.65)        1.21       1.38       1.37       (1.29)
                                                ------------  ---------- ---------- ---------- ----------

Less Distributions:
   Dividends from Realized Gains                (0.01)        (0.03)     (1.03)         -       (0.07)
   Dividends from Net Investment Income             -             -          -          -          -
                                                 -----------  ---------- ---------- ---------- ----------
   Total Distributions                          (0.01)        (0.03)     (1.03)     -           (0.07)
                                                ------------  ---------- ---------- ---------- ----------

Net Asset Value at End of Year                  $  11.13       $ 13.79    $ 12.61    $ 12.26    $ 10.89
                                                ============  ========== ========== ========== ==========

Total Return (A)                                   (19.25)%     9.66%     11.23%     12.58%     (10.50)%

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Year (in 000s)                $22,603      $21,632    $15,217    $13,377    $13,287

Ratio of Expenses to Average Net Assets:
   Before Reimbursement of Expenses by Advisor        1.75%       1.89%      1.97%      2.22%      2.09%
   After Reimbursement of Expenses by Advisor         1.75%       1.89%      1.76%      1.60%      1.60%

Ratio of Net Investment (Loss) to Average Net Assets:
   Before Reimbursement of Expenses by Advisor      (0.46)%     (0.80)%    (0.48)%    (0.82)%    (1.15)%
   After Reimbursement of Expenses by Advisor       (0.46)%     (0.80)%    (0.27)%    (0.20)%    (0.66)%

Portfolio Turnover                                   66.95%      61.41%     99.17%     78.79%     69.42%

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund's financial statements, are included in the annual report, dated December 31, 2002, which is available upon request.

SMALL-CAP VALUE FUND - CLASS B SHARES
---------------------------------------------------------------------------------------------------------
                                                   YEAR         YEAR       YEAR       YEAR       YEAR
                                                   ENDED        ENDED      ENDED      ENDED      ENDED
                                                 12/31/02     12/31/01   12/31/00   12/31/99   12/31/98
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value at Beginning of Year             $13.22        $12.19      $11.88     $10.70     $12.13
                                                ------------  ---------- ---------- ---------- ----------

Income from Investment Operations:
   Net Investment Income (Loss)
                                                (0.14)         (0.22)      (0.10)     (0.11)     (0.07)
   Net Realized and Unrealized Gain (Loss) on
Investments                                     (2.48)          1.28        1.39       1.29      (1.29)
                                                ------------  ---------- ---------- ---------- ----------
   Total from Investment Operations
                                                (2.62)          1.06        1.29       1.18      (1.36)
                                                ------------  ---------- ---------- ---------- ----------

Less Distributions:
   Dividends from Realized Gains
                                                (0.01)        (0.03)     (0.98)           -      (0.07)
   Dividends from Net Investment Income
                                                    -             -          -            -          -
                                                ------------  ---------- ---------- ---------- ----------
   Total Distributions
                                                (0.01)        (0.03)     (0.98)          -       (0.07)
                                                ------------  ---------- ---------- ---------- ----------

 Net Asset Value at End of Year                  $10.59         $13.22     $12.19     $11.88      $10.70
                                                ============  ========== ========== ========== ==========

Total Return (A)                                   (19.85)%      8.77%     10.87%     11.03%    (11.18)%

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Year (in 000s)                $14,509      $17,651     $16,631    $14,351    $14,114

Ratio of Expenses to Average Net Assets:
   Before Reimbursement of Expenses by Advisor        2.49%       2.72%      2.72%      2.72%      2.84%
   After Reimbursement of Expenses by Advisor         2.49%       2.72%      2.51%      2.35%      2.35%

Ratio of Net Investment Income (Loss) to Average Net
Assets:
   Before Reimbursement of Expenses by Advisor       (1.12)%     (1.78)%    (1.23)%    (1.34)%    (1.90)%
   After Reimbursement of Expenses by Advisor        (1.12)%     (1.78)%    (1.02)%    (0.97)%    (1.41)%

Portfolio Turnover                                    66.95%      61.41%     99.17%     78.79%     69.42%

(A)  Total Return Calculation Does Not Reflect Redemption Fee.

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund's financial statements, are included in the annual report, dated December 31, 2002, which is available upon request.

LARGE/MID-CAP VALUE FUND - CLASS A SHARES
-----------------------------------------------------------------------------------------------------------
                                                            YEAR          YEAR         YEAR         PERIOD
                                                           ENDED          ENDED        ENDED        ENDED
                                                           12/31/02      12/31/01     12/31/00     12/31/99 (B)
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net Asset Value at Beginning of Period                     $10.83         $10.83       $9.68       $ 10.00
                                                         -------------  -----------  ----------  ------------

Income from Investment Operations:
   Net Investment Income (Loss)                               0.01         (0.02)       0.04          0.02
   Net Realized and Unrealized Gain (Loss) on Investments    (1.73)         0.06        1.16         (0.30)
                                                         -------------  -----------  ----------   ------------
   Total from Investment Operations                          (1.72)         0.04        1.20         (0.28)
                                                          -------------  -----------  ----------  ------------

Less Distributions:
   Dividends from Realized Gains                                 -         (0.04)       (0.02)      (0.02)
   Dividends from Net Investment Income                          -             -        (0.03)      (0.02)
                                                         -------------  -----------  ----------  ------------
   Total Distributions                                           -         (0.04)       (0.05)      (0.04)
                                                         -------------  -----------  ----------  ------------

 Net Asset Value at End of Period                          $9.11           $10.83        $10.83       $9.68
                                                         =============  ===========  ==========  ============

Total Return (A) (D)                                         (15.88)%        0.33%      12.35%       (3.28)%

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000s)                       $17,856          $13,858     $4,493       $846

Ratio of Expenses to Average Net Assets:
   Before Reimbursement of Expenses by Advisor               1.76%          1.70%        2.70%         4.69%(C)
   After Reimbursement of Expenses by Advisor                1.76%          1.70%        1.65%         1.60%(C)

Ratio of Net Investment Income (Loss) to Average Net
Assets:
   Before Reimbursement of Expenses by Advisor               0.11%        (0.20)%       (0.30)%       (2.34)%(C)
   After Reimbursement of Expenses by Advisor                0.11%        (0.20)%        0.67%         0.75%(C)

Portfolio Turnover                                          36.79%         26.44%        50.98%          8.02%

(A)  Total Return Calculation Does Not Reflect Sales Load.
(B) For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999.
(C)  Annualized.
(D)  For Periods Of Less Than One Full Year, Total Returns Are Not Annualized.

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund's financial statements, are included in the annual report, dated December 31, 2002, which is available upon request.

LARGE/MID-CAP VALUE FUND - CLASS B SHARES
-------------------------------------------------------------------------------------------------------
                                                      YEAR            YEAR        YEAR        PERIOD
                                                      ENDED          ENDED       ENDED        ENDED
                                                     12/31/02        12/31/01    12/31/00     12/31/99 (B)
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net Asset Value at Beginning of Period              $10.50          $10.60       $9.36        $10.00
                                                   --------------  ----------- ----------- ------------

Income from Investment Operations:
   Net Investment Income (Loss)                       (0.06)          (0.12)       0.01          0.02
   Net Realized and Unrealized Gain (Loss) on
Investments                                           (1.67)           0.06        1.28         (0.62)
                                                   --------------   ----------- ----------- ------------
   Total from Investment Operations                   (1.73)          (0.06)       1.29         (0.60)
                                                   --------------  ----------- ----------- ------------

Less Distributions:
   Dividends from Realized Gains                          -           (0.04)     (0.02)        (0.02)
   Dividends from Net Investment Income
                                                          -               -      (0.03)        (0.02)
                                                   --------------  ----------- ----------- ------------
   Total Distributions                                    -           (0.04)     (0.05)        (0.04)
                                                   --------------  ----------- ----------- ------------

 Net Asset Value at End of Year                      $8.77           $10.50       $10.60       $9.36
                                                   ==============  =========== =========== ============

Total Return (A) (D)                                (16.48)%          (0.61)%      13.73%      (4.78)%

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000s)                 $3,809           $3,675       $2,665       $525

Ratio of Expenses to Average Net Assets:
   Before Reimbursement of Expenses by Advisor        2.55%           2.66%         3.45%       5.87%(C)
   After Reimbursement of Expenses by Advisor         2.55%           2.66%         2.40%       2.35%(C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
   Before Reimbursement of Expenses by Advisor       (0.71)%         (1.12)%       (1.13)%     (2.34)%(C)
   After Reimbursement of Expenses by Advisor        (0.71)%         (1.12)%       (0.08)%      1.15%(C)

Portfolio Turnover                                        36.79%       26.44%      50.98%        8.02%

(A)  Total Return Calculation Does Not Reflect Redemption Fee.
(B) For the Period July 15, 1999 (Commencement of Operations) to December 31, 1999.
(C)  Annualized.
(D)  For Periods Of Less Than One Full Year, Total Returns Are Not Annualized.

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund's financial statements, are included in the annual report, dated December 31, 2002, which is available upon request.

FIXED INCOME FUND - CLASS A SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                 YEAR        YEAR        YEAR          PERIOD
                                                                ENDED        ENDED       ENDED          ENDED
                                                              12/31/02    12/31/01      12/31/00      12/31/99 (B)
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net Asset Value, Beginning                                    $9.73         $9.53         $9.81          $10.00
                                                             -----------  ------------ ------------  ------------

Income from Investment Operations:
   Net Investment Income                                        0.45         0.40          0.49           0.12
   Net Realized and Unrealized Gain (Loss) on Investments       0.53         0.20         (0.27)         (0.18)
                                                             -----------  ------------  ------------  ------------
   Total from Investment Operations
                                                                0.98         0.60          0.22          (0.06)
                                                             -----------  ------------ ------------  ------------

Less Distributions:
   Dividends from Net Investment Income                       (0.44)       (0.40)         (0.50)         (0.13)
   Dividends from Net Realized Gain                           (0.02)           -              -              -
                                                             -----------  ------------------------  ------------
   Total Distributions                                        (0.46)       (0.40)       (0.50)        (0.13)
                                                             -----------  ------------ ------------  ------------

 Net Asset Value at End of Period                              $10.25        $9.73         $9.53          $9.81
                                                             ===========  ============ ============  ============

Total Return (A) (D)                                             10.32%       6.37%        2.32%       (0.42)%

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000s)                           $10,374       $4,773        $667           $124

Ratio of Expenses to Average Net Assets:
   Before Reimbursement and Waiver of Expenses by Advisor       1.74%         2.44%        8.99%        13.92%(C)
   After Reimbursement and Waiver of Expenses by Advisor        1.35%         1.35%        1.35%         1.35%(C)

Ratio of Net Investment Income to Average Net Assets:
   Before Reimbursement and Waiver of Expenses by Advisor       4.49%         3.91%      (2.19)%       (9.88)%(C)
   After Reimbursement and Waiver of Expenses by Advisor        4.88%         5.00%        5.45%         2.70%(C)

Portfolio Turnover                                             18.10%        20.28%       35.54%        21.25%

(A)  Total Return Calculation Does Not Reflect Sales Load.
(B) For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999.
(C)  Annualized.
(D)  For Periods Of Less Than One Full Year, Total Return Is Not Annualized.

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund's financial statements, are included in the annual report, dated December 31, 2002, which is available upon request

FIXED INCOME FUND - CLASS B SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                    YEAR        YEAR         YEAR         PERIOD
                                                                   ENDED       ENDED        ENDED         ENDED
                                                                  12/31/02    12/31/01     12/31/00       12/31/99 (B)
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net Asset Value, Beginning                                       $9.55         $9.54        $9.80         $10.00
                                                               -----------    ----------    -----------   ----------

Income from Investment Operations:
  Net Investment Income                                            0.37         0.40         0.45           0.15
  Net Realized and Unrealized Gain (Loss) on Investments           0.52         (0.01)      (0.25)         (0.22)
                                                               -----------    ----------    -----------   ----------
   Total from Investment Operations                                0.89         0.39          0.20         (0.07)
                                                               -----------    ----------    -----------   ----------

Less Distributions:
   Dividends from Net Investment Income                            (0.40)       (0.38)        (0.46)       (0.13)
   Dividends from Net Realized Gain                                (0.02)          -             -            -
                                                               -----------    ----------    -----------   ----------
   Total Distributions                                             (0.42)       (0.38)        (0.46)       (0.13)
                                                               -----------    ----------    -----------   ----------

 Net Asset Value at End of Period                                $ 10.02         $9.55          $9.54         $9.80
                                                               ===========    ==========    ===========   ==========

Total Return (A) (D)                                               9.52%         4.13%           2.12%       (0.92)%

Ratios/Supplemental Data:
 Net Assets, End of Period (in 000s)                             $ 2,837       $ 1,026         $ 506         $ 243

Ratio of Expenses to Average Net Assets:
   Before Reimbursement and Waiver of Expenses by Advisor          2.61%        3.46%         9.74%       14.73%(C)
   After Reimbursement and Waiver of Expenses by Advisor           2.10%        2.10%         2.10%        2.10%(C)

Ratio of Net Investment Income to Average Net Assets:
   Before Reimbursement and Waiver of Expenses by Advisor          3.57%        2.93%       (2.94)%      (2.20)%(C)
   After Reimbursement and Waiver of Expenses by Advisor           4.08%        4.29%         4.70%       10.42%(C)

Portfolio Turnover                                                18.10%       20.28%        35.54%       21.25%

(A)  Total Return Calculation Does Not Reflect Redemption Fee.
(B) For the Period August 5, 1999 (Commencement of Operations) to December 31, 1999.
(C)  Annualized.
(D)  For Periods Of Less Than One Full Year, Total Return Is Not Annualized.

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund's financial statements, are included in the annual report, dated December 31, 2002, which is available upon request

MONEY MARKET FUND - CLASS A SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                YEAR           YEAR        YEAR       PERIOD
                                                               ENDED           ENDED       ENDED       ENDED
                                                              12/31/02       12/31/01    12/31/00   12/31/99 (B)
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value at Beginning of Period                        $1.00           $ 1.00       $ 1.00      $1.00
                                                              ---------       ---------   ---------   -----------

Income from Investment Operations:
   Net Investment Income                                       0.01            0.03          0.05        0.02
                                                              ---------       ---------   ---------   -----------
   Total from Investment Operations                            0.01            0.03          0.05        0.02
                                                              ---------       ---------   ---------   -----------

Less Distributions:
   Dividends from Realized Gains                                  -               -             -           -
   Dividends from Net Investment Income                       (0.01)          (0.03)        (0.05)      (0.02)
                                                              ---------      -----------   ---------   ----------
   Total Distributions                                        (0.01)          (0.03)        (0.05)      (0.02)
                                                              ---------      -----------   ---------   ----------

Net Asset Value at End of Period                              $ 1.00          $ 1.00        $ 1.00     $ 1.00
                                                              =========       ==========   =========   ==========

Total Return (A)                                               0.80%           3.34%         5.34%      1.78%

Ratios/Supplimental Data:
Net Assets, End of Period (in 000s)                           $3,544          $2,774        $1,403      $ 760

Ratio of Expenses to Average Net Assets:
   Before Reimbursement of Expenses by Advisor                 1.85%          2.33%       4.53%      5.75%(C)
   After Reimbursement of Expenses by Advisor                  0.85%          0.73%       0.85%      0.85%(C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
   Before Reimbursement of Expenses by Advisor                 (.22)%          1.45%       1.58%    (0.73)%(C)
   After Reimbursement of Expenses by Advisor                  0.78%          3.05%       5.25%      4.17%(C)

(A)  Not Annualized.
(B)  For the Period July 9, 1999  (Commencement  of  Operations) to December 31,
     1999.
(C)  Annualized.

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund's financial statements, are included in the annual report, dated December 31, 2002, which is available upon request

STRATEGIC GROWTH FUND - CLASS A SHARES
--------------------------------------------------------------------------------------------------------
                                                                  YEAR           YEAR         PERIOD
                                                                 ENDED          ENDED         ENDED
                                                               12/31/02       12/31/01      12/31/00(D)
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value at Beginning of Period                          $ 8.47          $ 9.61         $ 10.00
                                                             ------------     ----------     -----------

Income from Investment Operations:
   Net Investment Loss                                           (0.07)          (0.05)         (0.01)
   Net Realized and Unrealized Loss on Investments               (2.07)          (1.08)         (0.38)
                                                             ------------     ----------     -----------
   Total from Investment Operations                              (2.14)          (1.13)         (0.39)
                                                             ------------     ----------     -----------

   Less Distributions:
   Dividends from Realized Gains                                     -   *       (0.01)             -
   Dividends from Net Investment Income                              -               -              -
                                                             ------------     ----------      ----------
   Total Distributions                                               -           (0.01)             -
                                                             ------------     ----------      ----------

Net Asset Value at End of Period                                $ 6.33            $ 8.47          $ 9.61
                                                             ============     ==========      ==========

Total Return (A) (B)                                           (25.26)%         (11.72)%        (3.90)%(B)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)                            $ 7,430            $ 4,675          $ 456

Ratio of Expenses to Average Net Assets:
   Before Reimbursement and waiver of Expenses by Advisor        1.34%           1.68%          6.80%(C)
   After Reimbursement and waiver of Expenses by Advisor         1.25%           1.25%          1.25%(C)

Ratio of Net Investment Loss to Average Net Assets:
   Before Reimbursement and waiver of Expenses by Advisor      (1.34)%         (1.61)%        (6.22)%(C)
   After Reimbursement and waiver of Expenses by Advisor       (1.25)%         (1.18)%        (0.67)%(C)

Portfolio Turnover                                               0.67%           0.15%          0.30%

(A)  Total Return Calculation Does Not Reflect Sales Load.
(B)  For Periods Of Less Than A Full Year, The Total Return is Not Annualized.
(C)  Annualized
(D) For the Period October 5, 2000 (commencement of operations) to December 31, 2000.
*    Distribution was less than $0.01 per share

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund's financial statements, are included in the annual report, dated December 31, 2002, which is available upon request

STRATEGIC GROWTH FUND - CLASS B SHARES
-----------------------------------------------------------------------------------------------------
                                                              YEAR           YEAR          PERIOD
                                                              ENDED          ENDED          ENDED
                                                             12/31/02       12/31/01     12/31/00(D)
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value at Beginning of Period                        $ 8.42         $ 9.61        $ 10.00

Income from Investment Operations:
   Net Investment Loss                                        (0.12)          (0.09)        (0.03)
   Net Realized and Unrealized Loss on
       Investments                                            (2.05)          (1.09)        (0.36)
                                                          ------------     -----------    -----------
   Total from Investment Operations                           (2.17)          (1.18)        (0.39)

   Less Distributions:
   Dividends from Realized Gains                                  -  *        (0.01)            -
   Dividends from Net Investment Income                           -               -             -
                                                          ------------     -----------     ----------
   Total Distributions                                            -           (0.01)            -

Net Asset Value at End of Period                            $   6.25          $ 8.42        $ 9.61

Total Return (A) (B)                                          (25.77)%        (12.24)%       (3.90)%(B)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)                         $ 9,394          $ 7,042        $  904

Ratio of Expenses to Average Net Assets:
   Before Reimbursement of Expenses by Advisor                 2.10%           2.27%         7.55%(C)
   After Reimbursement of Expenses by Advisor                  2.00%           2.00%         2.00%(C)

Ratio of Net Investment Loss to Average Net
Assets:
   Before Reimbursement of Expenses by Advisor                 (2.10)%         (2.21)%       (6.97)%(C)
   After Reimbursement of Expenses by Advisor                  (2.00)%         (1.94)%       (1.42)%(C)

Portfolio Turnover                                              0.67%           0.15%         0.30%

(A)  Total Return Calculation Does Not Reflect Redemption Fee.
(B)  For Periods Of Less Than A Full Year, The Total Return is Not Annualized
(C)  Annualized
(D) For the Period October 9, 2000 (commencement of operations) to December 31, 2000.
*    Distribution was less than $0.01 per share

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund's financial statements, are included in the annual report, dated December 31, 2002, which is available upon request

CONSERVATIVE GROWTH FUND - CLASS A SHARES
--------------------------------------------------------------------------------------------------------
                                                                YEAR          YEAR         PERIOD
                                                                ENDED         ENDED         ENDED
                                                              12/31/02      12/31/01      12/31/00(D)
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value at Beginning of Period                        $ 9.43         $ 9.98         $ 10.00
                                                            -----------       ----------   -------------

Income from Investment Operations:
   Net Investment Income (Loss)                                0.02           (0.01)           0.02
   Net Realized and Unrealized Loss on
        Investments                                           (1.25)          (0.53)          (0.04)
                                                            -----------       ----------   -------------
   Total from Investment Operations                           (1.23)          (0.54)          (0.02)
                                                            -----------       ----------   -------------

Less Distributions:
   Dividends from Realized Gains                                  -           (0.01)              -
   Dividends from Net Investment Income                           -   *       (0.00) *            -
                                                            -----------       ----------   -------------
   Total Distributions                                            -           (0.01)              -
                                                            -----------       ----------   -------------

Net Asset Value at End of Period                              $ 8.20          $ 9.43          $ 9.98
                                                            ===========       ==========   =============

Total Return (A) (B)                                          (13.03)%        (5.41)%        (0.20)%

RATIOS/SUPPLIMENTAL DATA:
Net Assets, End of Period (in 000s)                           $ 9,573         $ 5,787         $  297

Ratio of Expenses to Average Net Assets:
   Before Reimbursement of Expenses by Advisor                  1.38%          1.74%          9.91%(C)
   After Reimbursement of Expenses by Advisor                   1.20%          1.20%          1.20%(C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
   Before Reimbursement of Expenses by Advisor                  0.06%        (0.17)%        (7.41)%(C)
   After Reimbursement of Expenses by Advisor                   0.24%          0.37%          1.30%(C)

Portfolio Turnover                                               0.00%          4.03%          0.56%

(A)  Total Return Calculation Does Not Reflect Sales Load.
(B)  For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.
(C)  Annualized
(D) For the period October 5, 2000 (Commencement of Operations) to December 31, 2000.
*    Distribution was less than $0.01 per share.

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund's financial statements, are included in the annual report, dated December 31, 2002, which is available upon request

CONSERVATIVE GROWTH FUND - CLASS B SHARES
----------------------------------------------------------------------------------------------------------
                                                               YEAR           YEAR             PERIOD
                                                              ENDED          ENDED             ENDED
                                                             12/31/02       12/31/01          12/31/00(D)
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value at Beginning of Period                       $9.33           $ 9.96           $ 10.00
                                                           -----------       ---------       ------------

Income from Investment Operations:
   Net Investment Loss                                       (0.03)           (0.02)                -
   Net Realized and Unrealized Loss on
        Investments                                          (1.24)           (0.60)            (0.04)
                                                           -----------       ---------       ------------
   Total from Investment Operations                          (1.27)           (0.62)            (0.04)
                                                           -----------       ---------       ------------

Less Distributions:
   Dividends from Realized Gains                                 -            (0.01)                -
   Dividends from Net Investment Income                          -*            0.00 *               -
                                                           -----------       ---------       ------------
   Total Distributions                                           -            (0.01)                -
                                                           -----------       ---------       ------------

Net Asset Value at End of Period                            $ 8.06           $ 9.33             $ 9.96
                                                           ===========       =========       ============

Total Return (A) (B)                                        (13.64)%          (6.23)%            (0.40)%

Ratios/Supplimental Data:
Net Assets, End of Period (in 000s)                         $ 7,846          $ 4,340             $  481

Ratio of Expenses to Average Net Assets:
   Before Reimbursement of Expenses by Advisor               2.13%(C)          2.70%            10.66%(C)
   After Reimbursement of Expenses by Advisor                1.95%(C)          1.95%            1.95%(C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
   Before Reimbursement of Expenses by Advisor              (0.67)%(C)        (1.19)%           (8.16)%(C)
   After Reimbursement of Expenses by Advisor               (0.49)%(C)        (0.44)%            0.55%(C)

Portfolio Turnover                                           0.00%             4.03%              0.56%

(A)  Total Return Calculation Does Not Reflect Sales Load.
(B)  For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.
(C)  Annualized
(D) For the period October 5, 2000 (Commencement of Operations) to December 31, 2000.
*    Distribution was less than $0.01 per share.

PRIVACY POLICY
The following is a description of the Funds' policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

CATEGORIES OF INFORMATION THE FUNDS COLLECT.
The Funds collect the following nonpublic personal information about you:

o Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
o Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUNDS DISCLOSE.
The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds' custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY.
The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

FOR MORE INFORMATION
Additional information about the Funds is available in the Trust's annual report to shareholders, dated December 31, 2003, and its semi-annual report to shareholders, dated June 30, 2003.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information on all aspects of the Trust. A current SAI, dated ___________, 2004, has been filed with the SEC and is incorporated by reference into this prospectus.

To request a free copy of the SAI, or the Trust's latest annual or semi-annual report, please contact the Trust.

================================================================================
              Timothy Plan*                  Securities and Exchange Commission
================================================================================
By Phone:     1-800-846-7526                 1-202-942-8090
--------------------------------------------------------------------------------
By Mail:      The Timothy Plan               Public Reference Section
              c/o Timothy Partners, Ltd.     Securities and Exchange Commission
              1304 West Fairbanks Avenue     Washington, D.C.  20549-0102
              Winter Park, Florida  32789    (a duplicating fee required)
--------------------------------------------------------------------------------
By E-mail:    info@timothyplan.com           Publicinfo@sec.gov
                                             (a duplicating fee required)
--------------------------------------------------------------------------------
By Internet:  http://www.timothyplan.com     http://www.sec.gov
--------------------------------------------------------------------------------
In Person:                                   Public Reference Room
                                             Securities and Exchange Commission,
                                             Washington, D.C.
--------------------------------------------------------------------------------

*A copy of your requested document(s) will be mailed to you within three days of your request.

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                                The Timothy Plan
                      Investment Company Act No. 811-08228

                                                                             SAI
                                             STATEMENT OF ADDITIONAL INFORMATION
                                                               ___________, 2004


                                                     TIMOTHY PLAN
                                                     Aggressive Growth Fund

                                                     TIMOTHY PLAN
                                                     Large/Mid-Cap Growth Fund

                                                     TIMOTHY PLAN
                                                     Small-Cap Value Fund

                                                     TIMOTHY PLAN
                                                     Large/Mid-Cap Value Fund

                                                     TIMOTHY PLAN
                                                     Fixed-Income Fund

                                                     TIMOTHY PLAN
                                                     Money Market Fund

                                                     TIMOTHY PLAN
                                                     Small-Cap Variable Series

                                                     TIMOTHY PLAN
                                                     Strategic Growth Fund

                                                     TIMOTHY PLAN
                                                     Conservative Growth Fund

--------------------------------------------------------------------------------
     CONTENTS

 4   THE TIMOTHY PLAN

 4   THE TIMOTHY PLAN INVESTMENTS
 4   The Timothy Plan Funds
 4   The Timothy Plan Money Market Fund and the
     Small-Cap Variable Series
 4   Common Stock
 4   Preferred Stock
 4   Convertible Securities
 5   Warrants
 5   American Depository Receipts
 5   Portfolio Turnover

 5   INVESTMENT RESTRICTIONS
 7   Additional Considerations

 7   INVESTMENT ADVISER

 8   INVESTMENT MANAGERS

 9   PRINCIPAL UNDERWRITER

10   CUSTODIAN

10   ACCOUNTANTS

10   ADMINISTRATOR

11   ALLOCATION OF PORTFOLIO BROKERAGE

11   CODE OF ETHICS

11   PURCHASE OF SHARES
12   Tax-Deferred Retirement Plans
12   Tax-Deferred Variable Annuity Series

12   REDEMPTIONS

13   OFFICERS AND TRUSTEES OF THE TRUST

15   DISTRIBUTION PLANS

17   TAXATION

18   GENERAL INFORMATION
18   Audits and Reports
18   Miscellaneous
18   Holders of More Than 5% of Each Funds' Shares

19   PERFORMANCE
21   Comparisons and Advertisements

21   FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF
ADDITIONAL INFORMATION

THE TIMOTHY PLAN

A Delaware Business Trust and registered investment management company offering the following series:

TIMOTHY PLAN AGGRESSIVE GROWTH FUND
TIMOTHY PLAN LARGE/MID-CAP GROWTH FUND
TIMOTHY PLAN SMALL-CAP VALUE FUND
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
TIMOTHY PLAN FIXED-INCOME FUND
TIMOTHY PLAN MONEY MARKET FUND
TIMOTHY PLAN SMALL-CAP VARIABLE SERIES

AND

TIMOTHY PLAN STRATEGIC GROWTH FUND
TIMOTHY PLAN CONSERVATIVE GROWTH FUND

____________, 2004

Timothy Partners, Ltd.
1304 West Fairbanks Avenue
Winter Park, Florida 32789
(800) 846-7526

This Statement of Additional Information ("SAI") is in addition to and supplements the current prospectus of The Timothy Plan (the "Trust"), dated __________, 2004, which prospectus offers eight separate investment series: The Timothy Plan Aggressive Growth Fund, the Timothy Plan Large/Mid-Cap Growth Fund, the Timothy Plan Small-Cap Value Fund, the Timothy Plan Large/Mid-Cap Value Fund, the Timothy Plan Fixed-Income Fund, the Timothy Plan Money Market Fund (collectively, the "Traditional Funds"), the Timothy Plan Strategic Growth Fund, and the Timothy Plan Conservative Growth Fund (collectively, the "Asset Allocation Funds"). This "SAI" also supplements the current prospectus of the Small-Cap Variable Series dated May 1, 2003.

THE TIMOTHY PLAN (the "Trust") is registered with the Securities and Exchange Commission as an open-end management investment company.

Traditional Funds (except the Money Market Fund) currently offer three classes of shares: Class A, Class B and Class C. The Timothy Plan Money Market Fund and the Timothy Plan Small-Cap Variable Series offer a single class of shares without any sales charges.

Each of the Asset  Allocation  Funds  currently  offers three classes of shares:
Class A, Class B and Class C.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS BUT SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE TIMOTHY PLAN PROSPECTUSES, DATED ______________, 2004. COPIES OF THE PROSPECTUSES MAY BE OBTAINED FROM THE TRUST WITHOUT CHARGE BY WRITING THE TRUST AT 1304 WEST FAIRBANKS AVENUE, WINTER PARK, FLORIDA 32789 OR BY CALLING THE TRUST AT (800) 846-7526. RETAIN THIS STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

THE TIMOTHY PLAN

The Timothy Plan ("Trust") was organized as a Delaware business trust on December 16, 1993, and is a mutual fund company of the type known as, and registered with the Securities and Exchange Commission as, an open-end management investment company. It is authorized to create an unlimited number of series of shares (each a "Fund") and an unlimited number of share classes within each series. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors. This SAI pertains to the following nine series of the
Trust: the Timothy Plan Aggressive  Growth Fund, the Timothy Plan  Large/Mid-Cap
Growth Fund, the Timothy Plan Small-Cap Value Fund, the Timothy Plan Large/Mid-Cap Value Fund, the Timothy Plan Fixed-Income Fund, the Timothy Plan Money Market Fund (collectively the "Traditional Funds") and the Timothy Plan Strategic Growth Fund, and the Timothy Plan Conservative Growth Fund (collectively, the "Asset Allocation Funds") and the Timothy Plan Small-Cap Variable Series. The shares of each series are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation of the Fund as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights. There are three Classes of shares offered by the Trust; Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class B shares are offered with a contingent deferred sales charge that declines over a period of years and ongoing service and distribution fees; and No-Load shares are offered without sales charges or ongoing service/distribution fees (the Timothy Plan Money Market Fund and the Timothy Plan Small-Cap Variable Series).

Shareholder meetings will not be held unless required by federal or state law.

THE TIMOTHY PLAN - INVESTMENTS

Each Fund seeks to achieve its objectives by making investments selected in accordance with that Fund's investment restrictions and policies. Each Fund will vary its investment strategy as described in the applicable prospectus to achieve its objectives. This SAI contains further information concerning the techniques and operations of the Funds, the securities in which they will invest, and the policies they will follow.

THE TIMOTHY PLAN FUNDS issue three classes of shares (Class A, Class B and Class
C) that invest in the same portfolio of securities, except that Money Market Fund and Small-Cap Variable Series issue one class with no sales charge. Class A, Class B and Class C shares differ with respect to sales structure and 12b-1 Plan expenses.

THE MONEY MARKET FUND AND THE SMALL-CAP VARIABLE SERIES offer a single class of shares, the No-Load class.

Each Fund has its own investment objectives and policies, and each invests in its own portfolio of securities. Each Fund seeks to achieve its stated objectives by investing in securities issued by companies which, in the opinion of the Funds' adviser, conduct business in accordance with the stated philosophy and principles of the Funds. The following information supplements the information provided in the prospectuses.

COMMON STOCK Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

PREFERRED STOCK Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer's board of directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the board of directors of issuers of the preferred stocks in which the Funds invest.

CONVERTIBLE SECURITIES Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Funds may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by a Fund upon conversion of a convertible security will generally be held for so long as the Funds' adviser or the Fund's investment manager anticipates such stock will provide the Fund with opportunities which are consistent with the Fund's investment objectives and policies.

WARRANTS A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer's capital stock at a set price for a specified period of time.

AMERICAN DEPOSITORY RECEIPTS ("ADRs") ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Funds may purchase ADRs whether they are "sponsored" or "unsponsored." "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository." "Unsponsored" ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders. Because each Fund will not invest more than 50% of the value of its total assets in stock or securities issued by foreign corporations, it will be unable to pass through the foreign taxes that the Fund pays (or is deemed to pay) to shareholders under the Internal Revenue Code of 1986, as amended (the "Code").

PORTFOLIO TURNOVER It is not the policy of any of the Funds to purchase or sell securities for short-term trading purposes, but the Funds may sell securities to recognize gains or avoid potential for loss. A Fund will, however, sell any portfolio security (without regard to the time it has been held) when the investment manager believes that market conditions, credit-worthiness factors or general economic conditions warrant such a step. The Asset Allocation Funds invest the majority of their assets in certain of the Traditional Funds, and are required to maintain certain investment ratios, which are adjusted at least quarterly. As a result, portfolio turnover for the Asset Allocation Funds could be substantial and could cause the Traditional Funds to also experience additional turnover problems. The portfolio turnover rate for each Fund is set forth in the table below:

--------------------------------------------------------------------------------
FUND                              1997    1998    1999    2000    2001    2002
--------------------------------------------------------------------------------
Small-Cap Value Fund             136.36% 69.42%  78.79%  99.17%  61.41%  66.95%
--------------------------------------------------------------------------------
Large/Mid Cap Value Fund           N/A     N/A    8.02%  50.98%  26.44%  36.79%
--------------------------------------------------------------------------------
Fixed-Income Fund                  N/A     N/A   21.25%  35.54%  20.28%  18.10%
--------------------------------------------------------------------------------
Money Market Fund                  N/A     N/A     N/A     N/A     N/A     N/A
--------------------------------------------------------------------------------
Small-Cap Variable Series          N/A    3.00%  65.60%  85.82%  67.40%  69.14%
--------------------------------------------------------------------------------
Aggressive Growth Fund (1)         N/A     N/A     N/A   19.00% 113.39% 134.34%
--------------------------------------------------------------------------------
Large/Mid-Cap Growth Fund (1)      N/A     N/A     N/A    4.46%  20.47%  52.28%
--------------------------------------------------------------------------------
Strategic Growth Fund              N/A     N/A     N/A    0.30%   0.15%   0.67%
--------------------------------------------------------------------------------
Conservative Growth Fund           N/A     N/A     N/A    0.56%   4.03%   0.00%
--------------------------------------------------------------------------------

The Timothy Plan Small-Cap Variable Series commenced operations in 1998. The Timothy Plan Large/Mid-Cap Value Fund, the Timothy Plan Fixed-Income Fund, and the Timothy Plan Money Market Fund commenced investment operations in 1999. The Timothy Plan Aggressive Growth Fund, the Timothy Plan Large/Mid-Cap Growth Fund, the Timothy Plan Strategic Growth Fund and the Timothy Plan Conservative Growth Fund commenced investment operations in 2000.

High portfolio turnover would involve additional transaction costs (such as brokerage commissions) which are borne by the Funds, or adverse tax effects. (See "Dividends and Distributions" in the applicable prospectus.)

(1) The Aggressive Growth and Large/Mid Cap Growth Funds were first offered to the investing Public on October 4, 2000; their increased Portfolio turnovers were due to the initiation of buy and sale trading activities.

INVESTMENT RESTRICTIONS

In addition to those set forth in the current applicable prospectus, the Traditional Funds, and Small-Cap Variable Series have adopted the investment restrictions set forth below, which are fundamental policies of each Fund, and which cannot be changed without the approval of a majority of the outstanding voting securities of each Fund. As provided in the Investment Company Act of 1940, as amended (the "1940 Act"), a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares, or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. These investment restrictions provide that each Traditional Fund and Small-Cap Variable Series will not:

     (1)  issue senior securities;

     (2) engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 (the "1933 Act") in disposing of a portfolio security;

     (3) purchase or sell real estate or interests therein, although the Funds may each purchase debt instruments or securities of issuers which engage in real estate operations;

     (4) invest for the purpose of exercising control or management of another company;

     (5) purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Funds may each invest in the debt instruments or securities of companies which invest in or sponsor such programs;

     (6) invest more than 25% of the value of the Fund's total assets in one particular industry, except for temporary defensive purposes;

     (7) make purchases of securities on "margin," or make short sales of securities, provided that each Fund may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith; and

     (8) invest in securities of any open-end investment company, except that each Fund may purchase securities of money market mutual funds, but such investments in money market mutual funds may be made only in accordance with the limitations imposed by the 1940 Act and the rules thereunder, as amended. But in no event may a Fund purchase more than 10% of the voting securities, or more than 10% of any class of securities, of another investment company. For purposes of this restriction, all outstanding fixed income securities of an issuer are considered a single class.

     (9) as to 75% of a Fund's total assets, invest more than 5% of its assets in the securities of any one issuer. (This limitation does not apply to cash and cash items, or obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities).

     (10) purchase or sell commodities or commodity futures contracts, other than those related to stock indexes.

     (11) make loans of money or securities, except (i) by purchase of fixed income securities in which a Fund may invest consistent with its investment objective and policies; or (ii) by investment in repurchase agreements.

     (12) invest in securities of any company if any officer or trustee of the Funds or the Funds' adviser owns more than 0.5% of the outstanding securities of such company and such officers and trustees, in the aggregate, own more than 5% of the outstanding securities of such company.

     (13) borrow money, except that each Fund may borrow from banks (i) for temporary or emergency purposes in an amount not exceeding the Fund's assets or (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount not to exceed 33% of the value of the Fund's total assets (including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a fund, including reverse repurchase agreements, exceed 5% of the value of a fund's total assets, the Fund will not purchase any securities. Interest paid on borrowing will reduce net income.

     (14) pledge, mortgage hypothecate, or otherwise encumber its assets, except in an amount up to 33% of the value of its net assets, but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions, or

     (15) purchase the securities of any issuer, if, as a result, more than 10% of the value of a Fund's net assets would be invested in securities that are subject to legal or contractual restrictions on resale ("restricted securities"), in securities for which there is no readily available market quotations, or in repurchase agreements maturing in more than 7 days, if all such securities would constitute more than 10% of a Fund's net assets.

So long as percentage restrictions are observed by a Fund at the time it purchases any security, changes in values of particular Fund assets or the assets of the Fund as a whole will not cause a violation of any of the foregoing restrictions.

The investment restrictions set forth below have been adopted by the Asset Allocation Funds as fundamental policies.

Each of the Asset Allocation Funds may not:

     (1) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);

     (2) purchase or sell real estate including limited partnership interests, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

     (3) make loans to any person, except loans of portfolio securities to the extent that no more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

     (4) (i) purchase more than 10% of any class of the outstanding voting securities of any issuer (except other investment companies as defined in the 1940 Act), and (ii) purchase securities of an issuer (except obligations of the U.S. government and its agencies and instrumentalities and securities of other investment companies as defined in the 1940 Act) if, as a result, with respect to 75% of its total assets, more than 5% of the Fund's total assets, at market value, would be invested in the securities of such issuer.

     (5) issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission;

     (6) will not borrow, except from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities in an aggregate amount not exceeding 30% of the value of the Fund's total assets (including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a Fund, including reverse repurchase agreements, exceed 5% of the value of a Fund's total assets, the Fund will not purchase any securities;

     (7) underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities; and

     (8) write or acquire options or interests in oil, gas or other mineral exploration or development programs.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE ASSET ALLOCATION FUNDS

An Asset Allocation Fund will not be able to offset gains realized by one Traditional Fund in which such Asset Allocation Fund invests against losses realized by another Fund in which such Asset Allocation Fund invests. The Asset Allocation Fund's use of a fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.

Depending on an Asset Allocation Fund's percentage ownership in an underlying Traditional Fund both before and after a redemption, an Asset Allocation Fund's redemption of shares of such Traditional Fund may cause the Asset Allocation Fund to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Asset Allocation Fund's tax basis in the shares of the underlying Traditional Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amounts of the distribution. This could cause shareholders of the Asset Allocation Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying Traditional Funds directly.

INVESTMENT ADVISER

The Trust has entered into advisory agreements with Timothy Partners, Ltd. ("TPL" or the "Adviser"), for the provision of investment advisory services on behalf of the Trust to each Fund, subject to the supervision and direction of the Trust's Board of Trustees. The continuance of the Advisory Agreement with Timothy Partners, Ltd. was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 28, 2003. The Trust's Board of Trustees considered the factors described below prior to approving the Agreement.

The Trustees, including the Independent Trustees, noted the Adviser's experience incorporating and implementing the unique, Biblically-based management style that is a stated objective as set forth in the Funds' prospectus. Also considered was TPL's agreement to waive fees and/or reimburse fund expenses for the Aggressive Growth Fund, the Large/Mid-Cap Growth Fund, the Fixed-Income Fund and the Money Market Fund through April 30, 2005 to maintain total annual operating expenses at 1.60%, 1.60% and 1.35%, respectively, of the applicable Fund's Class A shares' average daily net assets, and at 2.35%, 2.35% and 2.10%, respectively, of the applicable Fund's Class B shares' average daily net assets, and 0.85% for the Money Market Fund.

The Board requested and received a description of the Adviser's business and any personnel changes, a description of the compensation received by the Adviser from the Fund, information relating to the Adviser's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding the Adviser or its personnel. The materials prepared by the Adviser were provided to the Trustees in advance of the meeting.

After careful discussion and consideration, the Trustees' determined that the renewal of the Agreement for another one-year period is in the best interests of the Fund's shareholders.

Each investment advisory may be renewed after its initial two year term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each investment advisory agreement will terminate automatically in the event of its assignment.

The table below sets forth the investment advisory fees payable to TPL for the last three years by each Fund.

--------------------------------------------------------------------------------
FUND                                     2000            2001            2002
--------------------------------------------------------------------------------
SMALL-CAP VALUE FUND
IA Fees Payable to TPL                $ 257,622       $ 301,143       $ 338,329
Amount Reimbursed by TPL              ($ 65,155)              0               0
--------------------------------------------------------------------------------
LARGE/MID-CAP VALUE FUND
IA Fees Payable to TPL                $  34,131       $ 104,742       $ 170,897
Amount Reimbursed by TPL              ($ 42,380)              0               0
--------------------------------------------------------------------------------
FIXED-INCOME FUND
IA Fees Payable to TPL                $   5,620       $  17,047       $  56,751
Amount Reimbursed by TPL              ($ 51,983)      ($ 32,486)      ($ 39,234)
--------------------------------------------------------------------------------
MONEY MARKET FUND
IA Fees Payable to TPL                $   6,467       $  12,066       $  19,878
Amount Reimbursed by TPL              ($ 34,441)      ($ 32,358)      ($ 33,176)
--------------------------------------------------------------------------------
SMALL-CAP VARIABLE SERIES
IA Fees Payable to TPL                $  25,198       $  41,963       $  55,555
Amount Reimbursed by TPL              ($ 15,863)      ($ 33,560)      ($ 34,673)
--------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUND
IA Fees Payable to TPL                $     856       $  19,848       $  38,873
Amount Reimbursed by TPL              ($  8,709)      ($ 53,162)      ($ 49,212)
--------------------------------------------------------------------------------
LARGE/MID-CAP GROWTH FUND
IA Fees Payable to TPL                $   1,811       $  44,768       $ 104,074
Amount Reimbursed by TPL              ($  8,486)      ($ 41,329)      ($ 26,641)
--------------------------------------------------------------------------------
STRATEGIC GROWTH FUND
IA Fees Payable to TPL                $     237       $   9,041       $  22,738
Amount Reimbursed by TPL              ($  9,113)      ($ 19,993)      ($ 13,709)
--------------------------------------------------------------------------------
CONSERVATIVE GROWTH FUND
IA Fees Payable to TPL                $     147       $   6,255       $  21,442
Amount Reimbursed by TPL              ($  8,889)      ($ 27,566)      ($ 26,271)
--------------------------------------------------------------------------------

The following table sets forth the fees paid to each sub-adviser by TPL.

--------------------------------------------------------------------------------
                                               FEES PAID   FEES PAID   FEES PAID
SUB-ADVISER                                     IN 2000     IN 2001     IN 2002
--------------------------------------------------------------------------------
AWAD ASSET MANAGEMENT                          $ 101,464   $ 132,282   $ 133,045
--------------------------------------------------------------------------------
FOX ASSET MANAGEMENT, LLC                      $  17,267   $  60,166   $  79,756
--------------------------------------------------------------------------------
PROVIDENT INVESTMENT COUNSEL                   $     427   $  11,359   $  19,208
--------------------------------------------------------------------------------
RITTENHOUSE FINANCIAL ADVISERS                 $     755   $  14,443   $  42,845
--------------------------------------------------------------------------------
CARR & ASSOCIATES (FIXED INCOME)               $   1,309   $   7,473   $  18,917
--------------------------------------------------------------------------------
CARR & ASSOCIATES (MONEY MARKET)               $     793   $   1,686   $   2,717
--------------------------------------------------------------------------------

INVESTMENT MANAGERS

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Awad Asset Management ("Awad"), dated January 1, 1997, as amended May 1, 1998 (the "Sub-Investment Advisory Agreement"), Awad provides advice and assistance to TPL in the selection of appropriate investments for both the Small-Cap Value Fund and the Small-Cap Variable Series, subject to the supervision and direction of the Funds' Board of Trustees. As compensation for its services, Awad receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of the Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Carr & Associates, Inc. ("Carr"), dated May 1, 1999, Carr provides advice and assistance to TPL in the selection of appropriate investments for the
Fixed-Income Fund and the Money Market Fund, subject to the supervision and direction of the Funds' Board of Trustees. As compensation for its services, with respect to the Fixed-Income Fund, Carr receives from TPL an annual fee at a rate equal to 0.20% of the average net assets of the Fund. As compensation for its services with respect to the Money Market Fund, Carr receives from TPL an annual fee at a rate equal to 0.08% of the average net assets of the Fund.

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Fox Asset Management, LLC ("Fox"), dated December 14, 2001, Fox provides advice and assistance to TPL in the selection of appropriate investments for the Large/Mid-Cap Value Fund, subject to the supervision and direction of the Funds' Board of Trustees. As compensation for its services, Fox receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of the Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Rittenhouse Financial Services, Inc. ("Rittenhouse"), dated October 2, 2000, Rittenhouse provides advice and assistance to TPL in the selection of appropriate investments for the Large/Mid-Cap Growth Fund, subject to the supervision and direction of the Funds' Board of Trustees. As compensation for its services, Rittenhouse receives from TPL an annual fee at a rate equal to 0.35% of the first $50 million in assets of the Fund; and 0.25% of assets over $50 million.

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Provident Investment Counsel ("Provident"), dated October 2, 2000, Provident provides advice and assistance to TPL in the selection of appropriate investments for the Aggressive Growth Fund, subject to the supervision and direction of the Funds' Board of Trustees. As compensation for its services, Provident receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of the Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

The Agreements may be renewed by the parties after their initial terms only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund, and only if the terms of renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at the meeting called for the purpose of voting on such approval. The Sub-Investment Advisory Agreements will terminate automatically in the event of their assignment.

The Board reviewed the criteria and considerations regarding the selection and proposed retention of the sub-advisers. Provided in advance of the meeting were the Funds' year-by-year total returns for each fiscal year since inception, the year-to-date return as of December 31, 2002, and the Funds' annual total returns for the one, five and ten years ended December 31, 2002, to the extent available, as compared to an appropriate broad-based securities index for each Fund. The Board also considered the sub-advisers' affiliations, internal policies, procedures regarding best execution, trade allocation, soft dollar arrangements, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding each sub-adviser and its personnel.

After careful discussion and consideration, the Trustees determined the renewal of the sub-advisers' agreements described above for another one-year period is in the best interests of the Funds' shareholders, and ratified the renewal by majority vote, including a majority vote by the Independent Trustees.

PRINCIPAL UNDERWRITER

Effective July 1, 1997, Timothy Partners, Ltd., 1304 West Fairbanks Avenue, Winter Park, Florida 32789, acts as the principal underwriter (the "Underwriter") of the Funds' shares for the purpose of facilitating the notice filing of shares of the Funds under state securities laws and to assist in sales of shares pursuant to an underwriting agreement (the "Underwriting Agreement") approved by the Funds' Trustees. TPL is not compensated for serving as principal underwriter to the Funds.

In that regard, TPL has agreed at its own expense to qualify as a broker/dealer under all applicable federal or state laws in those states which the Funds shall from time to time identify to TPL as states in which it wishes to offer its shares for sale, in order that state notice filings may be maintained by the Funds.

TPL is a broker/dealer registered with the U.S. Securities and Exchange Commission and is a member in good standing of the National Association of Securities Dealers, Inc.

The Funds shall continue to bear the expense of all filing or registration fees incurred in connection with the notice filing of shares under state securities laws.

The Underwriting Agreement may be terminated by either party upon 60 days' prior written notice to the other party.

Arthur D. Ally is President, Chairman and Trustee of the Trust. Mr. Ally is also President of Timothy Partners, Ltd. Mr. Ally had over eighteen years experience in the investment industry prior to becoming president of Timothy Plan, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Some or all of these firms may be utilized by an investment manager to execute portfolio trades for a Fund. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.

CUSTODIAN

US Bank, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Funds' investments. The custodian acts as the Funds' depository, safe-keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds'
request and maintains records in connection with its duties. For its custodial services the bank receives, in addition to certain per transaction fees, the greater of $225 per month per fund or (annualized) 1.20 basis points (.000120) for the first $75 million in assets, 1.0 basis point (.00010) on the next $100 million in assets, and 0.75 basis point (.000075) on all amounts over $175 million in assets.

ACCOUNTANTS

The firm of Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, has been selected as independent public accountants for the Funds for the fiscal year ending December 31, 2003. Tait, Weller & Baker performs an annual audit of the Funds' financial statements and provides financial, tax and accounting consulting services as requested. Tait, Weller & Baker received $40,000 each year in 2001, 2002, and 2003 for the services provided.

ADMINISTRATOR

Citco-Quaker Fund Services, Inc., 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482 (Citco-Quaker), provides transfer agent, portfolio accounting and certain administrative services to the Trust pursuant to an Administrative Services Agreement dated May 01, 2003.

Under the Administrative Services Agreement, Citco-Quaker: (1) coordinates with the custodian and performs transfer agent services to the Funds; (2) coordinates with, and monitors, any third parties furnishing services to the Funds; (3)
provides the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (5) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law;
(6) prepares and, after approval by the Funds, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (7) reviews and submits to the officers of the Fund for their approval invoices or other requests for payment of the Funds' expenses and instructs the custodian to issue checks in payment thereof; and (8) takes such other action with respect to the Funds as may be necessary in the opinion of Citco-Quaker to perform its duties under the agreement. Pursuant to the Agreement, Citco-Quaker shall receive a fee of $350,000 during the first twelve months of the agreement. Subsequent to the first twelve months, Citco-Quaker shall receive the greater of $350,000, or 0.35% on the first $100 million in assets under management, 0.25% of the next $100 million in assets, 0.15% of the next $200 million in assets, and 0.10% for all over $400 million in assets. Such fees are inclusive of up to 800 transactions per month; additional transactions are $5.00 each.

Prior to May 1, 2003, Unified Financial Services, Inc., 431 North Pennsylvania Street, Indianapolis, IN 46204, provided Transfer Agent, Fund Accounting and certain Administrative services to the Trust pursuant to an Administrative Services Agreement dated July 1, 1999. For the Trust's fiscal years ended December 31, 2000, 2001 and 2002, the Trust paid $280,526, $432,734, and
$619,303 respectively, for administrative fees.

Annuity Investors Life Insurance Company, 250 East Fifth Street, Cincinnati, Ohio 45202 ("AILIC") provides certain additional administrative services with respect to shares of the Small-Cap Variable Series purchased to fund variable annuity contracts and held in the AILIC separate accounts. These administrative services are provided pursuant to a Participation Agreement effective as of May 1, 2003 among AILIC, the Trust and TPL.

Under the Participation Agreement, AILIC maintains the records related to Small-Cap Variable Series shares held in the AILIC separate accounts, processes all purchases and redemptions of shares within the accounts, and provides other administrative and shareholder services. For its services, AILIC receives an annual fee from Small-Cap Variable Series equal to 0.25% of the average daily net assets of the Series held in the AILIC separate accounts.

ALLOCATION OF PORTFOLIO BROKERAGE

The Funds' Adviser and/or investment sub-adviser, when effecting the purchases and sales of portfolio securities for the account of a Fund, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Fund or the investment manager by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. A Funds' investment manager may use research and services provided to it by brokers and dealers in servicing all its clients; however, not all such services will be used by the investment manager in connection with its Fund. Brokerage may also be allocated to dealers in consideration of each Fund's share distribution but only when execution and price are comparable to that offered by other brokers.

TPL, through the investment managers, is responsible for making the Funds' portfolio decisions subject to instructions described in the applicable prospectus. TPL has entered into a soft dollar arrangement with UBS Paine Webber pursuant to which UBS Paine Webber prepares and provides national manager searches, and certain quarterly reports to TPL and the Board of Trustees. In exchange, TPL has directed the Funds' investment sub-advisers to transact purchases and sales of securities through UBS Paine Webber for so long as and only so long as the service provided and the transactions affected are at commission rates that are competitive with the rates charged by other broker/dealers performing the same or similar transactions. The Board of Trustees may, however, impose limitations on the allocation of portfolio brokerage.

Securities held by one Fund may also be held by another Fund or other accounts for which TPL or the investment manager serves as an adviser, or held by TPL or the investment manager for their own accounts. If purchases or sales of securities for a Fund or other entities for which they act as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of TPL or the investment manager during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when TPL or an investment manager deems the purchase or sale of a security to be in the best interests of one Fund or more Funds or other accounts, they may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other Fund or accounts in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by an investment manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Funds and to such other accounts. In some cases this procedure may adversely affect the size of the position obtainable for a Fund.

Awad and Associates is a wholly owned subsidiary of Raymond James Financial. Total commissions paid to Raymond James in 2002 were $7,157. Neither Awad, TPL, nor any affiliate of the Fund receives any compensation or other financial benefit from the commissions paid to Raymond James.

The Board of Trustees of the Trust periodically reviews the brokerage placement practices of the investment managers on behalf of the Funds, and reviews the prices and commissions, if any, paid by the Funds to determine if they were reasonable.

The chart below shows the brokerage fees and commissions paid by the Funds for the past three fiscal years.

--------------------------------------------------------------------------------
FUND                                          2000          2001          2002
--------------------------------------------------------------------------------
SMALL-CAP VALUE FUND                        $ 61,868      $ 70,628      $122,794
--------------------------------------------------------------------------------
LARGE/MID-CAP VALUE FUND                    $ 15,769      $ 29,109      $ 40,754
--------------------------------------------------------------------------------
SMALL-CAP VARIABLE SERIES                   $  9,035      $  9,496      $ 14,649
--------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUND                      $  1,108      $  7,578      $ 25,599
--------------------------------------------------------------------------------
LARGE/MID-CAP GROWTH FUND                   $  1,811      $ 16,471      $ 43,893
--------------------------------------------------------------------------------

CODE OF ETHICS

The Trust, the Adviser, the investment managers and the Funds' underwriter have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Funds. You may obtain a copy of the Code of Ethics from the Securities and Exchange Commission.

PURCHASE OF SHARES

The shares of the Timothy Plan Funds are continuously offered by the distributor. Orders will not be considered complete until receipt by the distributor of a completed Account Registration form, and receipt by the custodian of payment for the shares purchased. Once both are received, such orders will be confirmed at the next determined public offering price per share (based upon valuation procedures described in the prospectuses), as of the close of business of the business day on which the completed order is received, normally 4 p.m. Eastern time. Completed orders received by the Funds after 4 p.m. will be confirmed at the next business day's price.

TAX-DEFERRED RETIREMENT PLANS

Shares of the Timothy Plan Funds are available to all types of tax-deferred retirement plans such as individual retirement accounts ("IRAs"), employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. The Timothy Plan Funds sponsor IRAs. Individuals, who are not active participants in an employer maintained retirement plan are eligible to contribute on a deductible basis to an IRA account. The IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes not in excess of certain specified limits. All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax deferred.

A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. Known as SEP-IRAs (Simplified Employee Pension-IRA), they free the employer of many of the record keeping requirements of establishing and maintaining a tax qualified retirement plan trust.

If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into a Timothy Plan Fund IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer federal income taxes on your contribution and on any income that is earned on that contribution.

The Timothy Plan Funds also sponsor 403(b)(7) retirement plans. The Funds offer a plan for use by schools, hospitals, and certain other tax-exempt organizations or associations who wish to use shares of the Timothy Plan Funds as a funding medium for a retirement plan for their employees (the "403(b)(7) Plan"). Contributions are made to the 403(b)(7) Plan as a reduction to the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations, are excludable from the gross income of the employee for federal income tax purposes.

The Timothy Plan Funds also offer Roth IRAs. While contributions to a Roth IRA are not currently deductible, the amounts within the accounts accumulate tax-free and qualified distributions will not be included in a shareholder's taxable income. The current contribution limit is $3,000 annually ($6,000 for joint returns) in aggregate with contributions to traditional IRAs. Certain catch-up provisions and income phase-outs apply.

In all these plans, distributions of net investment income and capital gains will be automatically reinvested.

All the foregoing retirement plan options require special plan documents. Please call the Timothy Plan at (800) TIM-PLAN (800-846-7526) to obtain information regarding the establishment of retirement plan accounts. In the case of IRAs and 403(b)(7) Plans, US Bank acts as the plan custodian and charges $10.00 per social security number and account type in connection with plan establishment and maintenance, of which $5.00 is remitted to the fund underwriter, Timothy Partners, Ltd. These fees are detailed in the plan documents. You should consult with your attorney or other tax adviser for specific advice prior to establishing a plan.

TAX-DEFERRED VARIABLE ANNUITY SERIES

The Timothy Plan Small-Cap Variable Series currently only offers its shares to the Annuity Investors Life Insurance Company. The separate accounts invest in shares of the Timothy Variable Funds in accordance with the allocation instructions received from holders of the VA contracts. Shares of the Variable Series are sold only to existing account holders at net asset value as described in that Fund's Prospectus.

REDEMPTIONS

The redemption price will be based upon the net asset value per share (subject to any applicable CDSC for Class B or Class C shares) next determined after receipt of the redemption request, provided it has been submitted in the manner described below. The redemption price may be more or less than your cost, depending upon the net asset value per Class at the time of redemption. Shares of the Timothy Plan Funds may be redeemed through certain brokers, financial institutions or service organizations, banks and bank trust departments who may charge a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were purchased directly from the Timothy Plan Funds.

Payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Funds reserve the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days: (i) for any period during which the New York Stock Exchange is restricted, (ii) for any period during which an emergency exists as determined by the U.S. Securities and Exchange Commission as a result of which disposal of securities owned by the Funds is not reasonably predictable or it is not reasonably practicable for the Funds fairly to determine the value of its net assets, or (iii) for such other periods as the U.S. Securities and Exchange Commission may by order permit for the protection of shareholders of the Funds.

Pursuant to the Trust's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Trust, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Trust. Any portfolio securities paid or distributed in-kind would be valued as described in the applicable prospectus. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

In-kind payments need not constitute a cross-section of a Fund's portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment, and where a Fund completes such redemption in-kind, that Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption. The shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

OFFICERS AND TRUSTEES OF THE TRUST

The Trustees and principal executive officers of the Trust and their principal occupations for the past five years are listed below.

INTERESTED TRUSTEES

---------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF PORTFOLIOS
                             POSITION(S)               TERM OF OFFICE                                    IN FUND COMPLEX
NAME, AGE AND ADDRESS        HELD WITH TRUST           AND LENGTH OF TIME SERVED                       OVERSEEN BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
ARTHUR D. ALLY*              Chairman and President    Indefinite; Trustee and President since 1994            11
1304 W Fairbanks Avenue
Winter Park, FL              ----------------------------------------------------------------------------------------------
                                                                                                       OTHER DIRECTORSHIPS
Born: 1942                   PRINCIPAL OCCUPATION DURING PAST 5 YEARS                                    HELD BY TRUSTEE
                             ----------------------------------------------------------------------------------------------
                             President and controlling shareholder of Covenant Funds, Inc. ("CFI"),           None
                             a holding company. President and general partner of Timothy Partners,
                             Ltd. ("TPL"), the investment adviser and principal underwriter to each
                             Fund. CFI is also the managing general partner of TPL.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF PORTFOLIOS
                             POSITION(S)               TERM OF OFFICE                                    IN FUND COMPLEX
NAME, AGE AND ADDRESS        HELD WITH TRUST           AND LENGTH OF TIME SERVED                       OVERSEEN BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
JOSEPH E. BOATWRIGHT**       Trustee, Secretary        Indefinite; Trustee and Secretary since 1995            11
1410 Hyde Park Drive
Winter Park, FL              ----------------------------------------------------------------------------------------------
                                                                                                       OTHER DIRECTORSHIPS
Born: 1930                   PRINCIPAL OCCUPATION DURING PAST 5 YEARS                                    HELD BY TRUSTEE
                             ----------------------------------------------------------------------------------------------
                             Retired Minister. Currently serves as a consultant to the Greater                None
                             Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist
                             Church from 1970-1996.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF PORTFOLIOS
                             POSITION(S)               TERM OF OFFICE                                    IN FUND COMPLEX
NAME, AGE AND ADDRESS        HELD WITH TRUST           AND LENGTH OF TIME SERVED                       OVERSEEN BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
JOCK M. SNEDDON**            Trustee                   Indefinite; Trustee since 1997                          11
6001 Vineland Drive
Orlando, FL                  ----------------------------------------------------------------------------------------------
                                                                                                       OTHER DIRECTORSHIPS
                             PRINCIPAL OCCUPATION DURING PAST 5 YEARS                                    HELD BY TRUSTEE
                             ----------------------------------------------------------------------------------------------
                             Physician, Florida Hospital Centra Care.                                         None
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF PORTFOLIOS
                             POSITION(S)               TERM OF OFFICE                                    IN FUND COMPLEX
NAME, AGE AND ADDRESS        HELD WITH TRUST           AND LENGTH OF TIME SERVED                       OVERSEEN BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
MATHEW D. STAVER**           Trustee                   Indefinite; Trustee since 2000                          11
210 East Palmetto Avenue
Longwood, FL 32750           ----------------------------------------------------------------------------------------------
                                                                                                       OTHER DIRECTORSHIPS
Born: 1956                   PRINCIPAL OCCUPATION DURING PAST 5 YEARS                                    HELD BY TRUSTEE
                             ----------------------------------------------------------------------------------------------
                             Attorney specializing in free speech, appellate practice and religious           None
                             liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.
---------------------------------------------------------------------------------------------------------------------------

* Mr. Ally is an "interested" Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.

** Messrs. Boatwright, Sneddon and Staver are "interested" Trustees, as that term is defined in the 1940 Act, because each has a limited partnership interest in TPL.

INDEPENDENT TRUSTEES

---------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF PORTFOLIOS
                             POSITION(S)               TERM OF OFFICE                                    IN FUND COMPLEX
NAME, AGE AND ADDRESS        HELD WITH TRUST           AND LENGTH OF TIME SERVED                       OVERSEEN BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
BILL DODSON                  Trustee                   Indefinite; Trustee since 2001                          11
7120 N Whitney Avenue
Fresno, CA 93720             ----------------------------------------------------------------------------------------------
                                                                                                       OTHER DIRECTORSHIPS
Born: 1960                   PRINCIPAL OCCUPATION DURING PAST 5 YEARS                                    HELD BY TRUSTEE
                             ----------------------------------------------------------------------------------------------
                             Vice President - Sales, CPCF, Inc. a registered broker-dealer and a              None
                             subsidiary of the California Baptist Foundation and the California
                             Southern Baptist Convention. Mr. Dodson is a General Securities
                             Principal (Series 24) and licensed minister. Mr. Dodson has previous experience as a General Securities Representative (Series 7) with two national brokerage firms.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF PORTFOLIOS
                             POSITION(S)               TERM OF OFFICE                                    IN FUND COMPLEX
NAME, AGE AND ADDRESS        HELD WITH TRUST           AND LENGTH OF TIME SERVED                       OVERSEEN BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
W. THOMAS FYLER, JR.         Trustee                   Indefinite; Trustee since 1998                          11
640 Ft. Washington Avenue
Suite 6C                     ----------------------------------------------------------------------------------------------
New York, NY 10040                                                                                     OTHER DIRECTORSHIPS
                             PRINCIPAL OCCUPATION DURING PAST 5 YEARS                                    HELD BY TRUSTEE
Born: 1957                   ----------------------------------------------------------------------------------------------
                             President, controlling shareholder of W.T. Fyler, Jr./Ephesus, Inc., a           None
                             New York State registered investment advisory firm. Founding member of the National Association of Christian Financial Consultants.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF PORTFOLIOS
                             POSITION(S)               TERM OF OFFICE                                    IN FUND COMPLEX
NAME, AGE AND ADDRESS        HELD WITH TRUST           AND LENGTH OF TIME SERVED                       OVERSEEN BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
MARK A. MINNELLA             Trustee                   Indefinite; Trustee since 2000                          11
1215 Fern Ridge Parkway
Suite 110                    ----------------------------------------------------------------------------------------------
Creve Coeur, MO 63141                                                                                  OTHER DIRECTORSHIPS
                             PRINCIPAL OCCUPATION DURING PAST 5 YEARS                                    HELD BY TRUSTEE
Born: 1955                   ----------------------------------------------------------------------------------------------
                             Principal and co-founder of Integrity Investors, LLC., a registered              None
                             investment advisory firm. Co-founder, President and director of the
                             National Association of Christian Financial Consultants. Mr. Minnella
                             is a Registered Investment Principal (NASD Series 24), and a
                             registered investment adviser (NASD Series 65).
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF PORTFOLIOS
                             POSITION(S)               TERM OF OFFICE                                    IN FUND COMPLEX
NAME, AGE AND ADDRESS        HELD WITH TRUST           AND LENGTH OF TIME SERVED                       OVERSEEN BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
CHARLES E. NELSON            Trustee                   Indefinite; Trustee since 2000                          11
1145 Cross Creek Circle
Altamonte Springs, FL        ----------------------------------------------------------------------------------------------
                                                                                                       OTHER DIRECTORSHIPS
Born: 1934                   PRINCIPAL OCCUPATION DURING PAST 5 YEARS                                    HELD BY TRUSTEE
                             ----------------------------------------------------------------------------------------------
                             Certified Public Accountant. Director of Operations, National Multiple           None
                             Sclerosis Society Mid Florida Chapter. Formerly Director of Finance,
                             Hospice of the Comforter, Inc. Formerly Comptroller, Florida United
                             Methodist Children's Home, Inc. Formerly Credit Specialist with the
                             Resolution Trust Corporation and Senior Executive Vice President,
                             Barnett Bank of Central Florida, N.A. Formerly managing partner,
                             Arthur Andersen, CPA firm, Orlando, Florida branch.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF PORTFOLIOS
                             POSITION(S)               TERM OF OFFICE                                    IN FUND COMPLEX
NAME, AGE AND ADDRESS        HELD WITH TRUST           AND LENGTH OF TIME SERVED                       OVERSEEN BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
WESLEY W. PENNINGTON         Trustee, Treasurer        Indefinite; Trustee and Treasurer since 1994            11
442 Raymond Avenue
Longwood, FL                 ----------------------------------------------------------------------------------------------
                                                                                                       OTHER DIRECTORSHIPS
Born: 1930                   PRINCIPAL OCCUPATION DURING PAST 5 YEARS                                    HELD BY TRUSTEE
                             ----------------------------------------------------------------------------------------------
                             Retired Air Force Officer. Past President, Westwind Holdings, Inc., a            None
                             development company, since 1997. Past President and controlling shareholder, Weston, Inc., a fabric treatment company, form 1979-1997.
                             President, Designer Services Group 1980-1988.
---------------------------------------------------------------------------------------------------------------------------

The officers conduct and supervise the daily business operations of the Funds, while the Trustees, in addition to functions set forth under "Investment
Adviser," "Investment Manager," and "Underwriter," review such actions and decide on general policy. Compensation to officers and Trustees of the Funds who are affiliated with TPL is paid by TPL, and not by the Fund. For the fiscal year ended December 31, 2002, the Timothy Plan Funds did not pay compensation to any of its Trustees.

The Trust has an Audit Committee composed of the following independent Trustees:
Messrs. Pennington, Fyler, Nelson, Minnella, and Dodson. Pursuant to Section 407 of the Sarbanes-Oxley Act of 2002, Messrs. Nelson and Dodson serve on the audit committee in the capacity of financial experts as defined in the Act. The Audit Committee met one time during the fiscal year ended December 31, 2002. The function of the Audit Committee is to oversee the Trust's accounting and financial reporting policies, practices and internal controls.

The following table sets forth information about the Trustees and the dollar range of shares of the Timothy Plan Family of Funds owned by each Trustee:

--------------------------------------------------------------------------------
                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                                SECURITIES IN ALL FUNDS OVERSEEN
                       DOLLAR RANGE OF EQUITY   BY DIRECTOR IN THE TIMOTHY PLAN
NAME OF PERSON         SECURITIES EACH FUND            FAMILY OF FUNDS
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------
Arthur D. Ally                 None                      $1 - $10,000
--------------------------------------------------------------------------------
Joseph E. Boatwright           None                     Over $100,000
--------------------------------------------------------------------------------
Jock M. Sneddon                None                     Over $100,000
--------------------------------------------------------------------------------
Mathew D. Staver               None                $50,001 - $100,000
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
William Dodson                 None                              None
--------------------------------------------------------------------------------
W. Thomas Fyler, Jr.           None                              None
--------------------------------------------------------------------------------
Mark A. Minnella               None                      $1 - $10,000
--------------------------------------------------------------------------------
Charles E. Nelson              None                              None
--------------------------------------------------------------------------------
Wesley W. Pennington           None                 $10,001 - $50,000
--------------------------------------------------------------------------------

Trustees, for their services to the Fund, may purchase class A shares at Net Asset Value; commissions normally charged on A share purchases are waived.

No compensation was paid by the Trust to any Trustee during the past calendar year, as set forth in the table below.

------------------------------------------------------------------------------------------------------------------------
                                    AGGREGATE       PENSION OR RETIREMENT     ESTIMATED          TOTAL COMPENSATION FROM
                                    COMPENSATION    BENEFITS ACCRUED AS       ANNUAL BENEFITS    FUND AND FUND COMPLEX
NAME OF PERSON, POSITION            FROM FUNDS      PART OF FUNDS EXPENSES    UPON RETIREMENT    PAID TO DIRECTORS
------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------
Arthur D. Ally, Chairman            0               0                         0                  0
------------------------------------------------------------------------------------------------------------------------
Joseph E. Boatwright, Secretary     0               0                         0                  0
------------------------------------------------------------------------------------------------------------------------
Jock M. Sneddon, Trustee            0               0                         0                  0
------------------------------------------------------------------------------------------------------------------------
Mathew D. Staver, Trustee           0               0                         0                  0
------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
William Dodson, Trustee             0               0                         0                  0
------------------------------------------------------------------------------------------------------------------------
W. Thomas Fyler, Jr., Trustee       0               0                         0                  0
------------------------------------------------------------------------------------------------------------------------
Mark A. Minnella, Trustee           0               0                         0                  0
------------------------------------------------------------------------------------------------------------------------
Charles E. Nelson, Trustee          0               0                         0                  0
------------------------------------------------------------------------------------------------------------------------
Wesley W. Pennington, Trustee       0               0                         0                  0
------------------------------------------------------------------------------------------------------------------------

DISTRIBUTION PLANS

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Plans") for each Class offered by a Fund (other than the Money Market Fund and the Small-Cap Variable Series) whereby the Fund may pay up to a maximum of 0.25% for Class A shares, and up to a maximum of 1.00% for Class B and Class C shares (of which, up to 0.25% may be service fees to be paid by each respective class of shares to TPL, dealers and others, for providing personal service and/or maintaining shareholder accounts) per annum of its average daily net assets for expenses incurred by the Underwriter in the distribution of the Timothy Plan Funds' shares. The fees are paid on a monthly basis, based on a Fund's average daily net assets attributable to such class of shares.

Pursuant to the Plans, TPL, as underwriter, is paid a fee each month (up to the maximum of 0.25% for Class A shares and 1.00% for Class B and Class C shares per annum of average net assets of each Timothy Plan Fund) for expenses incurred in the distribution and promotion of the shares, including but not limited to, printing of prospectuses and reports used for sales purposes, preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with the underwriter. Any expense of distribution in excess of 0.25% for Class A shares or 1.00% for Class B or Class C shares per annum will be borne by TPL without any additional payments by the Traditional Funds. You should be aware that it is possible that Plan accruals will exceed the actual expenditures by TPL for eligible services. Accordingly, such fees are not strictly tied to the provision of such services.

Class A shares of the Asset Allocation Funds have adopted a Rule 12b-1 Plan that permits the Funds to pay a 12b-1 service fee of up to 0.25% of the net assets of the Class A shares. Class B shares and Class C shares of the Asset Allocation Funds have each adopted a Rule 12b-1 Plan that permits the Funds to pay 12b-1 distribution and service fees of up to 1.00% of the net assets of the Class B or Class C shares. The Asset Allocation Funds invest in Class A shares of the Traditional Funds at net asset value, which Class A shares have adopted a Rule 12b-1 Plan that permits the Traditional Funds to pay a 12b-1 service fee of up to 0.25% of the net assets of the Class A shares.

TPL, as principal underwriter, pays an annual fee of 0.75% to brokers of record who sell Class A or Class B shares of the Asset Allocation Funds. Of this fee paid to brokers, 0.50% is paid for distribution and shareholder services provided by the broker pursuant to the 12b-1 plans described above, and the remaining 0.25% is paid for sub-accounting and administrative services provided by the brokers.

For the fiscal year ended December 31, 2002*, TPL was compensated for distribution-related expenses by the Funds as follows:

--------------------------------------------------------------------------------
NAME OF FUND                                           CLASS A        CLASS B(1)
--------------------------------------------------------------------------------
SMALL-CAP VALUE FUND                                  $ 57,686         $166,864
--------------------------------------------------------------------------------
LARGE/MID-CAP VALUE FUND                              $ 40,761         $ 37,845
--------------------------------------------------------------------------------
FIXED-INCOME FUND                                     $ 19,245         $ 17,888
--------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUND                                $ 10,498         $  4,516
--------------------------------------------------------------------------------
LARGE/MID-CAP GROWTH FUND                             $ 28,153         $ 10,728
--------------------------------------------------------------------------------
STRATEGIC GROWTH FUND                                 $ 15,932         $126,579
--------------------------------------------------------------------------------
CONSERVATIVE GROWTH FUND                              $ 20,620         $ 97,284
--------------------------------------------------------------------------------

*    Class C shares were not offered prior to December 31, 2002
(1)  Includes .25% service fee.

The Plans also provide that to the extent that the Funds, TPL, the investment managers, or other parties on behalf of the Funds, TPL, or the investment managers make payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the Funds within the context of Rule 12b-1, such payments shall be deemed to be made pursuant to the Plans.

The Board of Trustees has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Funds to have moneys available for the direct distribution activities of TPL in promoting the sale of the Funds' shares, and to avoid any uncertainties as to whether other payments constitute distribution expenses on behalf of the Funds. The Trustees, including the non-interested Trustees, have concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders.

The Plans have been approved by the Board of Trustees, including all of the Trustees who are non-interested persons as defined in the 1940 Act. The Plans must be renewed annually by the Board of Trustees, including a majority of the Trustees who are non-interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plans. The votes must be cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be done by the non-interested Trustees. The Plans and any related agreements may be terminated at any time, without any penalty: 1) by vote of a majority of the non-interested Trustees on not more than 60 days' written notice, 2) by the Underwriter on not more than 60 days' written notice, 3) by vote of a majority of a Fund's outstanding shares, on 60 days' written notice, and 4) automatically by any act that terminates the Underwriting Agreement with TPL. TPL or any dealer or other firm may also terminate their respective agreements at any time upon written notice.

The Plans and any related agreement may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of a Fund's outstanding shares, and all material amendments to the Plans or any related agreements shall be approved by a vote of the non-interested Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

TPL is required to report in writing to the Board of Trustees of the Funds, at least quarterly, on the amounts and purpose of any payment made under the Plans, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plans should be continued.

TAXATION

The Timothy Plan Funds intend to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

In order to so qualify, a Fund must, among other things (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividends, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which a Fund controls and which are engaged in the same, similar or related trades and businesses.

To the extent each Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received.

If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

Shareholders will be subject to federal income taxes on distributions made by a Fund whether received in cash or additional shares of the Fund. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. A redemption of a Fund's shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any sales charge paid on Class A shares). An exchange of shares of any Fund for shares of another Fund generally will have similar tax consequences. However, special rules apply when a shareholder disposes of Class A shares of a Fund through a redemption or exchange within 90 days after purchase thereof and subsequently reacquires Class A shares of that Fund or of another Timothy Plan Fund without paying a sales charge due to the 90-day reinstatement or exchange privileges. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the basis of the shares subsequently acquired. In addition, if shares of a Fund are purchased (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. Dividends eligible for designation under the dividends received deduction and paid by a Fund may qualify in part for the 70% dividends received deduction for corporations provided, however, that those shares have been held for at least 45 days.

The Trust will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which may qualify for the 70% deduction.

By law, each Fund must withhold a percentage (30% during calendar year 2003) of your taxable distributions and proceeds ("backup withholding") if you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the Fund to do so. The withholding provision generally does not apply to nonresident aliens. Ordinarily, distributions and redemption proceeds earned by a Fund's Shareholders are not subject to withholding of federal income tax. However, if a shareholder fails to furnish a tax identification number or social security number, or certify under penalties of perjury that such number is correct, the Fund may required to withhold federal income tax from all dividend, capital gain and/or redemption payments to such shareholder. Dividends and capital gain distributions may also be subject to back-up withholding if a shareholder fails to certify under penalties of perjury that such shareholder is not subject to back withholding due to the underreporting of certain income. These certifications are contained in the purchase application enclosed with the Prospectus.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively.

Each class of shares of the Timothy Plan Funds will share proportionately in the investment income and expenses of that Fund, except that each class will incur different distribution expenses.

Dividends and distributions also may be subject to state and local taxes.

Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local taxes.

GENERAL INFORMATION

AUDITS AND REPORTS
The accounts of the Trust are audited each year by Tait, Weller & Baker of Philadelphia, PA, independent certified public accountants whose selection must be ratified annually by the Board of Trustees.

Shareholders receive semi-annual and annual reports of the Funds, including the annual audited financial statements and a list of securities owned.

MISCELLANEOUS
As of March 31, 2003, the following persons owned 5% or more of a Class of shares of a Fund or of the total outstanding shares of a Fund.

HOLDERS OF MORE THAN 5% OF EACH FUND'S SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           SHARE
                                                 NAME OF FUND IN                           CLASS          NUMBER OF   % OWNERSHIP OF
NAME OF SHAREHOLDER                              WHICH SHARES HELD                         OWNED        SHARES OWNED    SHARE CLASS
------------------------------------------------------------------------------------------------------------------------------------
ANNUITY INVESTORS LIFE, FBO ANNUITY INVESTORS    Timothy Plan Small-Cap Variable Series    No-Load       417,357.5680      100.00%
Cincinnati, OH
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL FINANCIAL SERVICES COMPANY              Timothy Plan Large/Mid Cap Growth Fund    Class A     2,021,219.8290       78.73%
New York, NY
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL FINANCIAL SERVICES COMPANY              Timothy Plan Aggressive Growth Fund       Class A       796,862.1750       72.37%
New York, NY
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL FINANCIAL SERVICES COMPANY              Timothy Plan Large/Mid-Cap Value Fund     Class A     1,168,664.0990       59.51%
New York, NY
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL FINANCIAL SERVICES COMPANY              Timothy Plan Fixed Income Fund            Class A       529,655.4850       48.60%
New York, NY
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL FINANCIAL SERVICES COMPANY              Timothy Plan Small-Cap Value Fund         Class A       719,292.0740       34.44%
New York, NY
------------------------------------------------------------------------------------------------------------------------------------
JEREMIAH J. RODELL                               Timothy Plan Money Market Fund            No-Load       313,191.8100        7.92%
Lancaster, PA
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL FINANCIAL SERVICES COMPANY              Timothy Plan Fixed Income Fund            Class B        23,449.4080        6.06%
New York, NY
------------------------------------------------------------------------------------------------------------------------------------
MINOGUE/NFSA                                     Timothy Plan Fixed Income Fund            Class B        21,313.0690        5.50%
New York, NY
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL FINANCIAL SERVICES COMPANY              Timothy Plan Aggressive Growth Fund       Class B         7,066.5260        5.42%
New York, NY
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM F. ASBECK                                Timothy Plan Money Market Fund            No-Load       203,937.4000        5.16%
Middleport, OH
------------------------------------------------------------------------------------------------------------------------------------

For the purposes of ownership, "control" means the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A controlling ownership may be detrimental to the other shareholders of the company.

PERFORMANCE

Performance information for the shares of the Timothy Plan Funds will vary due to the effect of expense ratios on the performance calculations.

Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Yield is the ratio of income per share derived from a Fund's investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, a Fund may include their distribution rates in advertisements. The distribution rate is the amount of distributions per share made by a Fund over a 12-month period divided by the current maximum offering price.

U.S. Securities and Exchange Commission ("Commission") rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the Commission. Current yield and total return quotations used by a Fund are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used by the Funds to compute or express performance follows.

As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten-year period and assumes the deduction of all applicable charges and fees. According to the Commission formula:

                    P(1+T)^n = ERV

Where:          P = a hypothetical initial payment of $1,000.
                T = average annual total return.
                N = number of years.
              ERV = ending  redeemable  value of a  hypothetical  $1,000 payment made at the beginning of the one, five or ten-year periods, determined at the end of the one, five or ten-year periods (or fractional portion thereof).

The advertised after-tax returns for a class of a fund are calculated by equaling an initial amount invested in a class of a fund to the ending value, according to the following formulas :

After taxes on
Distributions:      P(1+T)^n = ATVD

After Taxes on
Distributions
and Redemption:     P(1+T)^n - ATVDR

Where           P = a hypothetical initial payment of $1000
                T = average annual return (after taxes on distributions or after taxes on distributions and redemptions as applicable
                n = number of years
             ATVD = ending  value of a  hypothetical  $1000  payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on redemption.
            ATVDR = ending  value of a  hypothetical  $1000  payment made at the beginning of the 1-, 5-, 10-year periods at the end of the 1-, 5-, 10--year periods (or financial portion) after taxes on fund distributions and redemption.

Based on these formulas, annualized total returns were as follows for the periods and Funds indicated:

----------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL RETURNS
                                                                 (AS OF 12/31/2002)
----------------------------------------------------------------------------------------------------------
                                                                                     SINCE       INCEPTION
                                           1-YEAR     3-YEAR    5-YEAR    10-YEAR  INCEPTION        DATE
----------------------------------------------------------------------------------------------------------
TIMOTHY AGGRESSIVE GROWTH - CLASS A
----------------------------------------------------------------------------------------------------------
   Pre-Tax                                 -31.01%      N/A       N/A       N/A      -29.56%     Oct 5, 00
----------------------------------------------------------------------------------------------------------
   Pre-Liquidation After-Tax               -34.76%      N/A       N/A       N/A      -31.34%     Oct 5, 00
----------------------------------------------------------------------------------------------------------
   Post-Liquidation After-Tax              -21.17%      N/A       N/A       N/A      -23.76%     Oct 5, 00
----------------------------------------------------------------------------------------------------------
TIMOTHY AGGRESSIVE GROWTH - CLASS B
----------------------------------------------------------------------------------------------------------
   Pre-Tax                                 -31.71%      N/A       N/A       N/A      -30.24%     Oct 9, 00
----------------------------------------------------------------------------------------------------------
   Pre-Liquidation After-Tax               -31.71%      N/A       N/A       N/A      -30.27%     Oct 9, 00
----------------------------------------------------------------------------------------------------------
   Post-Liquidation After-Tax              -23.34%      N/A       N/A       N/A      -24.06%     Oct 9, 00
----------------------------------------------------------------------------------------------------------
TIMOTHY CONSERVATIVE GROWTH - CLASS A
----------------------------------------------------------------------------------------------------------
   Pre-Tax                                 -13.03%      N/A       N/A       N/A       -8.43%     Oct 5, 00
----------------------------------------------------------------------------------------------------------
   Pre-Liquidation After-Tax               -17.84%      N/A       N/A       N/A      -10.73%     Oct 5, 00
----------------------------------------------------------------------------------------------------------
   Post-Liquidation After-Tax              -10.86%      N/A       N/A       N/A       -8.45%     Oct 5, 00
----------------------------------------------------------------------------------------------------------
TIMOTHY CONSERVATIVE GROWTH - CLASS B
----------------------------------------------------------------------------------------------------------
   Pre-Tax                                 -13.64%      N/A       N/A       N/A       -9.18%     Oct 9, 00
----------------------------------------------------------------------------------------------------------
   Pre-Liquidation After-Tax               -13.64%      N/A       N/A       N/A       -9.20%     Oct 9, 00
----------------------------------------------------------------------------------------------------------
   Post-Liquidation After-Tax              -12.87%      N/A       N/A       N/A       -8.52%     Oct 9, 00
----------------------------------------------------------------------------------------------------------
TIMOTHY FIXED INCOME - CLASS A
----------------------------------------------------------------------------------------------------------
   Pre-Tax                                 -10.32%    6.22%       N/A       N/A        5.16%    Jul 14, 99
----------------------------------------------------------------------------------------------------------
   Pre-Liquidation After-Tax                 3.64%    2.89%       N/A       N/A        2.19%    Jul 14, 99
----------------------------------------------------------------------------------------------------------
   Post-Liquidation After-Tax                3.26%    2.86%       N/A       N/A        2.26%    Jul 14, 99
----------------------------------------------------------------------------------------------------------
TIMOTHY FIXED INCOME - CLASS B
----------------------------------------------------------------------------------------------------------
   Pre-Tax                                   9.52%    5.21%       N/A       N/A        4.35%     Aug 5, 99
----------------------------------------------------------------------------------------------------------
   Pre-Liquidation After-Tax                 7.73%    3.51%       N/A       N/A        2.71%     Aug 5, 99
----------------------------------------------------------------------------------------------------------
   Post-Liquidation After-Tax                0.48%    2.29%       N/A       N/A        2.07%     Aug 5, 99
----------------------------------------------------------------------------------------------------------
TIMOTHY LG MID CAP GROWTH - CLASS A
----------------------------------------------------------------------------------------------------------
   Pre-Tax                                 -29.40%      N/A       N/A       N/A      -25.69%     Oct 5, 00
----------------------------------------------------------------------------------------------------------
   Pre-Liquidation After-Tax               -33.25%      N/A       N/A       N/A      -27.57%     Oct 5, 00
----------------------------------------------------------------------------------------------------------
   Post-Liquidation After-Tax              -20.25%      N/A       N/A       N/A      -21.08%     Oct 5, 00
----------------------------------------------------------------------------------------------------------
TIMOTHY LG MID CAP GROWTH - CLASS B
----------------------------------------------------------------------------------------------------------
   Pre-Tax                                 -29.92%      N/A       N/A       N/A      -26.32%     Oct 9, 00
----------------------------------------------------------------------------------------------------------
   Pre-Liquidation After-Tax               -29.92%      N/A       N/A       N/A      -26.35%     Oct 9, 00
----------------------------------------------------------------------------------------------------------
   Post-Liquidation After-Tax              -22.31%      N/A       N/A       N/A      -21.29%     Oct 9, 00
----------------------------------------------------------------------------------------------------------
TIMOTHY LG MID CAP VALUE - CLASS A
----------------------------------------------------------------------------------------------------------
   Pre-Tax                                 -15.88%   -1.76%       N/A       N/A       -2.32%    Jul 14, 99
----------------------------------------------------------------------------------------------------------
   Pre-Liquidation After-Tax               -20.51%   -3.65%       N/A       N/A       -4.00%    Jul 14, 99
----------------------------------------------------------------------------------------------------------
   Post-Liquidation After-Tax              -12.49%   -2.11%       N/A       N/A       -3.12%    Jul 14, 99
----------------------------------------------------------------------------------------------------------
TIMOTHY LG MID CAP VALUE - CLASS B
----------------------------------------------------------------------------------------------------------
   Pre-Tax                                 -16.48%   -1.90%       N/A       N/A       -3.38%    Jul 15, 99
----------------------------------------------------------------------------------------------------------
   Pre-Liquidation After-Tax               -16.48%   -1.97%       N/A       N/A       -3.49%    Jul 15, 99
----------------------------------------------------------------------------------------------------------
   Post-Liquidation After-Tax              -14.53%   -2.11%       N/A       N/A       -3.28%    Jul 15, 99
----------------------------------------------------------------------------------------------------------
TIMOTHY PLAN ANNUITY SHARES CLASS A
----------------------------------------------------------------------------------------------------------
   Pre-Tax                                 -17.38%   -0.13%       N/A       N/A        4.68%    May 28, 98
----------------------------------------------------------------------------------------------------------
   Pre-Liquidation After-Tax               -17.63%   -1.23%       N/A       N/A        3.93%    May 28, 98
----------------------------------------------------------------------------------------------------------
   Post-Liquidation After-Tax              -10.59%    0.75%       N/A       N/A        3.73%    May 28, 98
----------------------------------------------------------------------------------------------------------
TIMOTHY SMALL CAP VALUE - CLASS A
----------------------------------------------------------------------------------------------------------
   Pre-Tax                                 -19.25%   -0.50%    -0.15%       N/A        4.09%    Mar 24, 94
----------------------------------------------------------------------------------------------------------
   Pre-Liquidation After-Tax               -23.69%   -2.88%    -1.62%       N/A        2.81%    Mar 24, 94
----------------------------------------------------------------------------------------------------------
   Post-Liquidation After-Tax              -14.41%   -0.86%    -0.40%       N/A        2.74%    Mar 24, 94
----------------------------------------------------------------------------------------------------------
TIMOTHY SMALL CAP VALUE - CLASS B
----------------------------------------------------------------------------------------------------------
   Pre-Tax                                 -19.85%   -1.13%    -0.96%       N/A        3.41%    Aug 25, 95
----------------------------------------------------------------------------------------------------------
   Pre-Liquidation After-Tax               -19.86%   -1.66%    -1.30%       N/A        2.66%    Aug 25, 95
----------------------------------------------------------------------------------------------------------
   Post-Liquidation After-Tax              -16.48%   -1.11%    -0.41%       N/A        2.69%    Aug 25, 95
----------------------------------------------------------------------------------------------------------
TIMOTHY STRATEGIC GROWTH - CLASS A
----------------------------------------------------------------------------------------------------------
   Pre-Tax                                 -25.26%      N/A       N/A       N/A      -18.40%     Oct 5, 00
----------------------------------------------------------------------------------------------------------
   Pre-Liquidation After-Tax               -29.43%      N/A       N/A       N/A      -20.46%     Oct 5, 00
----------------------------------------------------------------------------------------------------------
   Post-Liquidation After-Tax              -17.92%      N/A       N/A       N/A      -15.86%     Oct 5, 00
----------------------------------------------------------------------------------------------------------
TIMOTHY STRATEGIC GROWTH - CLASS B
----------------------------------------------------------------------------------------------------------
   Pre-Tax                                 -25.77%      N/A       N/A       N/A      -18.94%     Oct 9, 00
----------------------------------------------------------------------------------------------------------
   Pre-Liquidation After-Tax               -25.77%      N/A       N/A       N/A      -18.98%     Oct 9, 00
----------------------------------------------------------------------------------------------------------
   Post-Liquidation After-Tax              -19.96%      N/A       N/A       N/A      -15.91%     Oct 9, 00
----------------------------------------------------------------------------------------------------------
TIMOTHY MONEY MARKET SHARES CLASS A
----------------------------------------------------------------------------------------------------------
   Pre-Tax                                   0.80%    3.14%       N/A       N/A        3.20%    Jun 30, 99
----------------------------------------------------------------------------------------------------------
   Pre-Liquidation After-Tax                 0.49%    1.90%       N/A       N/A        1.93%    Jun 30, 99
----------------------------------------------------------------------------------------------------------
   Post-Liquidation After-Tax                0.49%    1.90%       N/A       N/A        1.93%    Jun 30, 99
----------------------------------------------------------------------------------------------------------

A fund's "yield" is determined in accordance with the method defined by the Securities and Exchange Commission. A yield quotation is based on a 30 day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                    Yield = 2[(a-b/cd+1)^6 - 1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
                d = the maximum  offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income recognized by accruing 1/360 of the stated dividend rate of the security each day that a fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivable-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

COMPARISONS AND ADVERTISEMENTS

To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding the Fund may discuss total return for the Fund as reported by various financial publications. Advertisements may also compare total return to total return as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

          LIPPER MUTUAL FUND PERFORMANCE ANALYSIS;
          LIPPER MUTUAL FUND INDICES;
          CDA WEISENBERGER; and
          MORNINGSTAR

From time to time, a Fund may also include in sales literature and advertising (including press releases) TPL comments on current news items, organizations which violate the Funds' philosophy (and are screened out as unacceptable portfolio holdings), channels of distribution and organizations which endorse the Funds as consistent with their philosophy of investment.

FINANCIAL STATEMENTS

The Trust's financial statements, including the notes thereto, dated December 31, 2002, which have been audited by Tait, Weller & Baker, are incorporated by reference from the Timothy Plan's 2002 Annual Report to Shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees of the Trust has approved proxy voting procedures for the Trust. These procedures set forth guidelines and procedures for the voting of proxies relating to securities held by the Funds. Records of the Funds' proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Copies of the proxy voting procedures have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The procedures are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section, Washington, DC 20549-0102. A copy will also be sent to you, free of charge, at your request by writing to The Timothy Plan, c/o Citco-Quaker Fund Services, Inc., 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482, or by calling 1-866-207-5175. Your requested document(s) will be sent to you within three days of your request. A copy of the Trust's Proxy Voting Procedures is also attached to this SAI as Appendix 1.

                                    APENDIX 1

                               PROXY VOTING POLICY
                               -------------------

                                     PREFACE

     Timothy Partners, Ltd. ("Advisor") is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940, as amended ("Advisers Act"). Pursuant to an advisory agreement between Advisor and The Timothy Plan (the "Trust"), Advisor manages the assets of the Timothy Plan Funds (the "Funds"). As the investment adviser to the Funds, Advisor is responsible for voting all proxies related to securities held in the Funds' investment portfolios. Because the Fund sub-advisors, under the close scrutiny of the Advisor, perform economic and management analyses of the companies in which the Funds are invested, Advisor looks to the Fund sub-advisors to vote proxies, and each sub-advisors' proxy policies and procedures are incorporated herein by specific reference.

Advisor, consistent with its fiduciary duties and pursuant to Rule 206(4)-6 under the Advisers Act, has designed this proxy voting policy (the "Policy") to reflect its commitment to vote all proxies, when called upon to vote by a sub-advisor who perceives a potential conflict or for any other reason, in a manner consistent with the best interests of the Funds' shareholders. Sub-advisors, and Advisor, consistent with their duty of care, will monitor corporate actions for those issuers whose securities are called upon to vote. Consistent with its duty of loyalty, Advisor will, in all cases, vote, or cause sub-advisors to vote, to promote the Funds' shareholders' best interests. In determining how to vote proxies, Advisor and sub-advisors shall initially review each Proxy subject to perform an analysis of the impact each issue may have pursuant to the moral considerations set forth in the Prospectus, and shall vote in a manner not inconsistent with those moral considerations. Further, Advisor and sub-advisors will not subordinate the economic interest of the Funds' shareholders to their own interests or to that of any other entity or interested party.

                             KEY PROXY VOTING ISSUES

     All votes shall initially be reviewed subject to an analysis of the impact each issue may have pursuant to the moral considerations set forth in the Prospectus. Subsequent to the moral analysis, all votes shall be on a company-by-company basis, and each issue shall be considered in the context of the company under review, and the various economic impacts such issues may have on the Funds' stated investment objectives. Advisor will give great weight to the views of management if and only if the issues involved will not have a negative impact on Funds' shareholder values. In all other cases, Advisor will engage in an independent analysis of the impact that the proposed action will have on shareholder values.

1.   Board of Directors
     ------------------

     Electing directors is one of the most important rights of stock ownership that company shareholders can exercise. Advisor believes that company directors should act in the long-term interests of the company's shareholders and the company as a whole. Generally, subsequent to the moral considerations addressed above, when called upon by a sub-advisor to vote, Advisor will vote in favor of director nominees that have expressed and/or demonstrated a commitment to the interest of the company's shareholders. Advisor will consider the following factors in deciding how to vote proxies relating to director elections:

o In re-electing incumbent directors, the long-term performance of the company relative to its peers - Advisor will not vote to re-elect a board if the company has had consistent poor performance relative to its peers in the industry, unless the board has taken or is attempting to take steps to improve the company's performance.

o Whether the slate of director nominees promotes a majority of independent directors on the full board - Advisor believes that it is in the best interest of all company shareholders to have, as a majority, directors that are independent of management.

o A director nominee's attendance at less than 75% of required meetings - frequent non-attendance at board meetings will be grounds for voting against re-election.

o Existence of any prior SEC violations and/or other criminal offenses - Advisor will not vote in favor of a director nominee who, to Advisor's actual knowledge, is the subject of SEC or other criminal enforcement actions.

Advisor believes that it is in the shareholders' best interests to have bright and experienced directors serving on a company's board. To this end, Advisor believes that companies should be allowed to establish director compensation packages that attract and retain desirable directors. Advisor will consider whether proposals relating to director compensation are reasonable in relation to the company's performance and resources. Advisor will vote in favor of proposals that seek to impose reasonable limits on director compensation.

     In all other issues that may arise relating to the board of directors, Advisor will vote against all proposals that benefit directors at the expense of shareholders, and in favor of all proposals that do not unreasonably abrogate the rights of shareholders. As previously stated, each issue will be analyzed on an issue-by-issue basis.

2.   Corporate Governance
     --------------------

     Corporate governance issues may include, but are not limited to, the following: (i) corporate defenses, (ii) corporate restructuring proposals, (iii) proposals affecting the capital structure of a company, (iv) proposals regarding executive compensation, or (v) proposals regarding the independent auditors of the company. When called upon by a sub-advisor to vote:

     i. CORPORATE DEFENSES. Although Advisor will review each proposal on a case-by-case basis, Advisor will generally vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or (d) allow management to increase or decrease the size of the board at its own discretion. Advisor will only vote in favor of those proposals that do not unreasonably discriminate against a majority of shareholders, or greatly alter the balance of power between shareholders, on one side, and management and the board, on the other.

     ii. CORPORATE RESTRUCTURING. These may include mergers and acquisitions, spin-offs, asset sales, leveraged buy-outs and/or liquidations. In determining the vote on these types of proposals, Advisor will consider the following factors: (a) whether the proposed action represents the best means of enhancing shareholder values, (b) whether the company's long-term prospects will be positively affected by the proposal, (c) how the proposed action will impact corporate governance and/or shareholder rights, (d) how the proposed deal was negotiated, (e) whether all shareholders receive equal/fair treatment under the terms of the proposed action, and/or (f) whether shareholders could realize greater value through alternative means.

     iii. CAPITAL STRUCTURE. Proposals affecting the capital structure of a company may have significant impact on shareholder value, particularly when they involve the issuance of additional stock. As such, Advisor will vote in favor of proposals to increase the authorized or outstanding stock of the company only when management provides persuasive business justification for the increase, such as to fund acquisitions, recapitalization or debt restructuring. Advisor will vote against proposals that unreasonably dilute shareholder value or create classes of stock with unequal voting rights if, over time, such action may lead to a concentration of voting power in the hands of few insiders.

     iv. EXECUTIVE COMPENSATION. Advisor believes executives should be compensated at a reasonable rate and that companies should be free to offer attractive compensation packages that encourage high performance in executives because, over time, it will increase shareholder values. Advisor also believes however, that executive compensation should, to some extent, be tied to the performance of the company. Therefore, Advisor will vote in favor of proposals that provide challenging performance objectives to company executives, and which serve to motivate executives to better performance. Advisor will vote against all proposals that offer unreasonable benefits to executives whose past performance has been less than satisfactory.

          Advisor will vote against shareholder proposals that summarily restrict executive compensation without regard to the company's performance, and in favor of shareholder proposals that seek additional disclosures on executive compensation.

     v. INDEPENDENT AUDITORS. The engagement, retention and termination of a company's independent auditors must be approved by the company's audit committee, which typically includes only those independent directors who are not affiliated with or compensated by the company, except for directors' fees. In reliance on the audit committee's recommendation, Advisor generally will vote to ratify the employment or retention of a company's independent auditors unless Advisor is aware that the auditor is not independent or that the auditor has, in the past, rendered an opinion that was neither accurate nor indicative of the company's financial position.

3.   Shareholder Rights
     ------------------

     State law provides shareholders of a company with various rights, including, but not limited to, cumulative voting, appraisal rights, the ability to call special meetings, the ability to vote by written consent and the ability to amend the charter or bylaws of the company. When called upon by a sub-advisor to vote, Advisor will carefully analyze all proposals relating to shareholder rights and will vote against proposals that seek to eliminate existing shareholder rights or restrict the ability of shareholders to act in a reasonable manner to protect their interest in the company. In all cases, Advisor will vote in favor of proposals that best represent the long-term financial interest of Fund shareholders.

4.   Social and Environmental Issues
     -------------------------------

     When called upon by a sub-advisor to vote, in determining how to vote proxies in this category, Advisor will consider the following factors:

o Whether the proposal creates a stated position that could affect the company's reputation and/or operations, or leave it vulnerable to boycotts and other negative consumer responses;
o The percentage of assets of the company that will be devoted to implementing the proposal;
o Whether the issue is more properly dealt with through other means, such as through governmental action;
o Whether the company has already dealt with the issue in some other appropriate way; and
o    What other companies have done in response to the issue.

While Advisor generally supports shareholder proposals that seek to create good corporate citizenship, Advisor will vote against proposals that would tie up a large percentage of the assets of the company. Advisor believes that such proposals are inconsistent with its duty to seek long-term value for Fund shareholders. Advisor will also evaluate all proposals seeking to bring to an end certain corporate actions to determine whether the proposals adversely affect the ability of the company to remain profitable. Advisor will vote in favor of proposals that enhance or do not negatively impact long-term shareholder values.

                             PROXY VOTING PROCEDURES

1.   The Proxy Voting Officer
     ------------------------

     Advisor hereby appoints Terry Covert as the person responsible for voting all proxies relating to securities held in the Funds' accounts (the "Proxy Voting Officer") when called upon by a sub-advisor to vote. The Proxy Voting Officer shall take all reasonable efforts to monitor corporate actions, obtain all information sufficient to allow an informed vote on the matter, and ensure that all proxy votes are cast in a timely fashion and in a manner consistent with this Policy.

     If, in the Proxy Voting Officer's reasonable belief, it is in the best interest of the Fund shareholders to cast a particular vote in a manner that is contrary to this policy, the Advisor shall submit a request for a waiver to the Board of Trustees of the Trust (the "Board"), stating the facts and reasons for the Proxy Voting Officer's belief. The Proxy Voting Officer shall proceed to vote the proxy in accordance with the decision of the Board.

     In addition, if, in the Proxy Voting Officer's reasonable belief, it is in the best interest of the Fund shareholders to abstain from voting on a particular proxy solicitation, the Proxy Voting Officer shall make a record summarizing the reasons for the Proxy Voting Officer's belief and shall present this summary to the Board along with other reports required in Section 3 below.

2.   Conflict of Interest Transactions
     ---------------------------------

     The Proxy Voting Officer shall submit to the Trust's Board of Trustees all proxies solicitations that, in the Proxy Voting Officer's reasonable belief, present a conflict between the interests of the Fund shareholders on one hand, and those of an Advisor or any of its affiliated persons/entities (each, an "Advisory Entity"). Conflict of interest transactions include, but are not limited to, situations where:

o an Advisory Entity has a business or personal relationship with the participant of a proxy contest such as members of the issuers management or the soliciting shareholder(s);
o an Advisory Entity provides advisory, brokerage, underwriting, insurance or banking or other services to the issuer whose management is soliciting proxies;
o an Advisory Entity has a personal or business relationship with a candidate for directorship; or

o an Advisory Entity manages a pension plan or administers an employee benefit plan, or intends to pursue an opportunity to do so.

In all such cases, the materials submitted to the Board shall include the name of the affiliated party whose interests in the transaction are believed to be contrary to the interests of the Funds, a brief description of the conflict, and any other information in the Proxy Voting Officer's possession that would to enable the Board to make an informed decision on the matter. The Proxy Voting Officer shall vote the proxy in accordance with the direction of the Board.

3.   Report to the Board of Trustees
     -------------------------------

     The Proxy Voting Officer shall, from reports received from sub-advisors and votes cast when called upon by a sub-advisor to vote, compile and present to the Board of Trustees an annual report of all proxy solicitations received by the Funds, including for each proxy solicitation, (i) the name of the issuer, (ii) the exchange ticker symbol for the security, (iii) the CUSIP number, (iv) the shareholder meeting date; (iv) a brief identification of the matter voted on,
(v) whether the matter was proposed by the  management or by a security  holder;
(vi) whether the Proxy Voting Officer cast its vote on the matter and if not, an explanation of why no vote was cast; (vii) how the vote was cast (i.e., for or against the proposal); (viii) whether the vote was cast for or against management; and (ix) whether the vote was consistent with this Policy, and if inconsistent, an explanation of why the vote was cast in such manner. The report shall also include a summary of all transactions which, in the Proxy Voting Officer's reasonable opinion, presented a potential conflict of interest, and a brief explanation of how each conflict was resolved.

4.   Responding to Fund Shareholders' Request for Proxy Voting Disclosure
     --------------------------------------------------------------------

     Consistent with this Policy, Advisors shall submit to Timothy Partners, Ltd. a complete proxy voting record to be filed with the Securities and Exchange Commission on an annual basis for each period ending June 30th on SEC Form N-PX. In addition, the Proxy Voting Officer shall make the Fund's proxy voting record available to any Fund shareholder who may wish to review such record through The Timothy Plan website. The Timothy Plan website shall notify shareholders of the Fund that the Fund's proxy voting record and a copy of this Policy is available, without charge, to the shareholders by calling the Trust's toll-free number as listed in its current prospectus. Timothy Partners shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

                                 RECORD KEEPING

In connection with this Policy, the Proxy Voting Officer, when called upon by a sub-advisor to vote, shall maintain a record of the following:

o copies all proxies solicitations received by the Fund, including a brief summary of the name of the issuer of the portfolio security, the exchange ticker symbol for the security, the CUSIP number, and the shareholder meeting date;
o a reconciliation of the proxy solicitations received and number of shares held by the Fund in the company;
o the analysis undertaken to ensure that the vote cast is consistent with this Policy;
o copies, if any, of all waiver request submitted to the Board and the Board's final determination relating thereto;
o copies, if any, of all documents submitted to the Board relating to conflict of interest transactions and the Board's final determination relating thereto;
o copies of any other documents created or used by the Proxy Voting Officer in determining how to vote the proxy;
o    copies of all votes cast;
o    copies of all quarterly summaries presented to the Board; and
o copies of all shareholder requests for the Fund's proxy voting record and responses thereto.

All records required to be maintained under this Policy shall be maintained in the manner and for such period as is consistent with other records required to be maintained by Advisor pursuant to Rule 204-2 of the Advisers Act. Copies shall be provided to Timothy Partners promptly upon request.

                               PROXY VOTING POLICY
                               -------------------

                                     SUMMARY

Timothy Partners, Ltd. ("Advisor") is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940, as amended ("Advisers Act"). Pursuant to an advisory agreement between Advisor and The Timothy Plan (the "Trust"), Advisor manages the assets of The
Timothy Plan Family of Funds (the "Funds"). As the investment adviser to the Funds, Advisor is responsible for voting all proxies related to securities held in their investment portfolios. With the approval of the Board of Trustees of the Trust (the "Board"), the Advisor has delegated day-to-day money management responsibilities for certain of the Funds to sub-advisors. Because a Fund's sub-advisor, under the close scrutiny of the Advisor, monitors and reviews the companies in which the Fund invests, the Advisor has delegated its authority to vote proxies to the Fund's sub-advisor. Each sub-advisor's proxy voting policies and procedures have been reviewed by the Advisor and the Board.

Advisor, consistent with its fiduciary duties and pursuant to Rule 206(4)-6 under the Advisers Act, will vote, or cause the Funds' sub-advisors to vote, proxies in a manner that promotes the shareholders' best interests. In determining how to vote proxies, Advisor and the sub-advisors shall review each proxy proposal, analyze the impact each proposal may have on the moral considerations set forth in the Funds' Prospectus, and shall vote in a manner not inconsistent with those moral considerations. Advisor and the sub-advisors will not subordinate the economic interests of the Funds' shareholders to their own interests or to that of any other entity or interested party. In the event that a conflict of interest arises between Advisor or a sub-advisor and Fund, a complete description of the conflict will be presented to the Board, and the proxy will be voted as directed by the Board.

A copy of Advisor's Proxy Voting Policies and Procedures may be obtained by calling The Timothy Plan at 1-800-846-7526 or may be viewed on line at www.timothyplan.com. A copy also may be obtained from Fund documents filed with the SEC at its website www.sec.gov. A record of the actual proxy votes cast by each Fund also is available upon request made to The Timothy Plan either by phone or by contacting us on our website.

                           PART C. OTHER INFORMATION

ITEM 23.       EXHIBITS.

a.   ARTICLES OF INCORPORATION - Agreement and Declaration of Trust, filed as an
     Exhibit  to  Registrant's   Post-Effective   Amendment  No.  4,  is  hereby
     incorporated by reference.

b. BY-LAWS - filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

c.   NOT APPLICABLE

d.   INVESTMENT ADVISORY CONTRACTS.

     (1) Registrant's Form of Amendment to the Investment Advisory Agreement dated May 1, 1999 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

     (2) Registrant's Form of Amendment to the Investment Advisory Agreement dated May 1, 1998 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective No. 8, is hereby incorporated by reference.

     (3) Registrant's Amendment dated March 12, 1997 to the Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective No. 6, is hereby incorporated by reference.

     (4) Registrant's Amendment dated August 28, 1995 to the Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (5) Registrant's Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (6) Registrant's Investment Advisory Agreement dated April 27, 2001 with Timothy Partners, Ltd. on behalf of the Strategic Growth Portfolio Variable Series, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13 on May 1, 2001, is hereby incorporated by reference.

     (7) Registrant's Investment Advisory Agreement dated April 27, 2001 with Timothy Partners, Ltd. on behalf of the Conservative Growth Portfolio Variable Series, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13 on May 1, 2001, is hereby incorporated by reference.

     (8) Registrant's Sub-Advisory Agreement dated May 1, 1999 with Timothy Partners, Ltd. and Carr & Associates, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

     (9) Registrant's Sub-Advisory Agreement dated May 1, 1999 with Timothy Partners, Ltd. and Fox Asset Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

     (10) Registrant's Sub-Advisory Agreement dated December 14, 2001 with Timothy Partners Ltd. And Fox Asset Management, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

     (11) Registrant's Form of Amendment to Sub-Investment Advisory Agreement dated May 1, 1998 with Timothy Partners, Ltd. and Awad & Associates, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

     (12) Registrant's Sub-Advisory Agreement dated January 1, 1997 with Timothy Partners, Ltd. and Awad & Associates, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.

     (13) Registrant's Sub-Advisory Agreement dated October 1, 2000 with Timothy Partners, Ltd. and Provident Investment Counselors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11 on August 17, 2000, is hereby incorporated by reference.

     (14) Registrant's Sub-Advisory Agreement dated October 1, 2000 with Timothy Partners, Ltd. and Rittenhouse Financial Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11 on August 17, 2001, is hereby incorporated by reference.

e.   DISTRIBUTION AGREEMENTS

     (1) Registrant's Underwriting Agreement dated July 1, 1997 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective No. 6, is hereby incorporated by reference.

f.   NOT APPLICABLE

g.   CUSTODIAN AGREEMENT

     (1) Custodian Agreement - which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

h.   OTHER MATERIAL CONTRACTS

     (1) Registrant's Amendment dated May 1, 1996 to Registrant's Administrative Agreement dated January 19, 1994 with Covenant Financial Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (2) Registrant's Administrative Agreement dated January 19, 1994 with Covenant Financial Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (3) Registrant's Form of Participation Agreement dated May 1, 1998 on behalf of The Timothy Plan Variable Series with Annuity Investors Life Insurance Company and Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

     (4) Registrant's Mutual Fund Services Agreement with Citco-Quaker Fund Services, Inc., dated May 1, 2003, which was filed as an Exhibit to Registrant's Post-effective Amendment # 17, is hereby incorporated by reference.

     (5) Powers of Attorney, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, are hereby incorporated by reference.

i.   OPINION AND CONSENT OF COUNSEL - filed herewith

j. CONSENT OF INDEPENDENT AUDITORS - Opinion and Consent of Tait, Weller & Baker, which was filed as an Exhibit to Registrant's Post-effective Amendment # 17, is hereby incorporated by reference.

k.   OMITTED FINANCIAL STATEMENTS - None

l.   LETTER OF INVESTMENT INTENT -

     (1)  Investment   letters   between   the   Registrant   and  its   initial
          shareholders,   which  were  filed  as  an  Exhibit  to   Registrant's
          Post-Effective Amendment No. 4, are hereby incorporated by reference.

m.   RULE 12b-1 PLANS

     (1) Registrant's Plan of Distribution for Class A Shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

     (2) Registrant's Plan of Distribution for Class B Shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

     (3)  Registrant's Plan of Distribution for Class C shares- filed herewith

n.   PLAN PURSUANT TO RULE 18f-3 -

     (1) Registrant's Multiple Class Plan, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

o.   RESERVED

p.   CODE OF ETHICS -

     (1) Code of Ethics for the Timothy Plan and Timothy Partners Ltd., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11 on August 17, 2001, is hereby incorporated by reference.

ITEM 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

See "General Information - Holders of more than 5% of Each Fund's Shares" in the Statement of Additional Information dated May 1, 2003.

ITEM 25.       INDEMNIFICATION.

Under the terms of the Delaware Business Trust Act and the Registrant's Agreement and Declaration of Trust and By-Laws, no officer or Trustee of the Trust shall have any liability to the Trust or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust or the By-Laws.

The Delaware Business Trust Act, section 3817, permits a business trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and Declaration of Trust provides that the Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, manager or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every officer and Trustee of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a officer or Trustee of the Trust; provided that nothing contained in the Agreement and Declaration of Trust shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The By-Laws provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust), by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Trust, that his conduct was in the Trust's best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

The termination of any proceeding by judgment, order or settlement shall not of itself create a presumption that the person did not meet the requisite standard of conduct set forth above. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or any entry of an order of probation prior to judgment, shall create a rebuttable presumption that the person did not meet the requisite standard of conduct set forth above.

The By-Laws further provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

The By-Laws provide no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of an officer's or Trustee's office with the Trust. Further no indemnification shall be made:

     (a) In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

     (b) In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Trust or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

     (c) Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required approval as set forth below is obtained.

The By-Laws provide to the extent that an officer or Trustee has been successful, on the merits or otherwise, in the defense of any proceeding as set forth above before a court or other body before whom a proceeding was brought, the officer or Trustee shall be indemnified against expenses actually and reasonably incurred by the officer or Trustee in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the officer or Trustee was not liable by reason of the disabling conduct also as set forth above.

Except as provided for in the preceding paragraph, the By-Laws provide that any indemnification provided therein shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the officer or Trustee is proper in the circumstances because the officer or Trustee has met the applicable standard of conduct as set forth above and is not prohibited from indemnification because of the disabling conduct also as set forth above, by:

     (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940);

     (b)  A written opinion by an independent legal counsel; or

     (c) The shareholders; however, shares held by an officer or Trustee who is a party to the proceeding may not be voted on the subject matter.

The By-Laws permit expenses incurred in defending any proceeding as set forth above to be advanced by the Trust before the final disposition of the proceeding if (a) receipt of a written affirmation by the officer or Trustee of his good faith belief that he has met the standard of conduct necessary for indemnification as set forth therein and a written undertaking by or on behalf of the officer or Trustee, such undertaking being an unlimited general obligation to repay the amount of the advance if it is ultimately determined that he has not me those requirements, and (b) a determination would not preclude indemnification as set forth therein. Determinations and authorizations of payments must be made in the manner specified above for determining that the indemnification is permissible.

No indemnification or advance is permitted under the By-Laws, with limited exceptions as set forth therein, in any circumstances where it appears:

     (a) That it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

     (b) That it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

The Trustees and officers of the Trust are entitled and empowered under the Agreement and Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Trust, whether or not a Fund would have the power to indemnify him against such liability under the Agreement and Declaration of Trust or By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, the officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable.

ITEM 26.       BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

Timothy Partners, Ltd. ("TPL") serves as investment adviser of the Trust. Form ADV Part I of TPL as filed with the Securities and Exchange Commission via the NASDR's IARD system is hereby incorporated by reference.

Covenant Financial Management, Inc. is a marketing/consulting firm owned by Arthur D. Ally that renders consulting advice to TPL with regard to marketing plans to be employed to target potential investor groups that might be interested in investing in the Trust because of its investment objectives and criteria.

ITEM 27.       PRINCIPAL UNDERWRITER.

     (a) Timothy Partners, Ltd. ("TPL") is the principal underwriter for the Trust and currently acts as underwriter only for the Trust.

     (b) The table below sets forth certain information as to the Underwriter's directors, officers and control persons:

--------------------------------------------------------------------------------
NAME AND PRINCIPAL            POSITIONS AND OFFICES    POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH THE UNDERWRITER     WITH THE TRUST
--------------------------------------------------------------------------------

Arthur D. Ally                President of TPL         Chairman, President and
1304 west Fairbanks Avenue                             Treasurer
Winter Park, FL  32789
--------------------------------------------------------------------------------

     (c)  None

ITEM 28.       LOCATION OF ACCOUNTS AND RECORDS.

Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, is maintained by the Trust at 1304 West Fairbanks Avenue, Winter Park, Florida 32789, except for those maintained by the Trust's custodian, US Bank, N.A., 425 Vine Street, Cincinnati, Ohio, 45202, and the Registrant's administrator, transfer, redemption and dividend disbursing agent and accounting services agent, Citgo Quaker Fund Services, Inc., 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482.

ITEM 29.       MANAGEMENT SERVICES.

All substantive provisions of any management-related service contract are discussed in Parts A and B of this Registration Statement.

ITEM 30.       UNDERTAKINGS.

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the 1940 Act, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Agreement and Declaration of Trust and By-Laws in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to directors, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, The Timothy Plan (the "Trust") hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Winter Park and the State of Florida on December 3, 2003.

     THE TIMOTHY PLAN

     By:   /s/ Arthur D. Ally
     ------------------------
     ARTHUR D. ALLY
     Chairman, President and Treasurer

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 18 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                         TITLE                         DATE
---------                         -----                         ----

/s/ Arthur D. Ally                Chairman, President &         December 3, 2003
------------------                Treasurer-
ARTHUR D. ALLY                    Trustee

/s/ Joseph E. Boatwright*         Trustee, Secretary            December 3, 2003
------------------------
JOSEPH E. BOATWRIGHT

/s/ William Dodson*               Trustee                       December 3, 2003
------------------
WILLIAM DODSON

/s/ Mark A. Minnella*             Trustee                       December 3, 2003
--------------------
MARK A. MINELLA

/s/ Matthew D. Staver*            Trustee                       December 3, 2003
---------------------
MATHEW D. STAVER

/s/ Wesley W. Pennington*         Trustee                       December 3, 2003
------------------------
WESLEY W. PENNINGTON

/s/ Jock M. Sneddon*              Trustee                       December 3, 2003
-------------------
JOCK M. SNEDDON

/s/ W. Thomas Fyler*              Trustee                       December 3, 2003
-------------------
W. THOMAS FYLER

* By Arthur D. Ally, Attorney-In-Fact under Powers of Attorney

================================================================================

INDEX TO EXHIBITS

Exhibit Number           Description

EX.99.i                  Legal Opinion and Consent of David Jones & Assoc., P.C.

EX.99m                   Plan of Distribution for Class C Shares